GLOBAL ASSET MANAGEMENT(R)

                           ==========================


    GAM GLOBAL FUND             GAM Funds, Inc.

                               SEMI-ANNUAL REPORT
   GAM INTERNATIONAL               (UNAUDITED)
          FUND
                              FOR THE PERIOD ENDED
                                 30TH JUNE, 2001
   GAM PACIFIC BASIN
          FUND


   GAM JAPAN CAPITAL
          FUND


    GAM EUROPE FUND


   GAM AMERICAN FOCUS
          FUND


   GAMERICA CAPITAL
          FUND

This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

                                 GAM FUNDS, INC.
                              INVESTMENT ADVISERS:
                      GAM International Management Limited
                       Global Asset Management (USA) Inc.

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

     The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$13 billion under management and employs a worldwide staff of about 600 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

     GAM Global ......................................................    3

     GAM International ...............................................    8

     GAM Pacific Basin ...............................................   13

     GAM Japan Capital ...............................................   18

     GAM Europe ......................................................   22

     GAM American Focus ..............................................   27

     GAMerica Capital ................................................   31

     Financial Statements ............................................   36

     Notes to Financial Statements ...................................   42

                                 GAM GLOBAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
VENKAT CHIDAMBARAM IS INVESTMENT DIRECTOR WITHIN GAM'S INTERNATIONAL/ GLOBAL TEAM. PRIOR TO JOINING GAM IN FEBRUARY 1994, HE WORKED FOR ACCOUNTANTS PRITCHARD FELLOWS & CO. HE WAS EDUCATED IN INDIA AND RECEIVED A DEGREE IN BUSINESS ADMINISTRATION FROM THE AMERICAN INTERCONTINENTAL UNIVERSITY (AIU) IN LONDON AND AN MBA FROM CITY UNIVERSITY. MR. CHIDAMBARAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                       GAM
                                                    Global
                                             Class A (after                        Average
                                       GAM          maximum             MSCI       1 Month
                                    Global       sales load            World       Deposit
                                   Class A           of 5%)            Index          Rate
30th June, 2001                  US$ 15.59       US$ 16.41          1,084.79
------------------------------------------------------------------------------------------
                                         %               %                 %             %
------------------------------------------------------------------------------------------
Quarter to June, 2001                 1.50           (3.58)             2.61          1.11
------------------------------------------------------------------------------------------
Jan - June, 2001                    (11.07)         (15.51)           (10.50)         2.55
------------------------------------------------------------------------------------------
Average annual total returns:
------------------------------------------------------------------------------------------
1 year to June, 2001                (13.00)         (17.35)           (20.14)         5.99
------------------------------------------------------------------------------------------
5 years to June, 2001                 6.73            5.64              8.52          5.68
------------------------------------------------------------------------------------------
10 years to June, 2001               10.54            9.97             10.51          5.11
------------------------------------------------------------------------------------------
15 years to June, 2001                9.40            9.03             10.62          6.05
------------------------------------------------------------------------------------------
Since inception                       9.52            9.14             10.77          6.05
------------------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        GAM GLOBAL FUND / FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]

                                                           GAM Global Class A
             GAM Global    MSCI World     Average 1 Month  (after maximum sales
   Date        Class A        Index         Deposit Rate        load of 5%)
  -----      ---------     ----------    ---------------   --------------------
 5/28/86      10000.00      10000.00         10000.00           10000.00
 5/31/86      10003.00       9895.57         10003.71            9502.85
 6/30/86      10241.00      10293.72         10062.82            9728.95
 7/31/86      10165.00      10384.41         10110.36            9656.75
 8/31/86      10857.00      11296.05         10173.20           10314.15
 9/30/86      10199.00      10850.99         10225.27            9689.05
10/31/86       9934.00      10666.93         10277.13            9437.30
11/30/86      10386.00      11155.62         10323.29            9866.70
12/31/86      10469.00      11349.84         10380.77            9945.55
 1/31/87      10789.00      12691.31         10436.08           10249.55
 2/28/87      10988.00      13113.96         10485.46           10438.60
 3/31/87      11328.00      13932.98         10542.97           10761.60
 4/30/87      11336.00      14754.09         10587.51           10769.20
 5/31/87      11578.00      14780.23         10654.93           10999.10
 6/30/87      11695.00      14774.26         10720.64           11110.25
 7/31/87      11670.00      15076.94         10784.00           11086.50
 8/31/87      12051.00      15974.39         10840.21           11448.45
 9/30/87      11839.00      15701.89         10909.31           11247.05
10/31/87      10181.00      12991.75         10978.44            9671.95
11/30/87      9811.00       12723.58         11038.94            9320.45
12/31/87      10210.29      13281.29         11119.11            9699.78
 1/31/88      9628.96       13609.23         11181.79            9147.51
 2/29/88      10364.73      14405.83         11239.52            9846.49
 3/31/88      10674.00      14845.97         11309.42           10140.30
 4/30/88      10881.49      15039.14         11368.97           10337.41
 5/31/88      10461.91      14742.13         11429.19            9938.81
 6/30/88      10819.24      14727.19         11507.42           10278.28
 7/31/88      11045.17      15011.06         11577.63           10492.91
 8/31/88      10778.90      14189.20         11647.97           10239.95
 9/30/88      11445.16      14653.39         11739.58           10872.90
10/31/88      12113.72      15791.23         11813.85           11508.04
11/30/88      12496.42      16346.10         11888.62           11871.60
12/31/88      12767.31      16472.79         11998.40           12128.94
 1/31/89      12921.77      17104.76         12079.90           12275.68
 2/28/89      12889.49      17000.93         12176.42           12245.02
 3/31/89      12722.35      16897.99         12278.39           12086.23
 4/30/89      13058.94      17291.06         12371.94           12405.99
 5/31/89      12893.89      16874.68         12464.92           12249.19
 6/30/89      13346.82      16688.08         12579.70           12679.48
 7/31/89      14694.99      18580.69         12670.58           13960.24
 8/31/89      14743.47      18139.06         12756.43           14006.30
 9/30/89      14767.13      18653.30         12867.59           14028.77
10/31/89      14386.33      18035.08         12952.96           13667.01
11/30/89      15113.63      18629.10         13039.59           14357.95
12/31/89      15857.46      19371.32         13154.30           15064.59
 1/31/90      15379.53      18490.45         13233.31           14610.55
 2/28/90      15317.15      17689.22         13316.90           14551.29
 3/31/90      15502.56      16623.54         13425.14           14727.43
 4/30/90      14945.13      16387.93         13508.00           14197.87
 5/31/90      16275.69      18126.21         13595.76           15461.90
 6/30/90      16980.95      18004.75         13707.07           16131.91
 7/31/90      17376.00      18178.21         13790.20           16507.20
 8/31/90      15223.84      16481.76         13895.19           14462.65
 9/30/90      14963.31      14740.04         13985.65           14215.14
10/31/90      14756.09      16119.31         14066.74           14018.28
11/30/90      14134.44      15855.47         14173.15           13427.71
12/31/90      14071.95      16187.44         14274.76           13368.35
 1/31/91      14515.37      16783.70         14349.84           13789.60
 2/28/91      15217.46      18132.94         14442.81           14456.59
 3/31/91      14949.22      17804.25         14527.11           14201.76
 4/30/91      14712.45      17950.22         14593.00           13976.83
 5/31/91      15034.07      18359.95         14676.28           14282.37
 6/30/91      14475.68      17229.43         14746.56           13751.90
 7/31/91      14798.67      18046.12         14820.68           14058.74
 8/31/91      14645.39      17991.81         14891.58           13913.12
 9/30/91      14653.60      18466.76         14962.64           13920.92
10/31/91      14711.08      18769.31         15017.49           13975.53
11/30/91      14311.45      17954.53         15090.40           13595.88
12/31/91      15565.21      19264.77         15157.19           14786.95
 1/31/92      15131.81      18911.32         15212.19           14375.21
 2/29/92      14867.03      18588.19         15259.95           14123.68
 3/31/92      14534.40      17715.72         15314.96           13807.68
 4/30/92      14611.48      17965.81         15356.50           13880.91
 5/31/92      15379.48      18683.72         15413.56           14610.50
 6/30/92      15921.30      18061.21         15465.74           15125.24
 7/31/92      16120.83      18110.65         15515.89           15314.79
 8/31/92      17118.49      18554.47         15560.39           16262.56
 9/30/92      16491.87      18387.80         15602.65           15667.28
10/31/92      15347.86      17893.03         15642.13           14580.47
11/30/92      14807.47      18216.51         15683.46           14067.10
12/31/92      14841.96      18367.06         15736.69           14099.87
 1/31/93      15133.97      18431.88         15776.95           14377.27
 2/28/93      16022.41      18871.90         15814.38           15221.29
 3/31/93      16504.38      19969.51         15858.18           15679.16
 4/30/93      17060.38      20898.61         15898.09           16207.36
 5/31/93      17552.50      21383.73         15934.87           16674.88
 6/30/93      17124.95      21207.76         15979.51           16268.70
 7/31/93      17262.16      21648.05         16019.79           16399.06
 8/31/93      19468.75      22643.95         16057.42           18495.31
 9/30/93      20444.29      22229.17         16103.23           19422.08
10/31/93      22100.68      22845.36         16142.41           20995.65
11/30/93      22015.20      21556.64         16184.40           20914.44
12/31/93      26017.37      22615.15         16232.51           24716.50

 1/31/94      25441.07      24110.50         16272.39           24169.01
 2/28/94      23435.76      23802.37         16310.22           22263.98
 3/31/94      22731.28      22780.20         16361.85           21594.72
 4/30/94      21645.26      23488.41         16408.13           20563.00
 5/31/94      21848.04      23552.89         16455.91           20755.64
 6/30/94      22572.06      23491.63         16519.13           21443.45
 7/31/94      22040.13      23942.40         16581.27           20938.13
 8/31/94      21990.68      24667.58         16639.05           20891.14
 9/30/94      22631.98      24023.74         16707.66           21500.38
10/31/94      22885.87      24711.49         16770.33           21741.57
11/30/94      22302.26      23644.10         16833.85           21187.15
12/31/94      21813.99      23877.48         16929.24           20723.29
 1/31/95      22555.12      23523.44         17002.96           21427.36
 2/28/95      24167.08      23870.95         17080.20           22958.73
 3/31/95      26374.01      25026.38         17178.29           25055.31
 4/30/95      26674.58      25903.51         17257.33           25340.85
 5/31/95      27693.63      26130.05         17347.38           26308.95
 6/30/95      27364.24      26127.07         17434.87           25996.03
 7/31/95      27553.64      27439.46         17514.89           26175.96
 8/31/95      26827.05      26833.08         17592.35           25485.69
 9/30/95      27722.93      27619.87         17691.94           26336.78
10/31/95      28270.76      27190.14         17766.53           26857.22
11/30/95      29135.75      28139.40         17843.41           27678.96
12/31/95      29720.65      28967.35         17946.09           28234.62
 1/31/96      29324.67      29496.53         18016.84           27858.43
 2/29/96      28334.71      29681.60         18090.27           26917.98
 3/31/96      28466.71      30180.95         18184.70           27043.37
 4/30/96      28070.72      30896.10         18262.07           26667.19
 5/31/96      27872.73      30928.35         18342.54           26479.10
 6/30/96      28466.71      31090.29         18420.73           27043.37
 7/31/96      28884.69      29997.19         18489.46           27440.45
 8/31/96      29135.98      30347.72         18582.55           27679.18
 9/30/96      30459.34      31541.55         18665.02           28936.37
10/31/96      31010.74      31767.44         18732.07           29460.20
11/30/96      34164.74      33553.29         18823.70           32456.51
12/31/96      33507.25      33021.63         18910.46           31831.89
 1/31/97      35351.90      33425.26         18996.24           33584.31
 2/28/97      36706.20      33815.42         19074.09           34870.89
 3/31/97      34768.15      33152.36         19160.28           33029.74
 4/30/97      36752.90      34241.81         19244.44           34915.26
 5/31/97      38364.05      36361.44         19338.29           36445.85
 6/30/97      40442.20      38180.87         19426.69           38420.09
 7/31/97      45906.10      39945.13         19500.35           43610.80
 8/31/97      42278.27      37278.80         19603.33           40164.36
 9/30/97      44569.90      39310.01         19698.27           42341.41
10/31/97      42114.58      37247.07         19791.28           40008.85
11/30/97      43704.70      37912.10         19875.71           41519.46
12/31/97      45216.46      38380.09         19979.67           42955.63
 1/31/98      45385.63      39455.73         20078.04           43116.34
 2/28/98      48140.66      42131.04         20164.28           45733.63
 3/31/98      50823.20      43916.51         20262.26           48282.04
 4/30/98      51064.87      44352.21         20354.91           48511.63
 5/31/98      50460.70      43802.88         20445.35           47937.66
 6/30/98      53457.40      44848.79         20544.73           50784.53
 7/31/98      54230.75      44783.33         20641.65           51519.21
 8/31/98      46233.38      38817.81         20738.63           43921.71
 9/30/98      46769.28      39511.06         20832.40           44430.82
10/31/98      42555.17      43089.75         20925.44           40427.41
11/30/98      44089.79      45659.02         21014.70           41885.30
12/31/98      46379.54      47896.53         21112.68           44060.56
 1/31/99      46623.13      48951.95         21201.58           44291.97
 2/28/99      45015.43      47656.54         21280.36           42764.66
 3/31/99      45039.79      49647.79         21367.84           42787.80
 4/30/99      45210.30      51611.90         21452.84           42949.79
 5/31/99      43943.64      49732.88         21539.97           41746.45
 6/30/99      45648.77      52059.48         21625.11           43366.33
 7/31/99      42823.12      51910.51         21720.20           40681.97
 8/31/99      44138.51      51825.61         21815.41           41931.58
 9/30/99      42506.46      51330.07         21910.53           40381.13
10/31/99      45502.61      54005.26         22009.88           43227.48
11/30/99      46428.25      55531.60         22105.96           44106.84
12/31/99      52980.83      60033.43         22226.19           50331.78
 1/31/00      48888.51      56602.36         22334.06           46444.09
 2/29/00      54198.78      56762.06         22437.59           51488.84
 3/31/00      53126.98      60692.45         22549.62           50470.63
 4/30/00      47159.02      58133.15         22663.08           44801.07
 5/31/00      43773.12      56668.54         22783.31           41584.47
 6/30/00      45307.74      58584.53         22905.42           43042.35
 7/31/00      43797.48      56942.50         23033.58           41607.61
 8/31/00      44528.25      58801.94         23161.93           42301.84
 9/30/00      44138.51      55682.20         23286.26           41931.58
10/31/00      44211.59      54756.22         23415.98           42001.01
11/30/00      42896.20      51438.87         23541.68           40751.39
12/31/00      44324.61      52278.26         23672.24           42108.37
 1/31/01      43287.92      53322.05         23802.36           41123.52
 2/28/01      41189.27      48825.22         23902.89           39129.80
 3/31/01      38837.76      45598.29         24009.61           36895.87
 4/30/01      39874.45      48960.09         24107.87           37880.72
 5/31/01      39748.02      48289.83         24197.15           37760.62
 6/30/01      39419.32      46786.78         24276.93           37448.35

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

      [THE FOLLOWING TABLES REPRESENT BAR CHARTS IN THE PRINTED DOCUMENT.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                     GAM GLOBAL CLASS A
                      GAM GLOBAL    (AFTER MAXIMUM SALES
                       CLASS A           LOAD OF 5%)        MSCI WORLD INDEX

1 Year                 (13.00)            (17.35)               (20.14)
5 Years                  6.73               5.64                  8.52
10 Years                10.54               9.97                 10.51
15 Years                 9.40               9.03                 10.62
Since Inception          9.52               9.14                 10.77


ANNUAL PERFORMANCE - CLASS A

                                  GAM GLOBAL
                 GAM                 CLASS A           MSCI
              GLOBAL          (AFTER MAXIMUM          WORLD
             CLASS A       SALES LOAD OF 5%)          INDEX
YEAR               %                       %              %
-----------------------------------------------------------
1997           34.95                    28.2          16.23
1998            2.57                   (2.56)         24.80
1999           14.23                    8.52          25.34
2000          (16.34)                 (20.52)        (12.92)
2001*         (11.07)                 (15.51)        (10.50)

*6 months

-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and The United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                                      Global                 Average
                                        GAM          Class B        MSCI     1 Month
                                     Global   (with deferred       World     Deposit
                                    Class B    sales charge)       Index        Rate
30th June, 2001                   US$ 15.52                     1,084.79
-------------------------------------------------------------------------------------
                                          %                %           %            %
-------------------------------------------------------------------------------------
Quarter to June, 2001                  1.37            (3.63)       2.61         1.11
-------------------------------------------------------------------------------------
Jan - June, 2001                     (11.31)          (15.75)     (10.50)        2.55
-------------------------------------------------------------------------------------
Average annual total returns:
-------------------------------------------------------------------------------------
1 year to June, 2001                 (13.64)          (17.84)     (20.14)        5.99
-------------------------------------------------------------------------------------
2 years to June, 2001                 (7.71)           (9.53)      (5.20)        5.95
-------------------------------------------------------------------------------------
3 years to June, 2001                (10.31)          (11.19)       1.42         5.72
-------------------------------------------------------------------------------------
Since inception*                      (8.48)           (9.35)       1.74         5.72
-------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                                     Global                    Average
                                       GAM          Class C          MSCI      1 Month
                                    Global   (with deferred         World      Deposit
                                   Class C     sales charge)        Index         Rate
30th June, 2001                  US$ 15.54                       1,084.79
--------------------------------------------------------------------------------------
                                         %                %             %            %
--------------------------------------------------------------------------------------
Quarter to June, 2001                 1.37             0.37          2.61         1.11
--------------------------------------------------------------------------------------
Jan - June, 2001                    (11.35)          (12.24)       (10.50)        2.55
--------------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------------
1 year to June, 2001                (13.66)          (14.50)       (20.14)        5.99
--------------------------------------------------------------------------------------
2 years to June, 2001                (7.75)           (7.75)        (5.20)        5.95
--------------------------------------------------------------------------------------
3 years to June, 2001               (10.37)          (10.37)         1.42         5.72
--------------------------------------------------------------------------------------
Since inception*                     (8.59)           (8.59)         1.87         5.72
--------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                        GAM
                                                     Global
                                             Class D (after                       Average
                                      GAM           maximum             MSCI      1 Month
                                   Global        sales load            World      Deposit
                                  Class D          of 3.5%)            Index         Rate
30th June, 2001                 US$ 15.41         US$ 15.97         1,084.79
-----------------------------------------------------------------------------------------
                                        %                 %                %            %
-----------------------------------------------------------------------------------------
Quarter to June, 2001                1.45             (2.10)            2.61         1.11
-----------------------------------------------------------------------------------------
Jan - June, 2001                   (11.23)           (14.34)          (10.50)        2.55
-----------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------
1 year to June, 2001               (13.36)           (16.39)          (20.14)        5.99
-----------------------------------------------------------------------------------------
3 years to June, 2001               (9.90)           (10.96)            1.42         5.72
-----------------------------------------------------------------------------------------
5 years to June, 2001                6.52              5.76             8.52         5.68
-----------------------------------------------------------------------------------------
Since inception*                     5.85              5.20             9.69         5.66
-----------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

THE COMMENT

     The fund started the year with the view that markets would turn back towards the more defensive stocks, such as the pharmaceuticals, the insurers and the food and beverage sector after the technology burnout. A technology-inspired January rally led to some underperformance, as investors believed that the bottom of the market had been reached and that a benign interest rate environment would nurture the sickly tech stocks back to good health. However, the rally faded amid profit warnings and macroeconomic disappointment and the markets soon fell back in line. The stocks which formed the core of the fund had long and steady earnings records and high returns on equity, with stable margins.

     At the time the prior fund manager left GAM, the preference for stocks with the above characteristics remained firmly within the investment criteria, yet it was felt important to give the fund a more balanced approach. In our view there were opportunities in the technology sector for companies that are often market leaders and provide mission critical products, which have displayed resilience in the volatile markets that we have seen in the first six months of the year. We have therefore added certain technology names with these characteristics, however the overall portfolio continues with a bias toward defensive stocks that are still able to grow earnings at their historic levels. Building from this balanced base, the funds were able to seek out certain sector and country specific investment themes. In Spain, a government and EU-funded infrastructure spending plan brought to our attention names such as Actividades de Construccion, a leader in the Spanish construction industry. The UK economy remains buoyant with low inflation, thus providing a good environment for banking stocks and domestic consumption stories such as the Royal Bank of Scotland and Geest. In addition, the UK political environment remained positive for the business process outsourcing companies, such as Capita Group. In the US, the falling interest rate environment prompted us to add some financial stocks to the portfolio, such as Washington Mutual and Fifth Third Bancorp.

     Throughout this period it has been very difficult to gauge the markets. In the US recent positive National Association of Purchasing Managers numbers were offset by continuing job loss announcements, which were in turn isolated by the continued strength of the US consumer. However, we feel that there are still opportunities that are able to transcend these directionless markets. In Europe, corporate wellbeing has not been helped by the austere interest rate regime of Mr. Duisenberg, the head of the European Central Bank, but the benign inflationary environment in the second half, helped by weaker oil prices, leads us to believe that further cuts might be on the horizon. The fund has maintained its underweight position in Japan, as we believe that Mr. Koizumi, the Japanese Prime Minister's restructuring of the ailing Japanese economy will not be a painless process. For the first six months of the year Class A of the fund has performed in line with the benchmark, falling 11.1%. We continue to watch the US economy as a leading indicator for an inflection point in global demand, but as yet the signals are mixed. In this environment we feel that a balanced portfolio is appropriate, as we look to the second half of the year for further economic indicators from the US economy.

                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
------------------------------------------------------------
DERIVATIVES - 0.5%
              UNITED STATES - 0.5%
    152,000   J.P. Morgan Investor Derivative
                 2004-04-07                         121,539
                                                 ----------
TOTAL DERIVATIVES (COST $135,926)                   121,539
                                                 ----------

EQUITIES - 89.4%
              DENMARK - 1.5%
      8,952   Novo-Nordisk                          396,354
                                                 ----------
                                                    396,354
                                                 ----------
              FRANCE - 6.9%
      3,350   Danone                                460,141
      1,374   Hermes International                  189,774
      4,718   L'Oreal                               304,832
     13,267   Sanofi-Synthelabo                     871,239
                                                 ----------
                                                  1,825,986
                                                 ----------
              GERMANY - 2.7%
      5,136   Altana                                195,402
      3,415   Beiersdorf                            357,372
      3,055   Schering                              159,461
                                                 ----------
                                                    712,235
                                                 ----------
              HONG KONG - 1.4%
      6,405   China Mobile (HK) ADR                 171,590
    118,000   Li & Fung                             193,646
                                                 ----------
                                                    365,236
                                                 ----------
              IRELAND - 1.4%
     54,340   Anglo Irish Bank                      206,742
     16,613   Ryanair                               172,444
                                                 ----------
                                                    379,186
                                                 ----------
              ISRAEL - 0.3%
      1,677   Check Point Software Technologies      84,806
                                                 ----------
                                                     84,806
                                                 ----------
              ITALY - 0.5%
     14,713   Mediaset                              123,923
                                                 ----------
                                                    123,923
                                                 ----------
              JAPAN - 3.1%
        300   Bellsystem24                           99,339
          8   NTT DoCoMo                            139,186
      2,700   Sanix                                 136,380
     10,000   Takeda Chemical                       465,023
                                                 ----------
                                                    839,928
                                                 ----------
              NETHERLANDS - 3.1%
     15,269   Fortis AMEV                           371,585
      3,195   Heineken                              128,948
     10,217   Koninklijke Ahold                     320,323
                                                 ----------
                                                    820,856
                                                 ----------
              SPAIN - 4.7%
     14,102   Actividades de Construccion           391,221
     29,859   Banco Bilboa Vizcaya Argentaria       386,600
      3,921   Banco Popular Espanol                 137,184
     38,707   Indra Sistemas                        341,103
                                                 ----------
                                                  1,256,108
                                                 ----------
              SWEDEN - 1.6%
      8,957   Assa Abloy B                          128,075
      3,806   Nobel Biocare                         128,442
     34,313   Swedish Match                         160,916
                                                 ----------
                                                    417,433
                                                 ----------
              SWITZERLAND - 3.9%
      1,770   Nestle                                376,281
      8,160   Novartis (Registered)                 295,402
        621   Synthes-Stratec (Registered)          381,192
                                                 ----------
                                                  1,052,875
                                                 ----------

              UNITED KINGDOM - 9.7%
     51,913   Capita Group                          338,178
     36,431   Geest                                 350,212
     12,827   HSBC Holdings                         152,213
     31,877   Imperial Tobacco                      374,905

     16,696   John Menzies                          106,411
     41,238   Northern Foods                         95,257
      7,654   PizzaExpress                           98,643
     16,304   Royal Bank of Scotland                359,849
     50,616   Taylor Nelson Sofres                  145,793
     55,771   WPP Group                             549,874
                                                 ----------
                                                  2,571,335
                                                 ----------
              UNITED STATES - 48.6%
      5,150   Affiliated Computer Services          370,336
      2,910   Allergan                              248,805
     *3,168   Amdocs                                170,597
      5,179   American International Group          445,394
      6,391   Amgen                                 387,806
     10,668   Automatic Data Processing             530,199
      6,272   Citigroup                             331,412
      2,345   Clear Channel Communications          147,031
      7,478   Colgate-Palmolive                     441,127
      2,244   Comverse Technology                   128,132
      4,897   Electronic Data Systems               306,062
      6,941   Fifth Third Bancorp                   416,807
      3,369   First Data                            216,458
     11,319   Fiserv                                724,190
      5,159   Freddie Mac                           361,130
      6,210   General Electric (USA)                302,738
     24,508   IMS Health                            698,478
      1,292   International Business Machines       145,996
      5,146   Johnson & Johnson                     257,300
     11,077   Linear Technology                     489,825
      3,323   MBNA                                  109,493
     11,294   Medtronic                             519,637
      1,349   Mercury Interactive                    80,805
      1,913   Micromuse                              53,545
      2,583   Microsoft                             188,559
      8,313   Omnicom Group                         714,918
      7,425   Paychex                               297,000
     12,976   Pfizer                                519,689
     10,506   Starbucks                             241,638
     13,302   State Street                          658,316
     14,950   SunGard Data Systems                  448,650
     11,865   Symbol Technologies                   263,403
      7,292   Univision Communications              311,952
     *2,655   VeriSign                              159,326
      3,188   Veritas Software                      212,098
      9,582   Walgreen                              327,225
      5,770   Wal-Mart Stores                       281,576
     11,118   Washington Mutual                     417,481
                                                 ----------
                                                 12,925,134
                                                 ----------
TOTAL EQUITIES (COST $23,728,957) - 89.4%        23,771,395
                                                 ----------
TOTAL INVESTMENTS (COST $23,864,883) - 89.9%     23,892,934
NET CURRENT ASSETS - 10.1%                        2,693,104
                                                 ----------
TOTAL NET ASSETS - 100%                          26,586,038
                                                 ==========

* Non-income producing security

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

      [THE FOLLOWING TABLES REPRESENT PIE CHARTS IN THE PRINTED DOCUMENT]


                   GEOGRAPHIC ANALYSIS AS AT
                        30TH JUNE, 2001

UNITED STATES              49.1%

CURRENT NET ASSETS         10.1%

UNITED KINGDOM             9.7%

FRANCE                     6.9%

SPAIN                      4.7%

SWITZERLAND                3.9%

JAPAN                      3.1%

NETHERLANDS                3.1%

GERMANY                    2.7%

SWEDEN                     1.6%

DENMARK                    1.5%

OTHER                      3.6%



                           INVESTMENT ANALYSIS AS AT
                                30TH JUNE, 2001

PHARMACEUTICALS & BIOTECHNOLOGY    14.3%

COMMERCIAL SERVICES & SUPPLIES     11.4%

SOFTWARE & SERVICES                10.6%

NET CURRENT ASSETS                 10.1%

BANKS                              8.3%

MEDIA                              7.5%

DIVERSIFIED FINANCIALS             6.9%

FOOD BEVERAGE & TOBACCO            6.0%

HOUSEHOLD & PERSONAL PRODUCTS      4.1%

HEALTH CARE EQUIPMENT & SERVICES   3.9%

FOOD & DRUG RETAILING              3.7%

CAPITAL GOODS                      3.1%

TECHNOLOGY HARDWARE & EQUIPMENT    2.4%

INSURANCE                          1.7%

RETAILING                          1.5%

OTHER                              4.5%

                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                             GAM INTERNATIONAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GRAHAM WAINER IS MANAGING DIRECTOR - PORTFOLIO MANAGEMENT AND PRODUCT DEVELOPMENT. HE JOINED GAM IN 1998 HAVING PREVIOUSLY BEEN EXECUTIVE DIRECTOR OF EFG PRIVATE BANK AND MANAGING DIRECTOR OF ITS ASSET MANAGEMENT SUBSIDIARY. HE HOLDS A B. COMMERCE DEGREE FROM THE UNIVERSITY OF WITWATERSRAND AND A MASTERS DEGREE IN ECONOMICS FROM THE UNIVERSITY OF CAPE TOWN. ALONG WITH MR. WAINER THE INTERNATIONAL FUND INVESTMENT TEAM INCLUDES JOHN BENNETT, INVESTMENT DIRECTOR RESPONSIBLE FOR EUROPEAN MARKETS AND MICHAEL BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER WITH OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. MR. WAINER AND TEAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                         GAM
                                               International
                                              Class A (after                   Average
                                         GAM         maximum        MSCI       1 Month
                               International      sales load        EAFE       Deposit
                                     Class A          of 5%)       Index          Rate
30th June, 2001                    US$ 16.44       US$ 17.31    1,261.50
--------------------------------------------------------------------------------------
                                           %               %           %             %
--------------------------------------------------------------------------------------
Quarter to June, 2001                  (4.25)          (9.04)      (1.24)         1.11
--------------------------------------------------------------------------------------
Jan - June, 2001                      (17.88)         (21.99)     (14.75)         2.55
--------------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------------
1 year to June, 2001                  (22.28)         (26.16)     (23.63)         5.99
--------------------------------------------------------------------------------------
5 years to June, 2001                   1.92            0.88        3.11          5.68
--------------------------------------------------------------------------------------
10 years to June, 2001                  9.82            9.25        6.66          5.11
--------------------------------------------------------------------------------------
15 years to June, 2001                 10.45           10.07        8.10          6.05
--------------------------------------------------------------------------------------
Since inception                        14.48           14.12       12.72          6.24
--------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]

                                                                                GAM International Class A
                   GAM International                           Average 1 Month    (after maximum sales
                        Class A          MSCI EAFE Index         Deposit Rate           load of 5%)
1/2/85                   10000                 10000                 10000                 10000
1/9/85                   10013               10125.3               10020.9               9512.35
1/16/85                   9954               10153.2                 10037                9456.3
1/23/85                   9960               10186.8                 10053                  9462
1/30/85                  10036               10256.3               10069.1                9534.2
2/6/85                   10018               10046.4               10085.3                9517.1
2/13/85                   9913               9875.99               10101.5               9417.35
2/20/85                  10217                 10085               10117.7               9706.15
2/27/85                  10128               10258.2               10133.8                9621.6
3/6/85                   10043                 10226                 10151               9540.85
3/13/85                  10138               10334.6               10168.1                9631.1
3/20/85                  10328               10733.8               10185.2                9811.6
3/27/85                  10438               11013.9               10197.4                9916.1
4/3/85                   10299               10932.7               10212.1               9784.05
4/10/85                  10329               10849.9               10236.4               9812.55
4/17/85                  10576               11044.6               10253.3               10047.2
4/24/85                  10483               10873.3               10270.2               9958.85
5/1/85                   10490                 11001               10287.1                9965.5
5/8/85                   10347               11010.9               10303.5               9829.65
5/15/85                  10745                 11358               10319.9               10207.8
5/22/85                  10953               11507.3               10336.3               10405.3
5/29/85                  10922               11424.7               10352.7               10375.9
6/5/85                   10883               11582.4               10369.1               10338.8
6/12/85                  11083               11554.4               10384.1               10528.8
6/19/85                  11329               11801.1               10399.2               10762.5
6/26/85                  11207               11705.5               10409.9               10646.7
7/3/85                   11422               11859.4               10422.8               10850.9
7/10/85                  11485               12288.6               10444.3               10910.8
7/17/85                  11629               12599.7               10459.5               11047.5
7/24/85                  11580               12512.7               10472.4                 11001
7/31/85                  11523               12387.6               10489.7               10946.8
8/7/85                   11605               12270.7               10505.7               11024.8
8/14/85                  11703               12395.7               10521.7               11117.8
8/21/85                  11832               12648.1               10537.6               11240.4
8/28/85                  11981               12735.1               10553.6                 11382
9/4/85                   11814                 12461               10569.6               11223.3
9/11/85                  11843               12173.8               10585.7               11250.8
9/18/85                  11884               12290.5               10601.7               11289.8
9/25/85                  12591               13062.7               10613.2               11961.5
10/2/85                  12886               13801.7               10629.3               12241.7
10/9/85                  12939               13842.7               10650.1                 12292
10/16/85                 13102               13862.3               10666.3               12446.9
10/23/85                 13305               14073.9               10682.5               12639.8
10/30/85                 13795                 14401               10698.7               13105.2
11/6/85                  13881                 14664               10714.8                 13187
11/13/85                 13833               14508.8                 10731               13141.3
11/20/85                 14187               14643.9               10747.1               13477.7
11/27/85                 14806               15048.5               10756.4               14065.7
12/4/85                  14719               14918.8               10779.5                 13983
12/11/85                 14834               14878.9               10796.1               14092.3
12/18/85                 15405               15344.2               10812.8               14634.8
12/25/85                 15386               15360.1               10824.7               14616.7
1/1/86                   15926               15795.9               10841.4               15129.7
1/8/86                   16344               15987.5               10862.8               15526.8
1/15/86                  16381               15806.1               10879.4                 15562
1/22/86                  16256               15633.2                 10896               15443.2
1/29/86                  16798               16155.5               10912.7               15958.1
2/5/86                   16957               16377.7               10929.3               16109.2
2/12/86                  17352                 16901                 10946               16484.4
2/19/86                  17640               17566.5               10962.6                 16758
2/26/86                  18033                 17794               10979.2               17131.3
3/5/86                   18229               18206.3               10995.9               17317.6
3/12/86                18935.4               18847.2               11012.3               17988.7
3/19/86                19366.4               19385.3               11028.8               18398.1
3/26/86                19354.6               19596.3               11040.6               18386.9
4/2/86                 19654.8               20372.3                 11057               18672.1
4/9/86                 20176.9               20109.6               11077.4               19168.1
4/16/86                20631.5               20769.9               11093.1               19599.9
4/23/86                21272.6               21806.4               11108.7                 20209
4/30/86                21583.5               21902.2               11124.4               20504.3
5/7/86                 21240.4                 21937               11138.9               20178.4
5/14/86                20982.1               21898.3               11153.4                 19933
5/21/86                20080.4               21115.9                 11168               19076.4
5/28/86                  20282               21401.2               11178.3               19267.9
6/4/86                 20268.1               21158.9                 11197               19254.7
6/11/86                20537.2               21747.4                 11212               19510.3
6/18/86                20607.9               21773.5               11227.1               19577.5
6/25/86                  20624               22154.8               11237.8               19592.8
7/2/86                 20956.3               22458.5               11252.8               19908.5
7/9/86                   20580               22411.2                 11272                 19551
7/16/86                  20595               22593.7               11282.6               19565.3
7/23/86                20204.8                 22976               11301.7               19194.6
7/30/86                20380.6               23731.9               11316.6               19361.6
8/6/86                 20442.8               23649.8               11330.4               19420.7
8/13/86                21359.4               24927.4               11344.2               20291.5
8/20/86                22344.7               26462.4               11358.1               21227.5
8/27/86                22677.1               25942.1                 11372               21543.2
9/3/86                 22918.3               26082.5               11385.8               21772.4
9/10/86                  22855               26223.1               11398.2               21712.3
9/17/86                  22245               24883.8               11410.6               21132.8
9/24/86                22420.8                 25442               11419.5               21299.8
10/1/86                22546.3               25752.1               11431.9               21418.9
10/8/86                22662.1               25722.3               11448.6               21528.9
10/15/86               22442.3               25430.9               11461.8               21320.2
10/22/86               21688.6                 24036                 11475               20604.2
10/29/86               21781.9               24031.7               11488.1               20692.8
11/5/86                21801.2               24001.5               11501.3               20711.1
11/12/86               22271.8               24866.4               11514.1               21158.2
11/19/86               21821.5               24316.9               11526.9               20730.4
11/26/86                 22394               25073.4               11539.7               21274.3
12/3/86                23010.5                 25878               11552.5                 21860
12/10/86               22969.7               25992.4               11566.4               21821.3
12/17/86               22827.2                 26085               11580.2               21685.8
12/24/86               23269.9               26685.1               11590.1               22106.4
12/31/86               23491.9               26913.6                 11604               22317.3

1/7/87                 23789.9               27487.7               11614.1               22600.4
1/14/87                24472.8               28211.1               11636.9               23249.2
1/21/87                25447.4               29193.6               11651.3                 24175
1/28/87                25811.9               30132.9               11665.8               24521.3
2/4/87                 25761.5               29906.1               11680.3               24473.4
2/11/87                25821.5               29823.7               11693.9               24530.5
2/18/87                25730.8               29899.3               11707.4               24444.3
2/25/87                26555.8               30431.3                 11721                 25228
3/4/87                 26723.1               31336.8               11734.6                 25387
3/11/87                26711.4               31237.2               11748.8               25375.8
3/18/87                27686.1               32104.1                 11763               26301.8
3/25/87                28013.4               32663.8               11773.1               26612.7
4/1/87                 28754.7               33448.2               11787.3                 27317
4/8/87                 29184.8               34224.2               11805.9               27725.6
4/15/87                30833.2               36351.2               11820.5               29291.6
4/22/87                30839.1               37163.8               11835.1               29297.2
4/29/87                30218.2               36207.6               11849.6               28707.3
5/6/87                   31372               37930.8               11860.5               29803.4
5/13/87                31464.4               38100.2                 11880               29891.2
5/20/87                30586.6               36886.5               11895.2               29057.3
5/27/87                29978.9               36742.9               11910.4                 28480
6/3/87                 30162.4               37322.1               11925.7               28654.3
6/10/87                30727.6               38457.2                 11942               29191.2
6/17/87                30827.4               38212.4               11958.3                 29286
6/24/87                30392.9               36723.4               11969.9               28873.2
7/1/87                 29911.4                 35556               11986.2               28415.8
7/8/87                   29816               34569.3               12006.8               28325.2
7/15/87                30413.4               35485.1               12022.8               28892.8
7/22/87                29450.5                 33632               12038.8               27977.9
7/29/87                30238.7               35533.4               12054.7               28726.8
8/5/87                 30394.3               35044.9               12061.6               28874.6
8/12/87                30731.9               36094.6               12086.3               29195.4
8/19/87                30997.6               36609.9               12101.9               29447.8
8/26/87                31612.7               37850.9               12117.5               30032.1
9/2/87                 31709.6               38340.1               12133.2               30124.1
9/9/87                 30944.8               37412.7               12149.8               29397.6
9/16/87                31242.8               37069.2               12166.4               29680.6
9/23/87                31407.2               37071.1               12178.2               29836.8
9/30/87                31232.5               37657.7               12194.8               29670.9
10/7/87                31549.6               37805.9               12217.7               29972.1
10/14/87               31928.3               38836.3               12235.8               30331.9
10/21/87               28531.6               33952.2               12246.2                 27105
10/28/87               26275.4               31225.3               12272.1               24961.6
11/4/87                25409.3                 31955               12290.2               24138.9
11/11/87               25215.6               30457.5               12306.7               23954.8
11/18/87               25946.6               32386.8               12323.2               24649.3
11/25/87               25908.4               33162.6               12339.7                 24613
12/2/87                25488.6               32566.4               12356.2               24214.2
12/9/87                25108.4               32338.8               12375.2                 23853
12/16/87               26056.7               33556.4               12394.1               24753.9
12/23/87               26318.4               33831.7               12410.4               25002.5
12/30/87                 26169                 33373               12426.6               24860.6
1/6/88                 26159.1               33461.5               12439.2               24851.2
1/13/88                25287.7               33109.1               12465.7               24023.3
1/20/88                24994.6               33242.1               12482.5               23744.9
1/27/88                24816.4               33990.3                 12497               23575.6
2/3/88                 24735.2                 34092               12516.2               23498.4
2/10/88                24695.6               34086.6               12532.1               23460.8
2/17/88                25570.9                 34929                 12548               24292.4
2/24/88                25978.9               36164.8               12563.9               24679.9
3/2/88                 26396.8               37070.6                 12573               25076.9
3/9/88                 26901.8               37619.4                 12596               25556.7
3/16/88                27252.3               37860.3               12612.1               25889.7
3/23/88                27274.1               38391.9               12625.9               25910.4
3/30/88                27091.9               38718.2               12639.8               25737.3
4/6/88                 27119.2               38762.9               12660.4               25763.3
4/13/88                27307.5               39380.4               12676.5               25942.1
4/20/88                  27188               39438.7               12683.4               25828.6
4/27/88                27200.3               39259.8               12708.6               25840.3
5/4/88                 27124.1               39658.6               12717.8               25767.9
5/11/88                26324.4               38901.6               12741.8               25008.2
5/18/88                26499.6               39013.7               12758.8               25174.6
5/25/88                26757.2               38780.5               12775.9               25419.3
6/1/88                 27179.7               38641.5                 12793               25820.7
6/8/88                 27439.4                 39265               12811.3               26067.4
6/15/88                27738.3               39579.3               12829.5               26351.4
6/22/88                27239.5               38542.3               12845.1               25877.5
6/29/88                  26650               37095.9               12860.8               25317.5
7/6/88                 27503.3               37517.6                 12885               26128.2
7/13/88                27165.3               37651.9               12903.9                 25807
7/20/88                27103.5               37377.2               12922.9               25748.3
7/27/88                27328.1               38217.7               12941.9               25961.7
8/3/88                 27441.5               38608.2               12960.8               26069.4
8/10/88                26491.3               37077.1               12980.7               25166.8
8/17/88                26635.6               37773.5               13000.6               25303.8
8/24/88                26660.3               37101.2               13020.5               25327.3
8/31/88                26332.6               35951.2               13040.4                 25016
9/7/88                   27089               36666.7                 13061               25734.6
9/14/88                27159.1               36864.2               13081.6               25801.2
9/21/88                27499.2                 36913               13090.5               26124.2
9/28/88                  27390               37173.9                 13117               26020.5
10/5/88                27674.4               37439.4               13143.5               26290.7
10/12/88               28119.6               38486.2               13164.3               26713.6
10/19/88               29490.2               39502.1               13185.1               28015.7
10/26/88               30040.5               40161.8               13205.9               28538.5
11/2/88                30277.6               40753.6               13226.7               28763.7
11/9/88                30506.3               41209.9               13247.7                 28981
11/16/88               31060.8                 42372               13268.6               29507.7
11/23/88               31596.7               43435.3               13289.5               30016.8
11/30/88               31646.1               43218.7               13310.4               30063.8
12/7/88                31984.2               43237.4                 13335               30384.9
12/14/88               31571.9               43043.1               13359.6               29993.3
12/21/88               31462.6               42581.6               13384.1               29889.4
12/28/88               31751.2               43139.2               13401.7               30163.7
1/4/89                 32038.5               43728.9               13419.2               30436.6
1/11/89                32332.2               44464.1               13456.6               30715.6
1/18/89                  31546               44233.7                 13480               29968.7
1/25/89                32105.4               44583.9               13503.3               30500.2
2/1/89                 31712.3               43944.5                 13520               30126.7
2/8/89                   32978               44838.7               13550.3               31329.1
2/15/89                  32911               45524.6                 13574               31265.5
2/22/89                  32559               45129.8               13597.7                 30931


3/1/89                 31679.9               44125.8               13614.6               30095.9
3/8/89                 31751.2               43989.4               13647.3               30163.7
3/15/89                31705.9               43898.3               13673.3               30120.6
3/22/89                31135.7               42642.9               13699.2               29578.9
3/29/89                30975.8               43342.9               13717.8               29427.1
4/5/89                 31686.4               43930.3               13751.2               30102.1
4/12/89                31580.6               43612.4               13777.4               30001.6
4/19/89                31835.4               44086.5               13803.6               30243.7
4/26/89                31522.3               43859.5               13829.8               29946.2
5/3/89                 31429.4               44119.9                 13856               29857.9
5/10/89                31790.1               44157.1               13881.9               30200.6
5/17/89                30549.5               42753.4               13907.8                 29022
5/24/89                30264.1               41439.9               13933.7               28750.9
5/31/89                30886.4               41686.2               13959.6               29342.1
6/7/89                 31165.8               41371.2               13985.2               29607.6

6/14/89                30547.9               39946.4               14010.8               29020.6
6/21/89                31729.2               40904.9               14036.4               30142.7
6/28/89                32032.7               41512.2               14054.7                 30431
7/5/89                 33515.2               42494.6               14087.6               31839.4
7/12/89                34351.4               43578.3                 14113               32633.9
7/19/89                  34834               43180.9               14138.3               33092.3
7/26/89                35248.8               44585.8               14163.6               33486.4
8/2/89                 35737.9               46544.7               14188.9                 33951
8/9/89                 35816.5               45890.7               14212.5               34025.7
8/16/89                35574.1               44943.2                 14236               33795.4
8/23/89                35724.8               44787.5               14249.5               33938.6
8/30/89                35589.4               44448.5               14283.1               33809.9
9/6/89                 35687.7               43615.1               14307.4               33903.3
9/13/89                35176.8               43455.1               14331.7               33417.9
9/20/89                35056.7                 44015                 14356               33303.8
9/27/89                35602.5               45869.1               14373.4               33822.4
10/4/89                35849.2               45365.5               14390.8               34056.8
10/11/89               35606.9               43897.4               14429.5               33826.5
10/18/89               34194.2                 43999               14454.4               32484.5
10/25/89               34650.6               44440.6               14479.2                 32918
11/1/89                34755.4               44156.4               14504.1               33017.6
11/8/89                34272.8               43973.2               14528.1               32559.2
11/15/89               35067.6               44461.2               14552.1               33314.2
11/22/89               35281.6               44650.5               14576.1               33517.5
11/29/89                 36251               46188.1               14600.1               34438.4
12/6/89                37244.4               47303.2               14624.4               35382.2
12/13/89               37170.2               47634.5               14638.3               35311.7
12/20/89               37233.9               47108.4               14673.1               35372.1
12/27/89               38432.6               48524.4               14690.4               36510.9
1/3/90                 40029.3               48153.1               14714.8               38027.9
1/10/90                39727.9               47720.9               14745.4               37741.5
1/17/90                38441.8               46266.1                 14769               36519.7
1/24/90                  37503               45598.4               14782.5               35627.9
1/31/90                38727.1               46508.7               14812.9               36790.7
2/7/90                 39357.5               46704.8               14839.6               37389.6
2/14/90                  38329               46194.5               14862.8               36412.6
2/21/90                37968.1               44714.4               14886.1               36069.7
2/28/90                37826.3               43273.1               14909.4                 35935
3/7/90                 38041.5               42204.7               14932.9               36139.4
3/14/90                37770.7               40787.8               14956.5               35882.2
3/21/90                37930.4               39309.2               14980.1               36033.9
3/28/90                  37861               39274.5                 14997               35967.9
4/4/90                 37958.2               37814.7               15013.8               36060.3
4/11/90                37814.7               38944.6               15051.4                 35924
4/18/90                37928.1                 38848               15075.6               36031.7
4/25/90                  36940                 38685               15099.7                 35093
5/2/90                 36919.1                 39202               15123.8               35073.2
5/9/90                 38027.6               40652.4               15148.5               36126.2
5/16/90                38640.8               42199.7               15173.2               36708.8
5/23/90                39328.1               42549.5               15197.8               37361.7
5/30/90                39626.6               43097.9               15222.5               37645.3
6/6/90                 39881.2               42828.9               15236.2               37887.1
6/13/90                40022.4               41966.9               15270.6               38021.2
6/20/90                  40108               41995.7               15294.7               38102.6
6/27/90                40772.1               42380.9               15311.9               38733.5
7/4/90                 41882.9               43323.8               15329.1               39788.8
7/11/90                42165.2               43342.6               15360.1                 40057
7/18/90                43130.2               44462.4               15387.6               40973.7
7/25/90                42410.5               43088.3               15415.2                 40290
8/1/90                 42739.1               43034.8               15435.8               40602.2
8/8/90                 39670.6               39749.4               15462.6               37687.1
8/15/90                39770.1               40595.8               15479.2               37781.6
8/22/90                37624.9               37907.4               15505.9               35743.7
8/29/90                37874.9               38535.1               15525.9               35981.1
9/5/90                 38293.7               37821.2               15555.8                 36379
9/12/90                38235.9                 38867               15576.1               36324.1
9/19/90                37627.3               36894.7               15589.7               35745.9
9/26/90                37134.4               34414.1               15620.1               35277.6
10/3/90                37192.2               36108.1               15640.4               35332.6
10/10/90               38041.5               37666.6               15675.1               36139.4
10/17/90               38696.4               38781.2               15699.7               36761.6
10/24/90               38971.8               39835.6               15724.3               37023.2
10/31/90               38048.4               38807.9               15748.9                 36146
11/7/90                37523.1               38102.4                 15759                 35647
11/14/90               37199.2               37941.5                 15796               35339.2
11/21/90               37287.1                 37851               15809.5               35422.7
11/28/90               37148.2               37558.3               15843.2               35290.8
12/5/90                36028.2               36575.1               15866.8               34226.8
12/12/90               37506.9               38791.1               15893.1               35631.6
12/19/90               37402.8               38646.8               15919.3               35532.7
12/26/90               35553.8                 36753               15938.1               33776.1
1/2/91                 36274.9               37132.9               15964.3               34461.2
1/9/91                 35682.7               36477.5               15994.8               33898.6
1/16/91                34785.9               35110.1               16017.8               33046.6
1/23/91                36198.8               37099.3               16040.7               34388.9
1/30/91                36658.5               38003.5               16063.7               34825.6
2/6/91                 38491.5                 40016               16084.7                 36567
2/13/91                39317.8               41753.7               16105.7               37351.9
2/20/91                38852.5               42168.1               16120.7               36909.9
2/27/91                38536.7               42415.6               16144.7               36609.8
3/6/91                 38375.9               42006.9               16159.8               36457.1
3/13/91                38011.8               41472.3               16190.2               36111.2
3/20/91                37365.4               40360.8               16211.5               35497.1
3/27/91                37447.3               39869.9               16226.7               35574.9
4/3/91                 38432.4               41591.2                 16245               36510.8
4/10/91                38237.6               41257.1               16273.6               36325.8
4/17/91                  38901               42161.1               16293.1                 36956
4/24/91                37232.7               40136.9               16301.4               35371.1
5/1/91                 37167.8               41094.9               16329.3               35309.4
5/8/91                 37503.7               40580.8               16350.4               35628.5
5/15/91                37173.4               40508.6               16368.8               35314.8
5/22/91                37308.9               40135.6               16387.2               35443.5
5/29/91                37294.8                 40632               16405.7               35430.1
6/5/91                 37218.6               40110.6               16413.5               35357.7
6/12/91                36665.4               38905.9               16442.4               34832.1
6/19/91                36580.7               38205.3               16460.7               34751.6
6/26/91                36521.4               38236.5               16473.7               34695.3
7/3/91                 36608.9               37476.6               16489.4               34778.4
7/10/91                36792.4               37761.2               16516.1               34952.8
7/17/91                36891.2               38416.3               16534.8               35046.6
7/24/91                37105.7               39276.6               16553.6               35250.4
7/31/91                37179.1               39651.8               16567.1               35320.1


8/7/91                 37390.8               39735.9               16590.9               35521.3
8/14/91                37122.6               39229.1               16609.4               35266.5
8/21/91                36380.2               37861.3               16627.8               34561.2
8/28/91                  36990               38064.4               16646.3               35140.5
9/4/91                 37766.2               39239.6               16664.8               35877.9
9/11/91                37949.7               39496.3               16672.4               36052.2
9/18/91                38474.8                 40125               16695.3                 36551
9/25/91                38254.6                 40541               16713.1               36341.9
10/2/91                39157.9               41683.3               16730.8                 37200
10/9/91                38751.4               41122.1               16752.9               36813.8
10/16/91               39002.6               41039.2                 16770               37052.5
10/23/91               38511.5               41089.8               16777.3               36585.9
10/30/91               39270.8               41403.4               16804.1               37307.2
11/6/91                39770.4               41909.1                 16811               37781.9
11/13/91               39843.8               41765.7               16836.3               37851.6

11/20/91               39843.8                 40582               16852.4               37851.6
11/27/91               39406.3               40060.9               16868.6                 37436
12/4/91                39307.5               39823.6               16884.7               37342.1
12/11/91               39996.2               38931.1               16891.7               37996.4
12/18/91               40432.1               39923.5               16917.5               38410.5
12/25/91                 41500                 39551               16929.2                 39425
1/1/92                 41954.8               41780.3               16945.6               39857.1
1/8/92                 42624.2               41721.3               16963.9                 40493
1/15/92                41439.4               39821.1               16977.5               39367.4
1/22/92                42006.6               40940.5               16991.1               39906.2
1/29/92                41893.7               40449.6               16996.9                 39799
2/5/92                 41662.1               41028.6               17018.3                 39579
2/12/92                41564.1               40082.4               17031.6               39485.9
2/19/92                40673.5               38686.7               17044.8               38639.9
2/26/92                40943.5                 39075               17058.1               38896.3
3/4/92                 41148.4               38748.3               17067.6               39090.9
3/11/92                  40795               37456.6               17077.1               38755.2
3/18/92                40848.4               36752.2               17098.4                 38806
3/25/92                  40792               37023.6                 17108               38752.4
4/1/92                 40518.8               35745.1               17121.5               38492.9
4/8/92                 40904.9               34603.3               17138.9               38859.6
4/15/92                  40985               36746.2               17152.5               38935.8
4/22/92                41029.3               36080.6                 17166               38977.8
4/29/92                41421.6               36950.3               17179.6               39350.5
5/6/92                 42004.9               37858.2               17188.5               39904.7
5/13/92                42571.9               39051.9               17204.7               40443.3
5/20/92                43019.1               39279.6               17210.1               40868.2
5/27/92                43039.9               38382.3               17224.4               40887.9
6/3/92                 43719.9               39169.8               17235.2               41533.9
6/10/92                43627.9               38682.9               17255.2               41446.5
6/17/92                43936.7               37764.3                 17268               41739.9
6/24/92                44489.1               37170.7               17277.1               42264.6
7/1/92                   45561                 38081                 17290                 43283
7/8/92                 46517.2               38221.3               17306.3               44191.4
7/15/92                47042.8               38758.3               17318.9               44690.7
7/22/92                46279.7               36231.2               17331.6               43965.7
7/29/92                46784.5               36092.4                 17337               44445.2
8/5/92                 47256.6               36714.7               17353.2               44893.8
8/12/92                47740.6               34960.7               17367.7               45353.6
8/19/92                47538.7               35225.4               17378.5               45161.8
8/26/92                49139.3               37231.9               17389.3               46682.3
9/2/92                 50030.1               38756.4               17395.5               47528.6
9/9/92                   50042               39589.4               17411.2               47539.9
9/16/92                46113.4                 37501               17422.2               43807.7
9/23/92                43417.1               38305.9               17430.1               41246.2
9/30/92                47716.9               38272.5               17441.2               45331.1
10/7/92                47206.1               37249.9               17448.7               44845.8
10/14/92               46434.1               37496.6                 17459               44112.4
10/21/92               45350.2               36907.7               17475.1               43082.7
10/28/92               44753.3               36549.5               17479.4               42515.7
11/4/92                44444.5               36625.7               17495.6               42222.3
11/11/92                 44296               35643.8               17504.5               42081.2
11/18/92               43375.5               35800.2               17516.5               41206.7
11/25/92               43639.8               36175.8                 17524               41457.8
12/2/92                42808.3               36649.5               17531.5               40667.9
12/9/92                43310.2               36866.8               17551.4               41144.6
12/16/92               44108.9               37013.4               17565.2               41903.5
12/23/92               43330.9               37536.2               17577.1               41164.4
12/30/92               43345.8               36791.7                 17589               41178.5
1/6/93                 43361.5               36742.2               17597.6               41193.4
1/13/93                43224.7                 35949               17614.5               41063.5
1/20/93                44338.3               36491.2               17622.2               42121.4
1/27/93                44891.9               36610.4                 17636               42647.3
2/3/93                 43827.1               36746.9               17646.8               41635.8
2/10/93                44204.8               37134.5               17657.1               41994.6
2/17/93                45520.3               37556.7               17667.5               43244.3
2/24/93                46428.7               37765.2               17677.9               44107.3
3/3/93                 47933.1               38479.7               17685.3               45536.4
3/10/93                48320.5               39179.9               17698.6               45904.5
3/17/93                46720.2               39291.7                 17706               44384.2
3/24/93                  47627               39895.9               17716.4               45245.6
3/31/93                48616.8               41279.5               17726.8                 46186
4/7/93                 48662.4               43088.3               17740.2               46229.3
4/14/93                50375.1               44241.6               17750.6               47856.4
4/21/93                50381.6               43700.8                 17761               47862.6
4/28/93                50583.5               44567.6               17765.5               48054.3
5/5/93                 51283.6               45480.9               17780.4               48719.4
5/12/93                51114.3               44552.5               17792.1               48558.5
5/19/93                  50844               44514.6               17800.8               48301.8
5/26/93                51687.3               45757.2               17808.2                 49103
6/2/93                 52123.6                 46082               17822.8               49517.5
6/9/93                 51374.8               46205.7               17827.3                 48806
6/16/93                51459.4               45350.1               17844.1               48886.4
6/23/93                50205.8               44034.8               17851.8               47695.5
6/30/93                51338.9               45464.5               17862.4                 48772
7/7/93                 51137.8               45048.1               17874.5               48580.9
7/14/93                50765.9               45516.9               17886.5               48227.6
7/21/93                50896.1               45558.8                 17897               48351.3
7/28/93                51723.8               46177.7               17907.5               49137.6
8/4/93                 53784.3               47873.5                 17918               51095.1
8/11/93                55487.2               48281.1               17928.5               52712.8
8/18/93                57802.3               49571.9                 17933               54912.2
8/25/93                56828.7               48332.3               17949.5               53987.3
9/1/93                 58788.9               49448.4               17960.1               55849.4
9/8/93                 59840.6               49289.1               17970.6               56848.6
9/15/93                59358.7               49272.4               17981.2               56390.8
9/22/93                59122.4               47934.1               17990.2               56166.3
9/29/93                61224.4               48436.5               17999.2               58163.2
10/6/93                62458.5               49745.6               18012.8               59335.6
10/13/93               64379.6               49830.1               18023.4               61160.6
10/20/93               65590.9               49748.7                 18034               62311.3
10/27/93               64978.1               49347.5               18044.5               61729.2
11/3/93                  66037               49989.4               18049.1               62735.1
11/10/93               65564.8               48127.7               18059.7               62286.6
11/17/93               66903.1               48520.7               18076.3               63557.9
11/24/93               65890.4               46899.9               18086.9               62595.9
12/1/93                66704.5                 47075               18091.5               63369.2
12/8/93                69120.5               47489.3               18109.5               65664.5
12/15/93               70364.3               47888.1               18121.4               66846.1
12/22/93               74385.6               48659.5               18133.3               70666.3
12/29/93               77036.1               48975.6               18141.8               73184.3
1/5/94                 77693.8               49354.6               18152.1               73809.1


1/12/94                75886.8               49396.5               18168.1               72092.5
1/19/94                76863.7               50624.4               18178.9               73020.5
1/26/94                75648.7               50710.7               18185.2               71866.2
2/2/94                   76793                 53459               18196.1               72953.4
2/9/94                 74299.1               51986.4               18211.2               70584.1
2/16/94                73631.4               52278.6               18217.2               69949.9
2/23/94                72903.7               52031.2               18226.1               69258.5
3/2/94                 70494.6               51934.7               18242.6               66969.8
3/9/94                 70607.6                 51767               18254.8               67077.2
3/16/94                70388.6               52633.2               18267.1               66869.2
3/23/94                  69177               51383.9               18277.6               65718.1
3/30/94                69487.8               50871.2               18288.1               66013.4
4/6/94                 68311.5               50896.1               18304.1               64895.9
4/13/94                67453.1               51992.2               18316.6               64080.4
4/20/94                66608.8               51627.4               18321.9               63278.4

4/27/94                67421.3               52410.3               18334.4               64050.2
5/4/94                   67333               51923.8               18354.1               63966.3
5/11/94                66661.8               52180.5               18367.7               63328.7
5/18/94                68131.3               52952.2               18381.3               64724.8
5/25/94                68466.9               52475.9                 18395               65043.6
6/1/94                 68078.3               52578.6               18408.6               64674.4
6/8/94                 66958.5               52910.5               18423.4               63610.6
6/15/94                68180.8               53116.1                 18434               64771.7
6/22/94                  69728               52360.7               18450.9               66241.6
6/29/94                70579.4               53394.5               18463.5               67050.4
7/6/94                 70826.5               53560.5               18476.7               67285.1
7/13/94                72266.2               54100.3               18490.2               68652.9
7/20/94                  71017               54571.1               18514.9               67466.1
7/27/94                70390.5               53862.3               18530.6                 66871
8/3/94                 70218.3               54807.6               18537.4               66707.4
8/10/94                69518.6                 54549               18555.2               66042.6
8/17/94                69877.6               54790.8               18568.6               66383.7
8/24/94                70947.3               55144.1                 18593                 67400
8/31/94                69749.4               55143.3               18599.7               66261.9
9/7/94                 71141.5                 54565               18625.5               67584.4
9/14/94                  71354               54225.8               18642.5               67786.3
9/21/94                70830.1               54109.4               18659.4               67288.6
9/28/94                71145.2               53658.1               18671.6               67587.9
10/5/94                71002.3               52900.5               18688.5               67452.2
10/12/94               71438.2               53921.8               18711.1               67866.3
10/19/94               73493.5               54610.2               18728.8               69818.8
10/26/94               73343.3               54137.8               18736.3               69676.1
11/2/94                72771.8               54961.4               18764.2               69133.2
11/9/94                72515.3               53742.6               18781.9               68889.5
11/16/94                 71354               53433.2               18792.1               67786.3
11/23/94               71606.8               51938.2               18812.4               68026.4
11/30/94               70768.9               52568.7               18832.7               67230.5
12/7/94                  70211               51900.3               18856.7               66700.4
12/14/94                 69797               51043.6               18878.1               66307.1
12/21/94               69473.9               52069.4               18899.6               66000.2
12/28/94               69404.8               52417.7               18914.9               65934.6
1/4/95                 68925.7               52301.5               18933.3               65479.4
1/11/95                70448.5               52108.4               18963.8               66926.1
1/18/95                70980.5               51867.4               18972.9               67431.5
1/25/95                72182.5               50021.8               19006.5               68573.4
2/1/95                 72129.7               50934.3               19027.8               68523.2
2/8/95                 71861.7                 50784               19049.5               68268.6
2/15/95                72824.1               50974.5               19071.2               69182.9
2/22/95                74984.5               51243.8               19092.8               71235.3
3/1/95                 76405.8               50547.2               19111.4               72585.5
3/8/95                 80279.9                 52095               19136.5               76265.9
3/15/95                81859.6               52115.1               19158.5               77766.6
3/22/95                81246.4               51468.4               19180.5               77184.1
3/29/95                82322.6                 53077               19196.2               78206.4
4/5/95                 83272.8               53509.7               19224.5               79109.2
4/12/95                81343.9               54532.8               19233.9               77276.7
4/19/95                84466.7               55878.3               19268.7               80243.4
4/26/95                  83216               55633.9               19290.8               79055.2
5/3/95                 83528.6               56992.4                 19313               79352.2
5/10/95                83646.4               56737.8               19334.9               79464.1
5/17/95                81238.3               55270.6               19356.9               77176.4
5/24/95                82375.4               54639.9               19378.9               78256.6
5/31/95                85323.6               55327.1               19391.5               81057.4
6/7/95                 86480.9               55958.7                 19423               82156.9
6/14/95                84734.7                 54546               19445.1                 80498
6/21/95                85063.7               55186.6               19454.6               80810.5
6/28/95                83609.9               54357.5                 19483               79429.4
7/5/95                 84653.5               55367.1               19505.1               80420.9
7/12/95                  83882               57172.4               19527.4               79687.9
7/19/95                83589.6                 56656               19556.3               79410.1
7/26/95                83796.7               57216.5               19578.7               79606.8
8/2/95                 83906.3               57126.3               19601.2                 79711
8/9/95                 83987.5               56818.2               19610.3               79788.2
8/16/95                81039.3               55968.6               19631.7               76987.4
8/23/95                81063.7               55763.6               19665.3               77010.5
8/30/95                81737.8               55121.2               19686.7               77650.9
9/6/95                 82631.2               55331.4               19708.4               78499.6
9/13/95                82655.6               55823.6               19730.1               78522.8
9/20/95                84434.2               55630.7               19739.4               80212.5
9/27/95                84223.1               56057.4               19767.3               80011.9
10/4/95                84507.3               56289.1               19782.8                 80282
10/11/95                 84219               55254.4               19816.8                 80008
10/18/95                 85352                 55693               19832.3               81084.4
10/25/95               87163.2               55551.5                 19860                 82805
11/1/95                86712.4               54795.7               19881.6               82376.8
11/8/95                87569.2               55393.5               19903.1               83190.8
11/15/95               88690.1               55411.9               19924.5               84255.5
11/22/95               89079.9               56450.3                 19946               84625.9
11/29/95               88535.7               56458.1               19967.4                 84109
12/6/95                  90290               57513.4               19986.1               85775.5
12/13/95               89010.9               57571.8               20004.8               84560.3
12/20/95               89461.6                 57763               20032.8               84988.5
12/27/95               90599.5               59006.3               20048.3               86069.6
1/3/96                 91067.4               59379.3                 20067               86514.1
1/10/96                91322.6               59388.1               20097.5               86756.5
1/17/96                  91195               58994.2               20118.7               86635.3
1/24/96                90939.8               58229.7               20139.8               86392.8
1/31/96                89408.6               59278.2                 20161               84938.1
2/7/96                 88302.7               59743.3               20178.4               83887.5
2/14/96                88260.1                 59600               20201.6               83847.1
2/21/96                87664.6                 59328               20213.2               83281.4
2/28/96                87494.5               59461.1               20242.2               83119.8
3/6/96                 87324.4               59444.7               20262.1               82958.1
3/13/96                84772.3               58318.2                 20282               80533.6
3/20/96                85793.1               59482.6               20290.5               81503.4
3/27/96                85963.2               60224.6               20316.1               81665.1
4/3/96                 86728.9                 60895               20333.2               82392.4
4/10/96                85112.5               60855.2               20361.9               80856.9
4/17/96                84857.3               60940.2               20382.2               80614.5
4/24/96                  85070               62147.6               20402.4               80816.5
5/1/96                 84176.8                 62126                 20414               79967.9
5/8/96                 83496.2               61447.4                 20443               79321.4
5/15/96                83368.6               61430.2               20463.3               79200.2
5/22/96                82262.7               61174.5               20477.8               78149.6
5/29/96                82858.2               60792.8               20503.9               78715.3
6/5/96                 83326.1               61096.9               20524.2               79159.8
6/12/96                83113.4                 61067               20544.6               78957.7


6/19/96                83326.1               61691.4               20565.1               79159.8
6/26/96                83581.3                 61665               20579.7               79402.2
7/3/96                 84219.3               61401.4               20597.2               80008.3
7/10/96                84261.8                 60761               20626.7               80048.7
7/17/96                  85708                 59813               20647.4               81422.6
7/24/96                85367.8               58817.8               20668.2               81099.4
7/31/96                87409.4                 59988               20688.9                 83039
8/7/96                 88983.2               60128.2               20709.7               84534.1
8/14/96                88440.6               60472.7               20730.6               84018.6
8/21/96                88994.7               61001.4               20745.4                 84545
8/28/96                88781.6               60866.9               20772.2               84342.5
9/4/96                 88014.4               59916.2                 20793               83613.7
9/11/96                87929.2               59854.4               20813.9               83532.7
9/18/96                89634.1               61146.4               20813.9               85152.4
9/25/96                89932.4               61747.7               20864.4               85435.8

10/2/96                90912.7                 61962               20870.3               86367.1
10/9/96                91935.6               61376.3               20897.3               87338.9
10/16/96               90699.6               61937.7               20918.3               86164.6
10/23/96               90955.4               61576.4               20939.3               86407.6
10/30/96               90912.7               61202.7               20960.4               86367.1
11/6/96                93427.4               61886.9                 20972                 88756
11/13/96               94706.1               62623.3               20995.2               89970.8
11/20/96               96538.8               63684.4               21015.6               91711.9
11/27/96               97689.6               63626.7               21041.8               92805.1
12/4/96                97433.9               62691.1               21062.1               92562.2
12/11/96               95558.5               62208.9               21083.6               90780.6
12/18/96               94620.8               61690.9               21092.8               89889.8
12/25/96               96752.7               61597.8               21120.4               91915.1
1/1/97                 99063.5                 62776               21141.8               94110.3
1/8/97                 97822.5               61883.3               21169.6               92931.4
1/15/97                 100176               61630.1               21191.3               95167.3
1/22/97                 101118               60943.9               21203.7               96061.6
1/29/97                 100390               59729.2               21222.3               95370.5
2/5/97                  103214               60521.2               21256.3               98053.6
2/12/97                 105867                 60876               21278.1                100574
2/19/97                 107023               60924.4               21299.9                101672
2/26/97                 107365               61935.4               21315.4                101997
3/5/97                  107408               61417.5               21334.1                102038
3/12/97                 107921               61614.5               21365.2                102525
3/19/97                 104327               61106.4               21386.9               99110.5
3/26/97                 105097                 61487               21402.5               99842.3
4/2/97                  102530               60838.6               21424.2               97403.1
4/9/97                  105825               60017.5               21453.3                100533
4/16/97                 105482               60133.9               21476.2                100208
4/23/97                 107322               61628.6                 21499                101956
4/30/97                 109291               62180.5               21512.1                103826
5/7/97                  112415               64524.2               21544.8                106794
5/14/97                 115196               66841.7               21567.8                109436
5/21/97                 113784               67541.5               21580.9                108095
5/28/97                 113827               67369.6               21613.7                108135
6/4/97                  114255                 67019               21636.7                108542
6/11/97                 114854               68723.3               21659.8                109111
6/18/97                 114854               68874.4               21682.8                109111
6/25/97                 118448               70422.2               21699.3                112526
7/2/97                  119860               70189.9               21722.4                113867
7/9/97                  123498               70977.6               21752.1                117323
7/16/97                 128119               71580.5               21765.2                121713
7/23/97                 128333               71338.2               21798.2                121917
7/30/97                 130173               70794.1               21821.2                123665
8/6/97                  129959               69681.2               21840.9                123461
8/13/97                 127049               69385.1               21867.2                120697
8/20/97                 127113               68751.9               21890.2                120757
8/27/97                 121774               67178.4               21913.3                115685
9/3/97                  123625               66900.2               21936.3                117444
9/10/97                 121085               67074.7               21959.6                115030
9/17/97                 122420               67035.7               21982.8                116299
9/24/97                 125950               68973.1               21999.4                119653
10/1/97                 129998               69695.9               22022.7                123498
10/8/97                 129654               69950.7               22039.4                123171
10/15/97                127501               68797.2               22076.4                121126
10/22/97                126080               67691.8               22099.9                119776
10/29/97                120224               64604.1               22109.9                114212
11/5/97                 121429                 64837               22146.9                115358
11/12/97                115961               61707.5               22170.5                110163
11/19/97                119018               62739.8               22187.4                113067
11/26/97                119448               62785.3                 22211                113476
12/3/97                 123496               64445.4               22241.4                117321
12/10/97                126424               64462.9               22252.1                120103
12/17/97                127184               64790.4               22291.2                120825
12/24/97                125075               62546.7                 22309                118821
12/31/97                127723               64067.9                 22334                121337
1/7/98                  131044               63604.4               22366.8                124492
1/14/98                 127364               62346.4               22392.5                120996
1/21/98                 130056               65220.8               22418.2                123554
1/28/98                 129563               67218.3               22429.2                123085
2/4/98                  133692               69018.6               22454.9                127007
2/11/98                 133602               70001.9               22493.2                126922
2/18/98                 135801               69772.5               22516.8                129011
2/25/98                 137865               69942.4               22540.3                130972
3/4/98                  137551               71339.6               22563.9                130674
3/11/98                 139436               71454.1                 22588                132464
3/18/98                 143610               72389.3               22605.2                136429
3/25/98                 146123               74338.9               22629.2                138817
4/1/98                  148097               73795.9               22653.3                140693
4/8/98                  150117               74817.9               22684.3                142611
4/15/98                 152989               76565.8               22708.5                145340
4/22/98                 149489                 75233               22732.7                142014
4/29/98                 145180               72802.9               22753.4                137921
5/6/98                  150341               75127.5               22781.3                142824
5/13/98                 148008               74488.6               22805.7                140607
5/20/98                 147873               74649.5               22819.6                140479
5/27/98                 148187               73982.5               22847.5                140778
6/3/98                  150835               74164.3               22868.5                143293
6/10/98                 151284               73625.9               22889.3                143720
6/17/98                 148815               72581.1               22927.3                141375
6/24/98                 147604               72425.9               22944.7                140224
7/1/98                  150252               75333.4               22968.9                142739
7/8/98                  152989               76154.6               22993.4                145340
7/15/98                 157387               77242.7               23017.9                149518
7/22/98                 157073               76750.1               23042.4                149219
7/29/98                 155323                 74872               23066.9                147557
8/5/98                  151688               72698.7               23091.4                144103
8/12/98                 149102               69741.6               23115.9                141646
8/19/98                 151698               71443.7               23140.4                144113
8/26/98                 147598               68157.1               23164.9                140218
9/2/98                  140583               67157.4               23189.3                133554
9/9/98                  138806               68301.1               23213.8                131866
9/16/98                 139171               67926.8               23238.2                132212
9/23/98                 135344               65296.7               23262.7                128577
9/30/98                 133704               63847.9               23287.2                127019
10/7/98                 131107               63862.1               23310.8                124552
10/14/98                128055               66099.1               23334.2                121652
10/21/98                126233               69436.2               23357.7                119921
10/28/98                126278                 68960               23381.1                119965
11/4/98                 128101               73398.1               23404.5                121696
11/11/98                126233               71036.8               23427.8                119921
11/18/98                128875               71968.1                 23451                122431


11/25/98                129695               74178.6               23474.3                123210
12/2/98                 129057               72558.4               23497.8                122604
12/9/98                 132337               74385.9               23522.6                125720
12/16/98                130834               73760.2               23547.4                124292
12/23/98                135025               76195.7               23572.2                128274
12/30/98                135982               76674.1               23596.9                129183
1/6/99                  140036               80467.1                 23620                133034
1/13/99                 132838               75872.1               23642.3                126196
1/20/99                 133021               78468.5               23664.7                126370
1/27/99                 130424               76493.6               23687.1                123903
2/3/99                  129650               76853.4               23709.3                123167
2/10/99                 126688               73939.5               23731.3                120354
2/17/99                 126142               74582.5               23753.3                119835
2/24/99                 127463               75553.8               23775.3                121090
3/3/99                  124593               73335.3               23797.4                118363

3/10/99                 124274               76635.9               23819.4                118060
3/17/99                 124411               78636.4               23841.5                118190
3/24/99                 122771               76466.6               23863.6                116632
3/31/99                 122315               78221.9               23885.7                116199
4/7/99                  122042               79895.4               23907.9                115940
4/14/99                 124365               81384.1                 23930                118147
4/21/99                 121996               79251.5               23952.2                115896
4/28/99                 123727               81819.4               23974.4                117541
5/5/99                  123955               81047.1               23996.4                117757
5/12/99                 123226                 80546               24018.4                117065
5/19/99                 121860               78459.5               24040.4                115767
5/26/99                 120994               77607.1               24062.4                114944
6/2/99                  120812               77887.7               24084.4                114771
6/9/99                  121586               80339.8               24106.6                115507
6/16/99                 121586               80558.2               24128.8                115507
6/23/99                 121040               80751.3               24151.1                114988
6/30/99                 120220               80263.7               24173.3                114209
7/7/99                  121996               82390.7               24197.1                115896
7/14/99                 119946               82152.2               24221.1                113949
7/21/99                 118762               82411.4               24245.2                112824
7/28/99                 116712                 81536               24269.3                110876
8/4/99                  114070               82340.3               24293.3                108366
8/11/99                 112384               79578.4               24317.3                106765
8/18/99                 114525                 82683               24341.4                108799
8/25/99                 115573               84064.5               24365.4                109794
9/1/99                  115527               84315.3               24389.4                109751
9/8/99                  116393               84560.6               24414.3                110573
9/15/99                 114616               84725.3               24439.1                108886
9/22/99                 113432               83565.8               24463.9                107760
9/29/99                 112339               82766.4               24488.8                106722
10/6/99                 113888                 84964               24513.8                108193
10/13/99                113842               84782.7               24538.9                108150
10/20/99                113159               84199.2                 24564                107501
10/27/99                112703               84413.5               24589.1                107068
11/3/99                 117304               87108.2               24614.1                111439
11/10/99                119217               88650.9               24639.2                113257
11/17/99                121586               90039.8               24664.3                115507
11/24/99                123454                 89938               24689.3                117281
12/1/99                 126096               90455.6               24714.4                119791
12/8/99                 133339               92898.9               24744.9                126673
12/15/99                128784               91541.4               24775.4                122345
12/22/99                137166                 94518               24805.9                130308
12/29/99                144956               97083.7               24836.5                137708
1/5/00                  135116               93942.9               24865.1                128360
1/12/00                 136984               94725.7               24892.2                130135
1/19/00                 136711               94176.9               24919.3                129875
1/26/00                 139854                 93322               24946.4                132861
2/2/00                  141312               93199.8               24973.6                134246
2/9/00                  151470               96603.2               25001.6                143897
2/16/00                 148965               94106.9               25029.6                141517
2/23/00                 152108                 94823               25057.5                144503
3/1/00                  159534               96179.9               25085.5                151557
3/8/00                  159124               96341.2               25113.8                151167
3/15/00                 149010               93841.2               25142.1                141560
3/22/00                 150969               96371.6               25170.4                143421
3/29/00                 149648               98774.7               25198.7                142166
4/5/00                  130287               95781.2               25227.7                123773
4/12/00                 133112               96036.1               25257.3                126456
4/19/00                 121267               92650.1                 25287                115204
4/26/00                 126643               93486.6               25316.6                120311
5/3/00                  125868               92424.5               25346.5                119575
5/10/00                 118625               90201.8               25376.8                112694
5/17/00                 118534               90042.1               25407.2                112607
5/24/00                 110015               87019.2               25437.6                104515
5/31/00                 113386                 90696                 25468                107717
6/7/00                  118306               95337.4               25499.6                112391
6/14/00                 118807               95240.1               25531.5                112867
6/21/00                 119536               94555.4               25563.4                113560
6/28/00                 119354               94029.3               25595.3                113386
7/5/00                  119309               94587.4               25627.5                113343
7/12/00                 119582               95111.4               25659.9                113603
7/19/00                 117076               92978.1               25692.2                111223
7/26/00                 118762               92660.9               25724.6                112824
8/2/00                  117543               90180.8                 25757                111666
8/9/00                  116316               90287.2               25789.4                110500
8/16/00                 119077               91991.2               25821.8                113123
8/23/00                 118515               91038.5               25854.2                112589
8/30/00                 117543               91132.9               25886.6                111666
9/6/00                  115805                 90850                 25919                110015
9/13/00                 114015               87534.7               25951.4                108315
9/20/00                 111766               85763.9               25983.8                106178
9/27/00                 113913               86161.1               26016.3                108218
10/4/00                 113197               86862.5               26048.8                107538
10/11/00                109823               83803.2               26081.6                104332
10/18/00                106909               81229.5               26114.3                101563
10/25/00                109721               82973.4               26147.1                104235
11/1/00                 112686               86013.9               26179.9                107052
11/8/00                 113351                 86214               26212.7                107683
11/15/00                112379               84883.5               26245.4                106760
11/22/00                107420               80364.2               26278.2                102049
11/29/00                109618               81774.4                 26311                104138
12/6/00                 109823                 83908               26343.9                104332
12/13/00                108340               84122.1               26376.9                102923
12/20/00                107925               81835.9               26409.8                102529
12/27/00                111091               83472.4               26442.8                105537
1/3/01                  111261               83313.7               26475.7                105698
1/10/01                 106851               82173.4               26508.6                101509
1/17/01                 105777               83419.6               26541.4                100488
1/24/01                 106229               83294.8               26574.2                100918
1/31/01                 108378               84489.1               26607.1                102959
2/7/01                  107416               82672.6               26635.7                102046
2/14/01                 105494               80718.5               26663.6                100220
2/21/01                 104024               78436.6               26691.5               98823.2
2/28/01                 104024               78191.2               26719.5               98823.2
3/7/01                  103742               79012.8               26746.5               98554.6
3/14/01                97466.3               73148.1               26773.4                 92593
3/21/01                96392.2               72581.6               26800.3               91572.6
3/28/01                96618.3               74023.6               26827.2               91787.4
4/4/01                 95600.7               72635.5               26853.6               90820.6
4/11/01                95939.9               74620.6               26879.2               91142.9
4/18/01                96787.9               75830.9               26904.7               91948.5
4/25/01                  97749               76546.9               26930.3               92861.6
5/2/01                 99727.7               78852.9               26955.5               94741.4


5/9/01                 98540.5                 77229               26977.9               93613.5
5/16/01                98427.4               76928.3               27000.3               93506.1
5/23/01                99162.4                 77519               27022.8               94204.3
5/30/01                96731.4               75426.8               27045.2               91894.8
6/6/01                 96335.6               75104.3               27066.4               91518.9
6/13/01                94752.7               73360.8               27087.2                 90015
6/20/01                92378.2               71372.7               27107.9               87759.3
6/27/01                92547.8               71381.7               27128.7               87920.4
6/30/01                92943.5               71991.2               27137.6               88296.4

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

      [THE FOLLOWING TABLES REPRESENT BAR CHARTS IN THE PRINTED DOCUMENT.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                                    GAM
                                           INTERNATIONAL         MSCI
                                GAM       (AFTER MAXIMUM         EAFE
                      INTERNATIONAL     SALES LOAD OF 5%)       INDEX
1 Year                       (22.28)              (26.16)      (23.63)
5 Years                        1.92                 0.88         3.11
10 Years                       9.82                 9.25         6.66
15 Years                      10.45                10.07         8.10
Since Inception               14.48                14.12        12.72


ANNUAL PERFORMANCE - CLASS A

                                                     GAM
                                           INTERNATIONAL
                                 GAM             CLASS A         MSCI
                       INTERNATIONAL      (AFTER MAXIMUM         EAFE
                             CLASS A    SALES LOAD OF 5%)       INDEX
YEAR                               %                    %           %
---------------------------------------------------------------------
1997                           28.93                22.48        2.06
1998                            7.22                 1.85       20.33
1999                            6.99                 1.64       27.30
2000                          (22.74)              (26.61)     (13.96)
2001*                         (17.88)              (21.99)     (14.75)

*6 months

-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                             GAM
                                                   International                        Average
                                           GAM           Class B            MSCI        1 Month
                                 International    (with deferred            EAFE        Deposit
                                       Class B      sales charge)          Index           Rate
30th June, 2001                      US$ 16.60                          1,261.50
-----------------------------------------------------------------------------------------------
                                             %                 %               %              %
-----------------------------------------------------------------------------------------------
Quarter to June, 2001                    (4.49)            (9.26)          (1.24)          1.11
-----------------------------------------------------------------------------------------------
Jan - June, 2001                        (18.15)           (22.24)         (14.75)          2.55
-----------------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------------
1 year to June, 2001                    (22.79)           (25.95)         (23.63)          5.99
-----------------------------------------------------------------------------------------------
2 years to June, 2001                   (12.65)           (14.09)          (5.29)          5.95
-----------------------------------------------------------------------------------------------
3 years to June, 2001                   (15.31)           (16.01)          (1.08)          5.72
-----------------------------------------------------------------------------------------------
Since inception*                        (14.84)           (15.52)          (1.57)          5.72
-----------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                            GAM
                                                  International                          Average
                                          GAM           Class C             MSCI         1 Month
                                International    (with deferred             EAFE         Deposit
                                      Class C      sales charge)           Index            Rate
30th June, 2001                     US$ 16.76                           1,261.50
------------------------------------------------------------------------------------------------
                                            %                 %                %               %
------------------------------------------------------------------------------------------------
Quarter to June, 2001                   (4.45)            (5.40)           (1.24)           1.11
------------------------------------------------------------------------------------------------
Jan - June, 2001                       (18.12)           (18.94)          (14.75)           2.55
------------------------------------------------------------------------------------------------
Average annual total returns:
------------------------------------------------------------------------------------------------
1 year to June, 2001                   (22.76)           (23.40)          (23.63)           5.99
------------------------------------------------------------------------------------------------
2 years to June, 2001                  (12.64)           (12.64)           (5.29)           5.95
------------------------------------------------------------------------------------------------
3 years to June, 2001                  (15.28)           (15.28)           (1.08)           5.72
------------------------------------------------------------------------------------------------
Since inception*                       (14.12)           (14.12)           (0.78)           5.72
------------------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                              GAM
                                                     International
                                                    Class D (after                       Average
                                          GAM               maximum          MSCI        1 Month
                                International           sales load           EAFE        Deposit
                                      Class D             of 3.5%)          Index           Rate
30th June, 2001                     US$ 16.33            US$ 16.92       1,261.50
------------------------------------------------------------------------------------------------
                                            %                    %              %              %
------------------------------------------------------------------------------------------------
Quarter to June, 2001                   (4.34)               (7.68)         (1.24)          1.11
------------------------------------------------------------------------------------------------
Jan - June, 2001                       (17.94)              (20.81)        (14.75)          2.55
------------------------------------------------------------------------------------------------
Average annual total returns:
------------------------------------------------------------------------------------------------
1 year to June, 2001                   (22.36)              (25.07)        (23.63)          5.99
------------------------------------------------------------------------------------------------
3 years to June, 2001                  (14.83)              (15.83)         (1.08)          5.72
------------------------------------------------------------------------------------------------
5 years to June, 2001                   1.77                  1.04           3.11           5.68
------------------------------------------------------------------------------------------------
Since inception*                        1.75                  1.13           4.67           5.66
------------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.

THE COMMENT

     Over the past year, the Fund's Class A NAV has fallen by 22.3% compared with a fall of 23.6% in the benchmark index. Markets over the past few months have declined and, in our view this selling has been overdone. This is an ideal opportunity for getting asset allocation and stock selection decisions right. The fund has maintained an underweight position in Europe and Japan in favour of specific areas within Asia, especially Hong Kong and Singapore. The aggressive interest rate cuts by the Federal Reserve Board during the first half, in conjunction with attractive valuations should bode well for these areas. Despite volatile market conditions, the fund's holdings have reported good earnings results and remained stable. During the period, we held a significant weighting in cash, as we were concerned about corporate earnings. However, the latest fall in markets has been used to deploy some cash, leaving the overall liquidity level at 4%.

     In Europe, the Fund maintained an underweight stance on the new economy blended with keen stock-picking elsewhere. A cautious approach is still being adopted, favouring domestic financial stocks in France and UK retail banks. A negative stance on technology, media and telecommunications is now more than a year old and we see little reason to change back. The picture is similar in the technology sector, where too many players suffer from poor cash generation relative to reported earnings. Balancing this is the good news of restructuring. This is a theme that is expected to gather renewed momentum in the year ahead. The fund has already looked to take advantage in areas such as food retailing and engineering. Our recent purchase of a holding in UCB exemplifies our approach to stock-picking. This Belgium based pharmaceuticals group has been largely overlooked by stockmarkets. Yet, its excellent franchise in anti-allergy products and promising developments in epilepsy and neurotherapy suggest it is highly undervalued. Trends such as indexation have made such stocks easy to avoid for the majority of investors beholden to indices. For the fund, it creates opportunity.

     Across other regions, the strategy for the first half has broadly been the same throughout. In Singapore, the fund added to its bank holdings at the beginning of the second quarter. In Hong Kong, it is believed that the fall in interest rates will benefit property developers. The fund increased its weightings to the property sector and though it has taken some profit, it still has sizable exposure to property stocks. The Liberal Democratic Party, in Japan, appointed a new Prime Minister, and there now seems to be prospects of real reforms. In this region, there has been a continuation of the process of careful stock selection, which will benefit from the weaker yen, but we have reduced exposure to the technology cycle. The fund has also added several new domestic restructuring situations including TonenGeneral Sekiyu, and Tokyo Gas.

                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
------------------------------------------------------------
EQUITIES - 95.8%
              AUSTRALIA - 2.1%
    598,879   BHB Billiton                         3,174,955
    217,200   Rio Tinto (Australia)                3,783,610
                                                 -----------
                                                   6,958,565
                                                 -----------
              BELGIUM - 0.7%
     65,000   UCB                                  2,260,942
                                                 -----------
                                                   2,260,942
                                                 -----------
              CHINA - 2.2%
  4,776,000   China Everbright                     4,439,345
  3,988,000   China Merchants Holdings             3,042,206
                                                 -----------
                                                   7,481,551
                                                 -----------
              DENMARK - 1.7%
    310,000   Den Danske Bank                      5,574,842
                                                 -----------
                                                   5,574,842
                                                 -----------
              FINLAND - 0.8%
    110,215   Nokia                                2,500,069
                                                 -----------
                                                   2,500,069
                                                 -----------
              FRANCE - 9.9%
     12,250   Air Liquide                          1,761,492
     72,000   Assurance Generale de France         4,008,304
     32,000   Aventis                              2,556,963
     43,750   BNP Paribas                          3,810,957
     35,000   Bouygues                             1,183,917
     64,000   Credit Lyonnais                      2,311,300
     14,250   Danone                               1,957,315
   *170,000   Orange                               1,382,875
     42,000   Societe Generale                     2,489,430
     93,550   Suez                                 3,012,245
     49,000   Total Fina Elf                       6,867,433
    *28,500   Vivendi Universal                    1,662,691
                                                 -----------
                                                  33,004,922
                                                 -----------
              GERMANY - 9.0%
     15,330   Allianz                              4,503,590
    124,620   Altana                               4,741,294
     46,000   Bayer                                1,792,993
    103,100   Bayerische Motoren Werke             3,398,373
     53,050   Bayerische Hypo-Vereinsbank          2,593,726
     80,000   Deutsche Post                        1,267,636
     72,435   Deutsche Telecom (Registered)        1,636,332
     36,815   E.ON                                 1,915,385
      4,395   Ergo Versicherungs                     638,684
     15,300   Munchener Ruckversicherung
                 (Registered)                      4,297,717
     65,000   Schering                             3,392,789
                                                 -----------
                                                  30,178,519
                                                 -----------
              HONG KONG - 10.0%
    541,000   Cheung Kong Holdings                 5,895,664
    391,700   Hang Seng Bank                       4,017,539
    943,000   Henderson Land Development           4,171,068
  2,852,000   Hong Kong Land Holdings              5,133,600
    465,500   Johnson Electric Holdings              635,603
  1,541,278   Li & Fung                            2,529,342
  2,479,000   New World Development                3,019,372
    514,000   Sun Hung Kai Properties              4,629,414
    635,000   Swire Pacific A                      3,289,059
                                                 -----------
                                                  33,320,661
                                                 -----------
              ITALY - 3.2%
    324,000   ENI                                  3,953,396
     81,275   Fiat                                 1,590,859
    340,000   Telecom Italia                       3,053,849
    410,000   TIM                                  2,091,429
                                                 -----------
                                                  10,689,533
                                                 -----------
              JAPAN - 19.0%
     26,900   Advantest                            2,305,560
     23,100   Aiful                                2,083,584
     98,000   Canon                                3,960,072
     69,000   Fanuc                                3,435,478
     87,000   Fuji Photo Film                      3,752,736

     38,500   Jafco                                3,676,368
    228,000   Matsushita Electric Industrial       3,568,298
     36,700   Murata Manufacturing                 2,439,310
     52,420   Orix                                 5,098,053
    257,000   Ricoh                                5,542,834
     57,500   Secom                                3,208,659
    316,000   Sharp                                4,307,076
     60,100   Sony                                 3,951,253
    136,000   Takeda Chemical                      6,324,314
     42,200   Tokyo Electron                       2,554,500
    442,000   Tokyo Gas                            1,343,099
    379,000   TonenGeneral Sekiyu                  2,519,070
     42,500   Trend Micro                          1,594,708
     63,000   Yamanouchi Pharmaceutical            1,767,889
                                                 -----------
                                                  63,432,861
                                                 -----------
              NETHERLANDS - 7.7%
    190,000   ABN AMRO Holdings                    3,572,512
     60,000   Aegon                                1,690,463
    232,000   Fortis AMEV                          5,645,927
     61,260   IHC Caland                           3,088,565
     38,500   ING Groep                            2,518,494
     80,000   Philips                              2,122,442
    125,500   Royal Dutch Petroleum                7,229,158
                                                 -----------
                                                  25,867,561
                                                 -----------
              PORTUGAL - 0.4%
    210,000   Portugal Telecom                     1,466,254
                                                 -----------
              SINGAPORE - 5.1%
    636,000   DBS Group Holdings                   4,677,497
    749,000   Overseas Union Bank                  3,884,769
    762,000   Singapore Press Holdings             8,364,435
                                                 -----------
                                                  16,926,701
                                                 -----------
              SPAIN - 2.2%
    182,000   Banco Bilbao Vizcaya Argentaria      2,356,446
   *108,000   Promotora de Informaciones           1,153,074
    163,000   Telefonica                           2,010,999
    100,000   Union Electrica-Fenosa               1,868,407
                                                 -----------
                                                   7,388,926
                                                 -----------
              SWITZERLAND - 5.4%
     19,730   Nestle                               4,194,368
    140,000   Novartis (Registered)                5,068,173
     59,500   Roche Holding Genussscheine          4,288,079
      1,400   Schweizerische Rueckversicherung     2,798,598
     *5,350   Zurich Financial Services            1,825,116
                                                 -----------
                                                  18,174,334
                                                 -----------

                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
------------------------------------------------------------

              UNITED KINGDOM - 16.4%
    100,000   Abbey National                       1,753,583
    165,000   Alliance & Leicester                 1,898,728
     93,900   AstraZeneca Group                    4,381,713
    470,000   Bank of Scotland                     5,315,820
    119,000   Barclays Bank                        3,653,931
    800,000   BP 6,586,146
    231,000   British Telecom                      1,454,375
    249,935   Daily Mail & General Trust A         2,610,328
    575,000   Enterprise Oil                       4,794,534
    255,860   GlaxoSmithKline                      7,207,576
    255,380   Lloyds TSB Group                     2,559,285
   *100,000   Rio Tinto                            1,777,527
    125,000   Royal Bank of Scotland               2,758,899
 *1,850,500   Somerfield                           3,427,454
  2,100,000   Vodafone                             4,658,614
                                                 -----------
                                                  54,838,513
                                                 -----------
TOTAL EQUITIES (COST $347,388,787) -  95.8%      320,064,754
                                                 -----------

EQUITY RIGHTS - 0.0%
*210,000      Portugal Telecom SGPS Bonus Rights      28,471
                                                 -----------
TOTAL EQUITY RIGHTS (COST $37,752) - 0.0%             28,471
                                                 -----------
PREFERRED SHARES - 0.1%
*69,300       British Telecom Preferred Shares       431,432
                                                 -----------
TOTAL PREFERRED SHARES (COST $293,451) - 0.1%        431,432
                                                 -----------
TOTAL INVESTMENTS (COST $347,719,990) - 95.9%    320,524,657
NET CURRENT ASSETS - 4.1%                         13,731,732
                                                 -----------
TOTAL NET ASSETS - 100%                          334,256,389
                                                 ===========

* Non-income producing security.

All securities have been segregated to collaterize forward exchange currency contracts.

See notes to financial statements.

      [THE FOLLOWING TABLES REPRESENT PIE CHARTS IN THE PRINTED DOCUMENT.]

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2001

JAPAN                                  19%

UNITED KINGDOM                       16.4%

HONG KONG                              10%

FRANCE                                9.9%

GERMANY                                 9%

NETHERLANDS                           7.7%

SWITZERLAND                           5.4%

SINGAPORE                             5.1%

NET ASSETS CURRENT                    4.1%

ITALY                                 3.2%

CHINA                                 2.2%

SPAIN                                 2.2%

AUSTRALIA                             2.1%

DENMARK                               1.7%

OTHER                                 1.9%

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2001

BANKS                                15.2%

PHARMACEUTICALS & BIOTECHNOLOGY      12.6%

ENERGY                                9.6%

DIVERSIFIED FINANCIALS                9.2%

REAL ESTATE                           6.8%

CONSUMER DURABLES & APPAREL           6.1%

TECHNOLOGY HARDWARE & EQUIPMENT       5.8%

TELECOMMUNICATION SERVICES            5.5%

INSURANCE                             5.4%

NET CURRENT ASSETS                    4.1%

MATERIALS                             3.7%

MEDIA                                 3.6%

CAPITAL GOODS                         3.4%

UTILITIES                             2.9%

FOOD BEVERAGE & TOBACCO               1.8%

AUTOMOBILES                           1.5%

OTHER                                 2.8%

                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                             GAM PACIFIC BASIN FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1987. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                           GAM
                                                 Pacific Basin
                                                Class A (after                      Average
                                       GAM             maximum           MSCI       1 Month
                             Pacific Basin          sales load        Pacific       Deposit
                                   Class A               of 5%)         Index          Rate
30th June, 2001                   US$ 8.80             US$ 9.26      1,674.14
-------------------------------------------------------------------------------------------
                                         %                    %             %             %
-------------------------------------------------------------------------------------------
Quarter to June, 2001                 0.00                (5.00)         1.21          1.11
-------------------------------------------------------------------------------------------
Jan - June, 2001                     (8.05)              (12.64)        (8.08)         2.55
-------------------------------------------------------------------------------------------
Average annual total returns:
-------------------------------------------------------------------------------------------
1 year to June, 2001                (15.50)              (19.72)       (27.33)         5.99
-------------------------------------------------------------------------------------------
5 years to June, 2001                (4.52)               (5.49)        (5.90)         5.68
-------------------------------------------------------------------------------------------
10 years to June, 2001                4.18                 3.65          0.45          5.11
-------------------------------------------------------------------------------------------
Since inception                       5.69                 5.30         (0.75)         6.02
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]

     GAM Pacific Basin      MSCI Pacific Index     Average 1 Month        GAM Pacific Basin
          Class A                                    Deposit Rate           Class A (after
                                                                          maximum sales load
                                                                                of 5%)
"1987"     10000                  10000                  10000                  10000
           10225                  10045                10016.5                9713.75
           10364                9591.02                10029.3                 9845.8
           10375                9696.05                10042.1                9856.25
           10462                9829.25                10054.9                 9938.9
           10977                10223.2                10068.7                10428.2
           10474                10053.8                10082.4                 9950.3
           10354                9467.63                10092.2                 9836.3
           10214                9024.23                  10106                 9703.3
           10232                8477.62                10123.4                 9720.4
           10582                8705.56                10136.8                10052.9
           10495                8100.68                10150.3                9970.25
           10766                8772.76                10163.8                10227.7
           10835                 8710.3                10169.5                10293.2
           11142                9172.34                10190.4                10584.9
           11003                9378.01                10203.5                10452.8
           11155                9780.13                10216.7                10597.2
           11259                9849.09                10229.9                  10696
           11168                9504.54                10243.9                10609.6
           11230                9334.68                10257.9                10668.5
           11234                9255.23                10267.9                10672.3
           11658                9564.31                10281.9                11075.1
           12013                9543.17                10301.2                11412.3
           12349                10008.5                10316.4                11731.5
            8159                8742.08                10325.2                7751.05
            8066                8342.64                  10347                 7662.7
            7990                8658.08                10362.3                 7590.5
            7569                8075.55                10376.2                7190.55
            7997                8716.02                10390.1                7597.15
            8109                8956.79                  10404                7703.55
            7938                8845.73                10417.9                 7541.1
            7687                8788.28                10433.9                7302.65
            7966                9060.05                10449.9                 7567.7
            8219                9047.55                10463.6                7808.05
            8187                8842.48                10477.3                7777.65
"1988"      8464                 8924.9                  10488                 8040.8
            8261                8877.35                10510.3                7847.95
            8519                8983.99                10524.5                8093.05
            8449                9308.99                10536.6                8026.55
            8440                9355.31                10552.9                   8018
            8280                9377.49                10566.3                   7866
            8508                9581.65                10579.7                 8082.6
            8696                9968.72                10593.1                 8261.2
            8841                10242.8                10600.7                8398.95
            9034                10307.1                10620.1                 8582.3
            9141                10367.6                10633.7                8683.95
            9244                10593.1                10645.3                 8781.8
            9239                10837.2                  10657                8777.05
            9199                10837.1                10674.5                8739.05
            9570                10992.5                  10688                 9091.5
            9408                10991.7                10693.8                 8937.6
            9486                10938.9                10715.1                 9011.7
            9764                11144.9                10722.8                 9275.8
            9518                10927.5                  10743                 9042.1
            9629                10971.4                10757.4                9147.55
            9572                10840.5                10771.8                 9093.4
            9660                10741.9                10786.2                   9177
            9840                10915.5                10801.6                   9348
           10081                11029.4                  10817                9576.95
           10058                10637.8                10830.2                 9555.1
            9865                10197.5                10843.4                9371.75
            9883                10276.4                10863.8                9388.85
           10118                10433.5                10879.8                 9612.1
           10092                10298.2                10895.8                 9587.4
           10209                10618.8                10911.7                9698.55
           10260                10764.2                10927.7                   9747
           10028                10289.6                10944.5                 9526.6
           10048                10546.8                10961.3                 9545.6
            9820                10317.9                  10978                   9329
            9541                9937.78                10994.8                9063.95
            9737                  10133                11012.2                9250.15
            9630                10223.5                11029.6                 9148.5
            9527                10154.4                  11037                9050.65
            9501                10226.7                11059.4                9025.95
            9317                10234.8                11081.8                8851.15
            9527                10579.1                11099.3                9050.65
            9648                10780.5                11116.8                 9165.6
            9676                10963.8                11134.4                 9192.2
            9608                11179.8                11151.9                 9127.6
            9709                  11352                11169.5                9223.55
            9781                11791.3                11187.2                9291.95
            9942                12128.8                11204.8                 9444.9
           10080                12093.8                11222.5                   9576
           10129                  12110                11243.2                9622.55
           10148                12064.5                11263.9                 9640.6
           10120                  11803                11284.6                   9614
           10167                12103.5                11299.4                9658.65
"1989"     10185                12243.9                11314.2                9675.75
           10581                12536.8                11345.8                  10052
           10543                12439.1                11365.4                10015.8
           10576                12453.5                11385.1                10047.2
           10637                12188.4                11399.2                10105.2
           10821                  12440                11424.8                  10280

           10960                12705.6                11444.7                  10412
           10725                12609.3                11464.7                10188.8
           10542                12307.8                11478.9                10014.9
           10574                12138.4                11506.5                10045.3
           10649                  11928                11528.4                10116.5
           10623                11633.9                11550.3                10091.8
           10751                11936.4                11565.9                10213.5
           10899                12283.9                11594.1                  10354
           11098                11978.4                11616.2                10543.1
           11217                11996.1                11638.3                10656.2
           11270                  11977                11660.4                10706.5
           11503                12116.9                11682.5                10927.8
           11560                12158.9                11704.3                  10982
           11496                11731.2                11726.2                10921.2
           11230                11336.1                  11748                10668.5
           11228                11376.9                11769.8                10666.6
           10955                11135.4                11791.4                10407.2
           10874                10666.4                  11813                10330.3
           11108                  10886                11834.6                10552.6
           11183                11001.6                  11850                10623.8
           11348                11287.1                11877.8                10780.6
           11607                11468.1                11899.1                11026.7
           11562                11288.5                11920.5                10983.9
           11906                11754.5                11941.8                11310.7
           12278                12344.8                11963.2                11664.1
           12430                12149.7                  11983                11808.5
           12371                11935.5                12002.9                11752.5
           12528                11846.8                12014.2                11901.6
           12448                11612.1                12042.6                11825.6
           12436                11354.7                12063.1                11814.2
           12536                  11295                12083.6                11909.2
           12605                11446.7                12104.1                11974.8
           13006                12084.5                12118.7                12355.7
           13059                11924.6                12133.4                  12406
           13314                11568.6                  12166                12648.3
           12820                11696.6                  12187                  12179
           13085                11853.6                  12208                12430.8
           13207                11825.3                12228.9                12546.7
           13247                11739.2                12249.2                12584.7
           13377                11902.4                12269.4                12708.2
           13464                11933.7                12289.6                12790.8
           13632                12349.8                12309.8                12950.4
           13756                12529.1                12330.3                13068.2
           14056                12509.9                12342.1                13353.2
         14080.8                12355.5                12371.4                13376.7
         14535.9                12635.7                  12386                13809.1
"1990"   14674.3                12358.8                12406.5                13940.6
           14702                12062.9                12432.3                13966.9
         14410.9                11616.3                12452.3                13690.3
         14192.5                  11569                12463.7                13482.9
         14309.4                  11784                12489.3                13593.9
         14483.6                11705.3                12511.8                13759.5
         14331.9                11655.6                12531.4                13615.3
         14047.6                11132.4                  12551                13345.2
         13533.8                10642.2                12570.6                12857.1
         13772.2                10249.8                12590.5                13083.6
         13522.9                9707.44                12610.4                12846.8
         13345.4                9042.68                12630.3                12678.2
         13490.2                8992.99                12644.5                12815.7
         13121.1                8350.71                12658.7                12465.1
         13263.8                8763.97                12690.4                12600.6
         13422.7                8686.55                12710.7                12751.6
         13703.6                8778.98                12731.1                13018.5
         13556.6                9013.05                12751.4                12878.8
         13679.7                9239.85                12772.2                12995.7
         14029.2                9835.28                  12793                13327.7
         14337.3                9874.25                12813.8                13620.4
         14367.8                10000.6                12834.6                13649.4
         14507.2                9928.47                12846.2                13781.8
         14459.3                9591.98                12875.2                13736.3
         14465.8                9549.68                12895.5                13742.5
         14690.1                9542.16                  12910                13955.6
         14882.8                9797.02                12924.5                14138.7
         15233.4                 9824.3                12950.6                14471.7
         15445.7                10097.1                12973.8                14673.4
         15323.8                9604.19                  12997                14557.6
         15390.2                9488.32                13014.5                14620.7
         14254.6                8723.91                  13037                13541.8
         14396.1                8939.96                13051.1                13676.3
         13894.2                8310.17                13073.5                13199.5
         14275.3                8351.12                13090.4                13561.5
         14294.9                8255.12                13115.7                13580.1
         14654.2                8752.16                13132.8                13921.4
         14160.9                 8193.4                13144.2                13452.9
         13435.8                7575.28                13169.9                  12764
         13460.8                 7889.7                  13187                12787.8
         13927.9                8389.18                13216.2                13231.5
         14114.1                8799.51                  13237                13408.4
         14484.3                9005.62                13257.7                13760.1
         14163.1                8851.46                13278.4                  13455
         13936.6                8532.81                13286.9                13239.8
         13906.2                8485.13                13318.2                13210.8
         13930.1                 8279.3                13329.6                13233.6
         13936.6                8224.07                  13358                13239.8
         13393.3                7813.65                13377.9                12723.7
           14076                 8556.5                  13400                13372.2
         13724.3                 8604.7                13422.1                13038.1
         13334.5                8149.16                13437.9                12667.8
"1991"   13425.4                8318.17                13460.1                12754.1
         13251.6                8046.66                13485.8                  12589
         13009.4                 7814.4                13505.1                12358.9
         13520.7                 8280.8                13524.5                12844.7
         13780.9                8417.04                13543.9                13091.8
         14329.2                8925.02                13561.6                13612.8
         14550.2                9359.22                13579.3                13822.7
         14609.6                9478.07                13591.9                13879.1
         14561.4                9361.59                13612.1                13833.3
         14796.9                   9238                13624.9                  14057
         14769.5                9196.29                13650.6                  14031
         14802.4                9124.74                13668.5                14062.3
         14805.8                 9021.9                13681.3                14065.5
         15246.7                9385.85                13696.7                14484.4

         15075.6                 9281.5                13720.8                14321.8
         15230.8                9524.35                13737.3                14469.3
         14996.2                9142.53                13744.3                14246.4
         15073.3                9392.96                13767.8                14319.6
         15127.7                9240.09                13785.6                14371.3
         15119.8                9168.88                13801.1                14363.8
         15077.8                9051.03                13816.7                14323.9
         14837.5                9080.57                13832.2                14095.6
         14907.8                8972.11                13838.8                14162.4
         14614.2                8672.68                13863.1                13883.5
         14511.1                 8559.3                13878.6                13785.5
         14503.1                8655.87                13889.6                  13778
           14621                8524.98                13902.8                  13890
         14700.4                8519.41                13925.3                13965.3
         14874.9                 8603.9                13941.1                14131.2

         14916.9                8707.81                  13957                  14171
         15140.2                 8884.8                13968.3                14383.2
         15150.4                8812.02                13988.4                14392.8
         14932.7                8651.22                14003.9                14186.1
         14419.2                8317.57                14019.5                13698.3
         14499.7                8175.32                14035.1                13774.8
         14855.7                8548.15                14050.7                14112.9
         14819.4                8582.36                14057.1                14078.4
         15029.1                8832.33                14076.4                14277.6
         15202.5                8982.61                14091.4                14442.4
           15504                9310.65                14106.3                14728.8
         15620.8                9395.67                  14125                14839.7
         15581.1                9387.67                14139.4                  14802
           15504                   9409                14145.5                14728.8
         15500.6                9408.74                14168.1                14725.6
         15644.6                9484.71                  14174                14862.3
         15633.2                9359.05                14195.3                14851.6
         15337.4                8996.83                14208.9                14570.5
         15230.8                8940.49                14222.5                14469.3
         15162.8                 8897.8                14236.1                14404.7
         14972.4                8573.79                  14242                14223.8
         15182.9                 8795.9                14263.7                14423.8
         15037.9                8521.48                14273.6                  14286
"1992"   15611.1                9155.14                14287.4                14830.6
         15891.3                9072.36                14302.8                15096.7
         15419.8                8530.36                14314.3                14648.8
         16017.9                8800.55                14325.8                  15217
         15593.4                8559.15                14330.7                14813.7
           15937                8733.31                14348.7                15140.1
         15738.8                8492.43                14359.9                14951.9
         15472.7                8062.37                14371.1                14699.1
         15499.6                8130.35                14382.3                14724.6
           15251                 7986.7                14390.2                14488.4
         14831.1                7590.02                14398.3                14089.6
         14757.4                7357.91                14416.2                14019.5
           14871                 7513.8                14424.3                14127.5
         14429.4                7070.93                14435.7                13707.9
           14176                 6545.3                14450.4                13467.2
         14441.2                7019.62                14461.8                13719.2
         14440.9                6816.95                14473.3                13718.9
           14877                7028.07                14484.7                14133.1
         15224.1                7195.11                14492.2                14462.9
         15551.2                 7527.3                14505.9                14773.7
         15427.5                7545.48                14510.4                14656.1
         15444.1                 7343.1                14522.5                14671.9
         15725.9                7575.64                14531.6                14939.6
           15572                7460.13                14548.4                14793.4
           15392                7111.55                14559.2                14622.4
         15187.2                6918.39                  14567                14427.8
         15478.4                7195.82                14577.8                14704.5
         15345.8                7249.26                14591.5                14578.5
         15519.9                7394.68                14602.2                14743.9
           14800                6825.39                14612.8                  14060
         14395.1                6617.86                14617.4                13675.3
         14719.5                6899.63                14631.1                13983.5
         14225.8                6462.24                14643.3                13514.5
         14011.5                6471.22                14652.4                13310.9
         14666.2                7297.67                14661.5                13932.9
         15165.9                7726.74                14666.7                14407.6
           15315                8084.77                  14680                14549.3
         15124.4                7656.15                14689.3                14368.2
         15524.6                7965.09                14695.9                14748.4
         15271.2                7702.96                14705.3                14507.7
         15277.2                7636.39                14711.6                14513.3
         15422.8                7710.31                14720.3                14651.6
         15388.4                7585.01                14733.8                  14619
         15594.5                7492.77                14737.5                14814.7
         15845.5                7578.55                14751.1                15053.2
         15530.5                7273.88                14758.7                  14754
         15194.3                7297.59                14768.8                14434.6
         15293.7                7477.47                14775.1                  14529
         15298.5                7457.87                14781.4                14533.5
         15255.8                7497.97                14798.2                  14493
         15390.8                7575.85                14809.9                14621.3
         15497.4                7729.59                14819.9                14722.5
         15535.3                7488.29                14829.9                14758.5
"1993"     15492                7398.27                14837.2                14717.4
         15494.4                7236.51                14851.4                14719.7
         15616.5                7280.85                14857.9                14835.7
         15579.8                7295.26                14869.5                14800.9
         15739.8                7523.16                14878.6                14952.8
           16095                7634.88                14887.4                15290.3
         16270.8                7723.67                14896.1                15457.3
         16256.2                7812.84                14904.8                15443.4
           16377                7842.12                14911.1                15558.2
         16718.9                8152.85                14922.3                15882.9
         16690.2                8281.99                14928.6                15855.7
           16913                8458.97                14937.3                16067.3
         17253.6                8789.69                14946.1                16390.9
         18141.1                9561.98                14957.4                  17234
         18576.4                9785.86                14966.2                17647.6
         18523.6                9627.62                14974.9                17597.5
         18721.2                9953.13                14978.7                17785.2
         18938.5                10254.8                14991.2                17991.5
         18831.7                9985.36                15001.1                17890.1
         19057.5                10027.5                15008.5                18104.6
         19299.3                10451.8                15014.7                18334.3
         19402.4                10508.4                  15027                18432.3
         19591.4                10624.3                15030.9                18611.8
         19156.9                10355.5                  15045                18199.1
         18796.1                9896.68                15051.4                17856.3
         18934.5                10319.6                15060.4                17987.8
         19086.6                10245.8                15070.6                18132.2
         19293.2                10401.9                15080.7                18328.5
         19370.5                10406.1                15089.6                18401.9
         19541.4                10600.5                15098.4                18564.3
         19943.6                11011.9                15107.3                18946.4
         20300.8                11162.9                15116.1                19285.7
         20445.6                11343.7                15119.9                19423.3
         20213.6                10877.2                15133.9                19202.9
         20559.7                  11178                15142.8                19531.7
         20819.9                11108.3                15151.6                19778.9
         20643.2                11039.5                15160.5                  19611


         20405.9                10696.9                15168.2                19385.6
         20709.5                10761.2                15175.8                  19674
         21245.8                11068.9                15187.2                20183.5
         21464.2                11056.5                15196.2                  20391
         21577.2                11037.9                15205.1                20498.3
         21433.3                10920.3                  15214                20361.6
         21896.3                11110.4                15217.8                20801.4
         21404.1                10635.1                15226.7                20333.9
         21575.9                10688.9                15240.8                20497.1
           20923                10170.8                15249.7                19876.9
           20750                9992.73                15253.6                19712.5
         21278.9                9868.47                15268.7                  20215
         22037.4                10102.6                15278.8                20935.5
         22290.2                10066.8                15288.8                21175.7

         23139.5                10057.6                  15296                21982.5
"1994"   24281.7                10308.6                15304.6                23067.6
         23436.1                10256.3                15318.1                22264.3
         24104.7                10602.1                15327.3                22899.5
         23945.4                  10680                15332.6                22748.1
         25170.8                11430.3                15341.7                23912.2
         24801.2                11225.9                15354.5                23561.1
         24668.1                11255.1                15359.5                23434.7
         24830.9                  11268                15367.1                23589.4
           24190                  11505                  15381                22980.5
         23897.9                11268.9                15391.3                22703.1
         24147.3                11487.4                15401.6                  22940
         23474.1                11143.5                15410.5                22300.4
         23355.2                11152.8                15419.3                22187.5
         23368.1                11130.4                15432.8                22199.7
         23976.8                11410.2                15443.3                22777.9
         24015.5                11354.6                15447.9                22814.8
         24479.4                11369.7                15458.4                23255.5
         24321.8                11292.5                  15475                23105.7
         24469.1                11403.6                15486.4                23245.6
         25013.1                11545.9                  15498                23762.5
         25045.4                11622.7                15509.4                23793.2
         25473.1                11834.5                  15521                24199.5
         25511.9                11858.6                15533.4                24236.3
         25585.6                11964.3                15542.3                24306.3
           25247                11820.9                15556.6                23984.7
         25068.7                12095.7                15567.2                23815.2
         25353.4                12150.8                15578.4                24085.8
           25501                12101.3                15589.7                24225.9
         26000.5                12169.8                15610.6                24700.5
         25655.3                11940.3                15623.8                24372.6
         26237.4                12039.2                15629.5                24925.5
           26584                12018.8                15644.6                25254.8
           26833                12136.9                15655.8                25491.4
         26671.9                12170.5                15676.4                25338.3
         27166.1                12105.3                  15682                25807.8
         26931.9                11923.9                15703.8                25585.3
         26560.9                11866.8                15718.1                25232.9
         26520.3                12007.7                15732.4                25194.3
         26215.8                11775.9                15742.6                  24905
           26320                11777.3                15756.9                  25004
         26394.4                11853.1                15775.9                25074.7
         26546.1                11967.5                15790.9                25218.8
           26232                11903.2                15797.2                24920.4
         26345.7                12024.4                15820.7                25028.4
         26242.8                11649.6                15835.7                24930.7
         25942.3                11566.1                15844.2                24645.2
         24714.5                11289.5                15861.4                23478.8
         24970.3                11430.8                15878.5                23721.8
         24740.2                11263.8                15898.7                23503.2
           24016                11056.9                15916.8                22815.2
         24750.9                11274.2                15934.9                23513.3
         25082.7                11400.7                15947.8                23828.6
"1995"   24904.6                11297.8                15963.3                23659.4
         24236.6                11257.9                  15989                23024.8
         23752.5                11063.6                15996.8                22564.9
         22535.8                10484.4                  16025                  21409
         22685.2                10746.5                  16043                21550.9
         22971.1                10639.6                16061.3                21822.5
         22653.6                10544.4                16079.6                21520.9
         22550.2                10684.7                16097.8                21422.7
         22340.4                10344.7                16113.5                21223.4
         22350.5                10889.4                16134.6                  21233
         22353.4                10941.8                16153.2                21235.7
         22241.3                10634.4                16171.7                21129.3
         22642.1                11140.1                  16185                  21510
         22828.9                11136.2                16208.8                21687.4
         22935.2                11576.1                16216.8                21788.4
         22988.3                11949.7                16246.1                21838.9
         23140.6                11714.2                16264.8                21983.6
         23709.4                12031.1                16283.4                  22524
         23993.9                11912.4                  16302                22794.2
         24318.5                  11496                16320.5                23102.6
         24281.2                11235.1                  16339                23067.1
         24166.2                11342.2                16349.7                22957.9
         24440.6                11429.9                16376.2                23218.6
         23700.8                10920.7                16394.8                22515.8
         23960.8                11053.3                16402.8                22762.8
         23923.5                10939.4                16426.8                22727.3
         24302.7                11001.4                16445.4                23087.6
         25766.5                11594.3                16464.2                24478.2
         25371.5                11420.7                16488.6                24102.9
         25371.5                11455.7                16507.5                24102.9
         25477.8                11324.7                16526.4                24203.9
         25552.5                11354.4                16534.2                24274.8
         25634.3                11337.2                16552.2                24352.6
         25483.9                11224.5                16580.5                24209.7
         25686.3                11031.3                16598.6                  24402
           25731                10971.5                16616.8                24444.4
         25803.9                11119.8                16635.2                24513.7
           25914                10945.5                  16643                24618.3
         25692.3                11180.1                16666.5                24407.7
         25930.4                11173.4                16679.6                24633.9
         25765.2                  10957                16708.3                24476.9
           25859                10981.1                16721.3                  24566
         25702.7                10963.8                16744.7                24417.6
         25419.9                  10649                16762.9                24148.9
         25528.6                10804.5                  16781                24252.2
         24565.7                10777.8                16799.1                23337.4
         24937.8                11048.2                16817.1                23690.9
         25342.6                11146.5                16835.2                24075.4
         26245.9                11520.7                  16851                24933.6
         26311.4                11606.8                16866.7                24995.8
         26117.9                11709.6                16890.3                  24812
         26468.4                11886.4                16903.4                  25145
"1996"   26795.8                11803.3                16919.2                  25456
         26998.4                11951.3                16944.9                25648.5
         27060.8                11866.6                16962.8                25707.7
         26982.8                11573.2                16980.6                25633.7
         27793.4                11875.8                16998.5                26403.7
         27886.9                12009.6                17013.1                26492.6
         27762.2                11925.3                17032.7                26374.1
         27684.3                11827.5                17042.5                26300.1


         27388.1                11687.3                17066.9                26018.7
         27372.5                  11694                17083.7                26003.9
         26094.3                11413.7                17100.5                24789.6
         26904.9                  11670                17107.7                25559.6
         27356.9                12004.7                17129.2                25989.1
         27590.8                12115.7                17143.6                26211.2
         27824.6                12088.6                17167.8                26433.3
         28245.5                  12151                17184.9                26833.2
         28385.8                12489.1                  17202                26966.5
         28401.3                12582.7                17211.7                26981.3
         28198.7                12440.8                17236.2                26788.8
         28229.9                12332.1                17253.3                26818.4
         27777.8                12264.6                17265.5                26388.9
           27809                12085.8                17287.6                26418.5

         27528.4                12029.1                17304.7                  26152
         27575.2                12025.5                17321.9                26196.4
         27621.9                12214.7                17339.1                26240.8
         27497.2                12253.1                17351.4                26122.4
         27637.5                12017.2                17366.2                26255.7
         27356.9                11792.7                17391.1                25989.1
         26515.2                11654.2                17408.5                25189.4
         26125.5                11417.2                  17426                24819.2
         25922.8                11620.3                17443.5                24626.7
         26390.5                11475.9                17461.1                  25071
         26375.2                11584.7                17478.7                25056.4
         26548.3                11681.1                17491.2                25220.9
         26516.8                11484.3                17513.8                  25191
         26060.5                11261.8                17531.3                24757.4
         25934.6                11253.3                17548.9                24637.8
         26390.9                11601.4                17548.9                25071.4
         26438.2                11570.4                17591.5                25116.2
         26752.9                11631.8                17596.5                25415.3
         26170.6                11372.5                17619.2                24862.1
         26265.1                11551.6                  17637                24951.8
         26217.8                11335.8                17654.7                24906.9
         25840.2                11178.7                17672.4                24548.2
         26139.2                11295.3                17682.2                24832.2
         26438.2                11453.5                17701.8                25116.2
         26941.7                11612.8                  17719                25594.7
         27476.8                11614.5                17741.1                  26103
         26847.3                  11340                17758.2                  25505
         26894.5                11248.9                17776.3                25549.8
         26107.7                10995.4                17784.1                24802.3
         26021.4                10755.5                17807.3                24720.3
"1997"   26349.4                10857.8                17825.4                  25032
         26522.1                10661.7                17848.8                  25196
         26539.4                10325.6                17867.1                25212.4
         26815.7                10141.6                17877.6                25474.9
         26608.4                9855.71                17893.2                  25278
         26332.2                9775.23                17921.9                25015.6
         26401.2                9869.24                17940.3                25081.2
           26453                9906.48                17958.7                25130.4
         26556.7                10226.4                17971.8                25228.8
         26176.8                9998.07                17987.5                24867.9
         26176.8                 9884.6                18013.8                24867.9
         25572.4                9895.59                18032.1                24293.8
         25779.6                9903.99                18045.2                24490.7
         25624.2                9824.67                18063.5                  24343
         25745.1                9496.73                  18088                24457.8
         25831.4                9552.29                18107.3                24539.9
         26107.7                9899.76                18126.6                24802.3
         25917.8                9989.37                18137.6                24621.9
         26936.5                  10509                18165.2                25589.7
         27350.9                10923.1                18184.6                25983.4
         27627.2                11061.7                18195.6                26245.8
         28007.1                11165.2                18223.3                26606.7
           28715                11221.2                18242.6                27279.3
         28404.2                11477.8                18262.1                  26984
         28473.3                11457.9                18281.6                27049.6
         28818.6                11644.7                18295.5                27377.7
           29233                11515.9                18314.9                27771.4
         28369.7                11346.4                18339.9                26951.2
         28594.2                  11393                  18351                27164.4
         28576.9                11358.1                18378.8                  27148
         29094.9                11298.2                18398.2                27640.2
         28956.8                11105.8                18414.8                27508.9
         28127.9                11112.7                  18437                26721.6
         27372.8                10966.4                18456.4                26004.1
         26221.2                10562.3                18475.8                24910.1
         24644.3                10291.6                18495.2                23412.1
         25459.3                10479.2                18514.9                24186.4
         24502.6                 9981.2                18534.5                23277.5
         24803.8                10334.8                18548.5                23563.6
         24910.1                10190.8                18568.1                23664.6
         24396.3                10113.8                18582.2                23176.5
         23758.5                9819.92                18613.4                22570.6
         22358.8                9714.21                18633.2                21240.9
         20622.6                9132.31                18641.7                19591.5
         21118.7                8931.97                18672.8                20062.7
         19736.7                8236.42                18692.7                18749.9
         19577.3                8286.18                18706.9                18598.4
         19648.2                8253.58                18726.9                18665.8
         20126.5                8490.84                18752.5                19120.2
         20020.2                8453.18                18761.5                19019.2
         18598.2                 8417.1                18794.5                17668.3
         17893.8                7822.25                18809.5                16999.2
         18445.9                8106.76                18830.5                17523.6
"1998"   17379.9                7806.47                18858.2                16510.9
         16504.2                 7726.8                18879.9                  15679
         17132.4                8423.02                18901.6                16275.8
           16923                8711.89                18910.9                16076.8
         18312.6                 8866.3                18932.5                  17397
         18978.9                9116.84                18964.8                18029.9
         18579.1                8690.42                18984.7                17650.2
         18769.5                8504.15                19004.5                  17831
         19283.5                8894.72                19024.4                18319.3
         18788.5                8557.27                19044.7                17849.1
         18959.9                8472.46                19059.2                18011.9
           19569                 8513.9                19079.5                18590.6
         18940.8                8256.32                19099.8                17993.8
         18997.9                8324.72                  19126                  18048
         19093.1                8489.82                19146.3                18138.4
         18788.5                8259.08                19166.7                17849.1
         18407.8                8064.88                19184.2                17487.4
         17931.9                7984.22                19207.7                17035.3
         17303.7                7863.15                19228.3                16438.5
         17265.7                7852.61                  19240                16402.4
         16961.1                7721.99                19263.6                  16113
           16371                7536.23                19281.2                15552.4
           15343                7250.61                19298.8                14575.9
         15095.6                7159.62                19330.8                14340.8
         15190.7                7233.63                19345.4                14431.2
         15685.7                7861.04                19365.9                14901.4
           15838                7786.89                19386.6                  15046
         15761.8                7795.71                19407.2                14973.7
         15761.8                7682.52                19427.9                14973.7

         15190.7                7434.71                19448.6                14431.2
         14848.1                7312.18                19469.2                14105.7
         14100.3                6861.62                19489.8                13395.3
           14183                7016.61                19510.5                13473.9
         13914.3                6792.21                19531.1                13218.6
         12859.8                6846.47                19551.7                12216.9
         13128.6                6954.38                19572.4                12472.2
         13087.3                6909.37                  19593                12432.9
         12446.3                6602.64                19613.6                  11824
         13211.3                 6597.2                19634.2                12550.8
         12983.9                7198.77                19654.1                12334.7
         13542.1                7143.62                19673.9                  12865
         15402.9                7875.85                19693.7                14632.7
         15485.6                7574.07                19713.4                14711.3
         17077.6                8275.42                19733.1                16223.7

         16643.4                7895.17                19752.8                15811.2
         17139.6                8003.64                19772.4                16282.6
         18049.3                 8268.6                  19792                17146.8
         17780.5                8224.74                19811.8                16891.5
         18111.3                8368.11                19832.7                17205.7
         17451.1                 8136.7                19853.6                16578.5
         17666.3                8089.44                19874.5                  16783
         17623.2                8201.41                19895.4                16742.1
"1999"   17989.1                8202.76                19914.8                17089.6
         17967.5                8139.26                19933.7                17069.2
         18290.3                8386.67                19952.5                17375.8
         17515.7                8372.37                19971.4                16639.9
         16977.7                8450.98                19990.2                16128.8
         16246.1                8173.71                20008.7                15433.8
         16762.5                8065.44                20027.3                15924.4
         17149.8                8057.58                20045.8                16292.3
         17063.8                7985.55                20064.4                16210.6
         18161.2                8694.33                  20083                17253.1
         18656.1                9250.17                20101.6                17723.3
         18634.6                   9070                20120.2                17702.9
         19000.4                9262.15                20138.9                18050.4
         19710.5                9528.78                20157.6                  18725
         20291.5                9826.11                20176.2                19276.9
         20829.4                9652.59                20194.9                19787.9
           21475                9950.33                20213.6                20401.2
         22507.8                9790.51                20232.2                21382.4
         22206.6                9847.05                20250.8                21096.2
         21496.5                9200.01                20269.3                20421.7
         21087.6                9333.53                20287.8                20033.3
         21410.4                9550.73                20306.4                20339.9
         22271.1                9832.51                20325.2                21157.6
         22120.5                10007.4                20343.9                21014.5
         23669.8                  10063                20362.6                22486.3
         23583.7                10152.1                20381.3                22404.5
         24143.2                10445.2                20401.4                  22936
         24078.6                10621.6                20421.7                22874.7
         23583.7                10764.8                  20442                22404.5
         22981.2                10587.6                20462.3                21832.2
         23422.5                10814.9                20482.6                22251.3
         22216.9                10339.9                20502.8                21106.1
         22927.3                10943.8                20523.1                21780.9
         23465.5                11099.7                20543.3                22292.2
         23314.8                  11161                20563.6                22149.1
         23314.8                11050.6                20584.5                22149.1
         23874.6                  11717                20605.5                22680.8
         22841.2                  11387                20626.4                21699.2
         22475.2                11024.8                20647.3                21351.5
         23379.4                11293.8                20668.4                22210.4
         23099.5                11299.5                20689.6                21944.6
         22862.7                11294.7                20710.8                21719.6
         23228.7                11475.8                20731.9                22067.3
         24175.9                11716.4                  20753                22967.2
         25080.1                11913.1                20774.2                23826.1
         25553.7                11988.2                20795.3                24276.1
         26414.9                12334.1                20816.4                25094.1
         26371.8                12294.9                20837.6                25053.2
         27426.7                12311.9                20863.3                26055.3
         27826.5                12269.5                  20889                26435.2
         29138.1                12727.5                20914.8                27681.1
           30843                13063.5                20940.5                29300.9
         29312.9                12496.3                20964.6                27847.3
         28963.2                12348.1                20987.4                  27515
         28023.2                12263.7                21010.3                26622.1
         28504.1                12372.2                21033.2                27078.9
         29006.9                12444.6                21056.1                27556.6
         29050.6                12614.7                21079.7                27598.1
         28285.6                12270.2                21103.3                26871.3
         27192.6                11929.1                21126.9                  25833
         27367.5                12489.5                21150.5                25999.1
         26952.2                12328.8                21174.3                25604.5
         26187.1                11926.9                21198.2                24877.7
           26668                12187.6                  21222                25334.6
           27433                13001.3                21245.9                26061.4
           26974                12828.9                21270.4                25625.3
         27258.2                12813.9                21295.3                25895.3
         25902.9                12258.5                21320.3                24607.8
         26471.2                  12389                21345.3                25147.7
         26383.8                12414.3                21370.5                25064.6
         25094.1                12068.9                21396.1                23839.4
         24919.3                11891.2                21421.7                23673.3
           23258                11463.3                21447.3                22095.1
         23585.9                11479.5                21472.9                22406.6
         25400.2                12189.3                21499.6                24130.2
           24963                11896.1                21526.5                23714.8
         25596.9                12290.9                21553.4                  24317
         25815.5                  12312                21580.3                24524.7
         26077.8                12335.9                21607.4                24773.9
         26624.3                12262.7                21634.7                25293.1
         26296.4                11822.3                  21662                24981.6
         25509.4                  11509                21689.3                  24234
         25002.1                  11419                21716.6                  23752
         25374.9                11473.4                21743.9                24106.2
         26468.4                11560.8                21771.2                  25145
         26617.6                11744.1                21798.6                25286.7
         26518.2                11857.5                21825.9                25192.2
         26518.2                11646.6                21853.2                25192.2
         25474.3                11398.9                21880.6                24200.6
         24927.6                11524.6                21907.9                23681.2
         24331.1                11001.1                21935.2                23114.5
         24803.3                11311.1                21962.7                23563.1
           23834                11030.8                21990.3                22642.3
         22864.8                10609.8                22017.9                21721.5
         23262.4                10698.7                22045.5                22099.3
         23560.6                10829.4                22073.2                22382.6
         24380.8                11066.3                22100.8                23161.8
         23461.2                10605.8                22128.4                22288.2
         22889.6                10125.2                22156.1                21745.1
         23038.7                10102.8                22183.7                21886.8
         23933.4                10344.8                22211.5                22736.8
         24355.9                10385.5                22239.3                23138.1
         23585.5                9815.05                22267.1                22406.2
         23585.5                9772.12                22294.8                22406.2


         23510.9                9749.42                22322.6                22335.4
           24182                9523.92                22350.3                22972.9
         23809.2                9543.14                  22378                22618.7
         24604.5                9627.68                22405.7                23374.2
         24927.6                9757.14                22433.4                23681.2
           24182                9528.44                22457.5                22972.9
         24430.5                9447.77                  22481                  23209
         24380.8                 9324.7                22504.6                23161.8
         24132.3                9347.49                22528.1                22925.7
         23660.1                9153.77                22550.9                22477.1
         21721.5                8557.98                22573.6                20635.4
         22019.8                9047.69                22596.3                20918.8
         22243.4                9399.69                  22619                21131.3
         21348.7                9003.29                22641.2                20281.3
         21572.4                8953.78                22662.8                20493.8


         21945.2                9237.89                22684.3                20847.9
         22293.1                9369.52                22705.9                21178.5
         23262.4                9905.76                22727.1                22099.3
         23088.4                9691.35                  22746                  21934
         22889.6                9400.08                22764.9                21745.1
         23709.8                9742.52                22783.8                22524.3
         22839.9                9465.65                22802.8                21697.9
         22790.2                9360.21                22820.7                21650.7
         22367.7                9079.95                22838.1                21249.3
         21721.5                8881.21                22855.6                20635.4
         21696.7                8954.58                22873.1                20611.8
         21870.6                8987.52                22880.6                20777.1

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

      [THE FOLLOWING TABLES REPRESENT BAR CHARTS IN THE PRINTED DOCUMENT.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                           GAM Pacific
                                           Basin (after
                       GAM Pacific         maximum                MSCI Pacific
Period                    Basin            sales load of 5%)         Index
1 Year                  (15.50)               (19.72)               (27.33)
5 Years                  (4.52)                (5.49)                (5.90)
10 Years                  4.18                  3.65                  0.45
Since Inception           5.69                  5.30                 (0.75)


ANNUAL PERFORMANCE - CLASS A

                                             GAM
                                   PACIFIC BASIN
                        GAM              CLASS A         MSCI
              PACIFIC BASIN       (AFTER MAXIMUM      PACIFIC
                    CLASS A      SALES LOAD OF 5%)      INDEX
YEAR                      %                    %            %
--------------------------------------------------------------
1997                 (30.00)              (33.50)      (25.34)
1998                  (3.99)               (8.79)        2.69
1999                  74.91                66.16        57.96
2000                 (23.21)              (27.05)      (25.64)
2001*                 (8.05)              (12.64)       (8.08)

*6 months



-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                            GAM
                                                  Pacific Basin                         Average
                                         GAM            Class B            MSCI         1 Month
                               Pacific Basin     (with deferred         Pacific         Deposit
                                     Class B       sales charge)          Index            Rate
30th June, 2001                     US$ 9.18                           1,674.14
-----------------------------------------------------------------------------------------------
                                           %                  %               %               %
-----------------------------------------------------------------------------------------------
Quarter to June, 2001                  (0.33)             (5.31)           1.21            1.11
-----------------------------------------------------------------------------------------------
Jan - June, 2001                       (8.57)            (13.14)          (8.08)           2.55
-----------------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------------
1 year to June, 2001                  (16.33)            (20.03)         (27.33)           5.99
-----------------------------------------------------------------------------------------------
2 years to June, 2001                  (4.53)             (6.22)          (5.91)           5.95
-----------------------------------------------------------------------------------------------
3 years to June, 2001                   9.07               8.22            5.59            5.72
-----------------------------------------------------------------------------------------------
Since inception*                        5.08               4.20            4.64            5.72
-----------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                               GAM
                                                     Pacific Basin                         Average
                                         GAM               Class C            MSCI         1 Month
                               Pacific Basin        (with deferred         Pacific         Deposit
                                     Class C          sales charge)          Index            Rate
30th June, 2001                     US$ 7.89                              1,674.14
--------------------------------------------------------------------------------------------------
                                           %                     %               %               %
--------------------------------------------------------------------------------------------------
Quarter to June, 2001                  (0.75)                (1.75)           1.21            1.11
--------------------------------------------------------------------------------------------------
Jan - June, 2001                       (9.31)               (10.22)          (8.08)           2.55
--------------------------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------------------------
1 year to June, 2001                  (17.31)               (18.03)         (27.33)           5.99
--------------------------------------------------------------------------------------------------
2 years to June, 2001                  (5.23)                (5.23)          (5.91)           5.95
--------------------------------------------------------------------------------------------------
3 years to June, 2001                   4.28                  4.28            5.59            5.72
--------------------------------------------------------------------------------------------------
Since inception*                        2.44                  2.44            6.44            5.72
--------------------------------------------------------------------------------------------------


THE FACTS - CLASS D SHARES

                                                         GAM
                                               Pacific Basin
                                              Class D (after                         Average
                                         GAM         maximum            MSCI         1 Month
                               Pacific Basin      sales load         Pacific         Deposit
                                     Class D        of 3.50%)          Index            Rate
30th June, 2001                     US$ 8.53        US$ 8.84        1,674.14
--------------------------------------------------------------------------------------------
                                           %               %               %               %
Quarter to June, 2001                  (0.35)          (3.84)           1.21            1.11
--------------------------------------------------------------------------------------------
Jan-June, 2001                         (8.57)         (11.77)          (8.08)           2.55
--------------------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------------------
1 year to June, 2001                  (16.23)         (19.17)         (27.33)           5.99
--------------------------------------------------------------------------------------------
3 years to June, 2001                  11.25            9.93            5.59            5.72
--------------------------------------------------------------------------------------------
5 years to June, 2001                  (5.16)          (5.83)          (5.90)           5.68
--------------------------------------------------------------------------------------------
Since inception*                       (3.54)          (4.14)          (3.45)           5.66
--------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

     Over the past year, the Fund's Class A NAV has fallen by 15.5% compared with a fall of 27.3% in the benchmark index. The first half of this year has seen a further deterioration of confidence amongst investors due to reduced expectations for economic growth in Japan and other Asian countries. The exception has been China where domestic consumption has countered a weakening trend in international trade. Weakness in the telecommunications sector, including sales of mobile phones, has also contributed to the fall in market indices and many Pacific based businesses in this sector are still experiencing lower sales and reduced order books.

     In Singapore, we added to our bank holdings at the beginning of the last quarter. This has been rewarded by the recent consolidation moves, with Oversea-Chinese Banking bidding for Keppel Capital and DBS Group Holdings and United Overseas Bank bidding for Overseas Union Bank. However, there is still much speculation as to what the final scenarios will be. In Hong Kong we continue to believe that the falls in interest rates will benefit the property developers such as Sun Hung Kai Properties, Cheung Kong, Henderson Land Development and New World Development. It is now cheaper to buy a property than to rent and the deposit ratio is at a 20-year low. We have also added Hang Seng Bank back into the portfolio as this company has a very strong balance sheet and yield in excess of 6%.

     In Japan the new Liberal Democratic Party leader Junichiro Koizumi was appointed Prime Minister and appears to have wide support from the public for a programme of structural reform and confirmation of his popularity should be evident when results are announced for the upper house elections at the end of July. One of the central issues to be addressed is recapitalising the banking sector where bad debts in recent years have eroded both balance sheets and profits. It is hoped that a move towards improved efficiency in government departments and businesses will create opportunities for identifying an increased flow of attractive domestic investments. Several restructuring situations have already been added to the Fund including TonenGeneral Sekiyu and Tokyo Gas.

     With the world economy slowing, many Japanese blue chips have seen reduced growth in sales but reported earnings will be supported in many instances by a weakening yen, which has slipped below (Y)125 to the US dollar.

                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)


                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
-----------------------------------------------------------
EQUITIES - 95.4%
              AUSTRALIA - 8.0%
      47,497  BHP Billiton                          251,805
     211,150  ERG                                   155,145
     *96,000  Novus Petroleum                        90,914
      24,075  Rio Tinto (Australia)                 419,385
      48,000  St. George Bank                       364,686
                                                 ----------
                                                  1,281,935
                                                 ----------

              CHINA - 6.0%
     416,000  China Everbright                      386,677
     415,000  China Merchants Holdings              316,579
     290,000  CNOOC                                 276,994
                                                 ----------
                                                    980,250
                                                 ----------

              HONG KONG - 30.2%
     193,000  Cathay  Pacific Airways               259,814
      57,000  Cheung Kong Holdings                  621,170
      31,200  Hang Seng Bank                        320,008
     134,000  Henderson Land Development            592,708
    *367,656  Hong Kong & China Gas                 464,295
     338,000  Hong Kong Land Holdings               608,400
     215,000  Kerry Properties                      289,431
     272,000  New World Development                 331,291
      94,000  Sun Hung Kai Properties               846,624
     100,500  Swire Pacific A                       520,552
                                                 ----------
                                                  4,854,293
                                                 ----------

              INDONESIA - 0.2%
     444,000  Modern Photo Film                      27,287
                                                 ----------
                                                     27,287
                                                 ----------

              JAPAN - 35.2%
       1,800  Advantest                             154,275
       4,300  Aiful                                 387,853
      11,000  Canon                                 444,498
       6,000  Fanuc                                 298,737
       6,000  Fuji Photo Film                       258,809
       4,000  Ito-Yokado                            184,406
       2,900  Jafco                                 276,921
      15,000  Matsushita Electric Industrial        234,756
       3,000  Murata Manufacturing                  199,399
       2,300  Nidec                                 119,679
       7,700  Orix                                  748,855
      24,000  Ricoh                                 517,619
     *24,000  Sharp                                 327,120
       5,300  Sony                                  348,447
       3,900  Tokyo Electron                        236,079
      26,000  Tokyo Gas                              79,006
      46,000  TonenGeneral Sekiyu                   305,745
     *10,500  Trend Micro                           393,987
       5,000  Yamanouchi Pharmaceutical             140,309
                                                 ----------
                                                  5,656,500
                                                 ----------
              PHILLIPINES - 1.8%
   1,186,240  Ayala Land                            119,925
      85,650  Bank of  Philippine Islands           119,265
*++6,255,000  Cebu Holdings                          46,532
                                                 ----------
                                                    285,722
                                                 ----------

              SINGAPORE - 12.5%
      64,351  DBS Group Holdings                    473,273
     *64,966  Oversea-Chinese Banking               424,311
      91,203  Overseas Union Bank                   473,034
     369,000  Singapore Exchange                    234,929
      37,000  Singapore Press Holdings              406,147
                                                 ----------
                                                  2,011,694
                                                 ----------
              TAIWAN - 1.5%
     126,056  Taiwan Semiconductor Manufacturing    234,318
                                                 ----------
                                                    234,318
                                                 ----------

TOTAL EQUITIES (COST $17,963,705) - 95.4%        15,331,999
                                                 ----------

MUTUAL FUND - 2.1%
              TAIWAN 2.1%
      30,000  Taiwan Fund                           334,500
                                                 ----------
TOTAL MUTUAL FUND (COST $625,013) - 2.1%            334,500
                                                 ----------
TOTAL INVESTMENTS (COST $18,588,718) - 97.5%     15,666,499
NET CURRENT ASSETS - 2.5%                           405,554
                                                 ----------
TOTAL NET ASSETS - 100%                          16,072,053
                                                 ==========

* Non-income producing security.
++Illiquid security.

All securities have been segregated to collaterize forward exchange currency contracts.

See notes to financial statements.

                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

      [THE FOLLOWING TABLES REPRESENT PIE CHARTS IN THE PRINTED DOCUMENT.]

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2001


JAPAN                35.2%

HONG KONG            30.2%

SINGAPORE            12.5%

AUSTRALIA             8.0%

CHINA                 6.1%

TAIWAN                3.5%

NET CURRENT ASSETS    2.5%

PHILIPPINES           1.8%

INDONESIA             0.2%




INVESTMENT ANALYSIS AS AT
30TH JUNE, 2001

REAL ESTATE                            21.5%

DIVERSIFIED FINANCIALS                 15.9%

BANKS                                  13.5%

TECHNOLOGY HARDWARE & EQUIPMENT        12.8%

CONSUMER DURABLES & APPAREL             7.4%

ENERGY                                  4.2%

MATERIALS                               4.2%

CAPITAL GOODS                           3.8%

UTILITIES                               3.4%

MEDIA                                   2.5%

NET CURRENT ASSETS                      2.5%

SOFTWARE & SERVICES                     2.5%

TRANSPORTATION                          1.6%

OTHER                                   4.2%

                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

                             GAM JAPAN CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS. MR. BUNKER TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. PAUL KIRKBY DURING THE SECOND QUARTER.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                             GAM
                                                   Japan Capital
                                                  Class A (after             Tokyo           Average
                                           GAM           maximum             Stock           1 Month
                                 Japan Capital        sales load          Exchange           Deposit
                                       Class A            of 5%)             Index              Rate
30th June, 2001                       US$ 7.15          US$ 7.53       (Y)1,300.98
----------------------------------------------------------------------------------------------------
                                             %                 %                 %                 %
----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     2.58             (2.55)             2.53              1.11
----------------------------------------------------------------------------------------------------
Jan - June, 2001                         (3.90)            (8.70)            (6.86)             2.55
----------------------------------------------------------------------------------------------------
Average annual total returns:
----------------------------------------------------------------------------------------------------
1 year to June, 2001                    (28.43)           (32.00)           (30.18)             5.99
----------------------------------------------------------------------------------------------------
3 years to June, 2001                     6.16              4.36              6.39              5.72
----------------------------------------------------------------------------------------------------
5 years to June, 2001                     1.10              0.06             (7.01)             5.68
----------------------------------------------------------------------------------------------------
Since inception                           2.43              1.68             (5.88)             5.65
----------------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]



                                                                    GAM Japan Capital
                  GAM Japan       Tokyo Stock   Average 1 Month   (after maximum sales
                   Capital      Exchange Index   Deposit Rate           load of 5%)
7/1/94              10000            10000            10000                10000
7/31/94             10017          9711.86          10036.5              9516.15
8/31/94             10015          9735.63          10071.4              9514.25
9/30/94              9733          9478.49            10113              9246.35
10/31/94             9745          9729.12          10150.9              9257.75
11/30/94             9400          9151.77          10189.3                 8930
12/31/94             9623          9313.81          10247.1              9141.85
1/31/95              8813          8823.29          10291.7              8372.35
2/28/95              8431          8321.86          10338.5              8009.45
3/31/95              8573          9040.81          10397.8              8144.35
4/30/95              8670          9473.55          10445.7               8236.5
5/31/95              8381          8861.86          10500.2              7961.95
6/30/95              8333          8439.16          10553.1              7916.35
7/31/95              8874          9090.48          10601.6               8430.3
8/31/95           9658.56          8736.99          10648.5              9175.63
9/30/95            9798.7          8744.39          10708.7              9308.76
10/31/95           9577.9          8283.64          10753.9              9099.01
11/30/95          9714.01          8767.63          10800.4              9228.31
12/31/95          10243.3          9191.22          10862.6              9731.15
1/31/96           10384.5          9072.34          10905.4              9865.24
2/29/96           10122.3          8926.85          10949.8              9616.21
3/31/96           10586.1          9226.45            11007              10056.8
4/30/96           11029.7          9846.59          11053.8              10478.2
5/31/96           10908.7          9369.64          11102.5              10363.3
6/30/96           11201.1          9414.73          11149.9                10641
7/31/96           10656.7          8957.68          11191.5              10123.8
8/31/96             10410          8580.76          11247.8              9889.48
9/30/96           10725.1          8827.87          11297.7              10188.9
10/31/96          10308.3          8240.66          11338.3              9792.91
11/30/96          10389.7          8306.36          11393.8              9870.17
12/31/96          10258.6          7670.36          11446.3              9745.65
1/31/97            9963.6          6847.84          11498.2              9465.42
2/28/97           9985.45          6983.46          11545.3              9486.18
3/31/97             10051           6727.2          11597.5              9548.45
4/30/97           10695.6           6892.4          11648.5              10160.8
5/31/97             11657          7749.44          11705.3              11074.1
6/30/97           12072.1          8251.76          11758.8              11468.5
7/31/97           12410.8          7930.32          11803.4              11790.3
8/31/97           11152.4          7223.52          11865.7              10594.8
9/30/97           11041.3          7002.13          11923.2              10489.3
10/31/97          10552.6          6470.75          11979.5                10025
11/30/97          10252.7          5983.23          12030.6              9740.05
12/31/97          9994.65          5515.44          12093.5              9494.92
1/31/98           10456.5          6105.47            12153              9933.66
2/28/98           10385.4          6156.37          12205.2              9866.16
3/31/98           10160.4          5741.41          12264.5              9652.41
4/30/98           10231.5          5665.85          12320.6              9719.91
5/31/98           9982.81          5400.07          12375.4              9483.67
6/30/98           9888.07          5435.12          12435.5              9393.67
7/31/98           10006.5          5363.26          12494.2              9506.17
8/31/98           9491.38          4811.98          12552.9              9016.81
9/30/98           9008.55          4711.41          12609.6              8558.13
10/31/98          9008.55          5472.81            12666              8558.13
11/30/98          9580.32          5733.03            12720              9101.31
12/31/98          9720.09          5943.86          12779.3              9234.09
1/31/99           9605.74          5973.46          12833.1              9125.45
2/28/99           9554.91          5831.28          12880.8              9077.17
3/31/99             10762          6615.01          12933.7              10223.9
4/30/99           11143.2          6929.78          12985.2                10586
5/31/99           10927.2          6592.82          13037.9              10380.8
6/30/99           12451.9          7247.01          13089.5              11829.3
7/31/99           13481.1          7986.26            13147                12807
8/31/99           14065.5             8240          13204.6              13362.3
9/30/99           14942.3          8780.68          13262.2              14195.1
10/31/99            15730          9301.89          13322.3              14943.5
11/30/99          16949.8          9976.45          13380.5              16102.3
12/31/99          18180.9          10454.8          13453.3              17271.8
1/31/00           17183.2          9918.87          13518.6              16324.1
2/29/00           16999.5          9731.53          13581.2              16149.5
3/31/00           17577.1          10349.2            13649              16698.2
4/30/00             16435          9497.58          13717.7              15613.2
5/31/00           15686.8          8808.42          13790.5              14902.4
6/30/00           16526.9          9373.92          13864.4              15700.6
7/31/00             14654          8267.73            13942              13921.3
8/31/00           15856.6          8841.37          14019.7              15063.8
9/30/00           14891.5          8494.58          14094.9                14147
10/31/00          13599.8          7892.06          14173.4              12919.9
11/30/00          13139.6          7686.12          14249.5              12482.6
12/31/00          12308.7          7027.06          14328.6              11693.3
1/31/01           12093.7          6994.66          14407.3                11489
2/28/01           11448.5          6625.19          14468.2                10876
3/31/01           11531.2           6383.8          14532.8              10954.6
4/30/01           12126.8           6931.9          14592.2              11520.4
5/31/01           12176.4          6917.63          14646.3              11567.6
6/30/01             11829             6545          14694.6              11237.5

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

      [THE FOLLOWING TABLES REPRESENT BAR CHARTS IN THE PRINTED DOCUMENT.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                        GAM Japan            GAM Japan           Tokyo Stock
                         Capital              Capital             Exchange
                                          (after maximum            Index
                                         sales load of 5%)
1 Year                  (28.43)              (32.00)               (30.18)
3 Years                   6.16                 4.36                  6.39
5 Years                   1.10                 0.06                 (7.01)
Since Inception           2.43                 1.68                 (5.88)


ANNUAL PERFORMANCE - CLASS A

                                           GAM
                                 JAPAN CAPITAL
                        GAM            CLASS A     TOKYO STOCK
              JAPAN CAPITAL      AFTER MAXIMUM        EXCHANGE
                    CLASS A   SALES LOAD OF 5%)          INDEX
YEAR                      %                  %               %
--------------------------------------------------------------
1997                  (2.58)             (7.44)         (28.09)
1998                  (2.75)             (7.61)           7.77
1999                  87.05              77.71           75.89
2000                 (32.30)            (35.68)         (32.79)
2001*                 (3.90)             (8.70)          (6.86)

*6 months

-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.

                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                           GAM
                                                 Japan Capital         Tokyo       Average
                                        GAM            Class B         Stock       1 Month
                              Japan Capital     (with deferred      Exchange       Deposit
                                    Class B      sales charge)         Index          Rate
30th June, 2001                    US$ 7.45                      (Y)1,300.98
-------------------------------------------------------------------------------------------
                                          %                 %              %              %
-------------------------------------------------------------------------------------------
Quarter to June, 2001                  2.19             (2.81)          2.53           1.11
-------------------------------------------------------------------------------------------
Jan - June, 2001                      (3.99)            (8.80)         (6.86)          2.55
-------------------------------------------------------------------------------------------
Average annual total returns:
-------------------------------------------------------------------------------------------
1 year to June, 2001                 (28.87)           (31.72)        (30.18)          5.99
-------------------------------------------------------------------------------------------
2 years to June, 2001                 (3.38)            (4.90)         (4.97)          5.95
-------------------------------------------------------------------------------------------
3 years to June, 2001                  4.40              3.58           6.39           5.72
-------------------------------------------------------------------------------------------
Since inception*                       3.74              2.95           5.95           5.72
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                              GAM
                                                    Japan Capital         Tokyo       Average
                                           GAM            Class C         Stock       1 Month
                                 Japan Capital     (with deferred      Exchange       Deposit
                                       Class C      sales charge)         Index          Rate
30th June, 2001                       US$ 7.54                      (Y)1,300.98
---------------------------------------------------------------------------------------------
                                             %                 %              %             %
---------------------------------------------------------------------------------------------
Quarter to June, 2001                     2.03              1.03           2.53          1.11
---------------------------------------------------------------------------------------------
Jan - June, 2001                         (4.31)            (5.27)         (6.86)         2.55
---------------------------------------------------------------------------------------------
Average annual total returns:
---------------------------------------------------------------------------------------------
1 year to June, 2001                    (29.16)           (29.73)        (30.18)         5.99
---------------------------------------------------------------------------------------------
2 years to June, 2001                    (3.45)            (3.45)         (4.97)         5.95
---------------------------------------------------------------------------------------------
3 years to June, 2001                     4.53              4.53           6.39          5.72
---------------------------------------------------------------------------------------------
Since inception*                          3.53              3.53           5.81          5.72
---------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

THE COMMENT

     Over the past year, the Fund's Class A NAV has fallen by 28.4% compared with a fall of 30.2% in the benchmark index. The first half of this year has seen market indices in Japan continue to decline, although much of the selling pressure has been focussed on former foreign favourites such as the telecommunications and electronics sectors. Many domestic businesses and in particular those with a genuine restructuring story have still managed to post gains this year, even though the economy appears to be sliding into recession. At least from these levels, Japanese share prices do not any longer appear to have a component of unrealistically high expectation built into them. Against the background of a weakening economy the Liberal Democratic Party has elected a new party leader. Prime Minister Koizumi is widely regarded as a reformer, which should be welcomed by investors, although the task ahead of him should not be underestimated. The price to be paid is a fairly deep recession and year of slow growth, but thereafter we feel that the stage will have been set for a higher growth trajectory and an altogether more robust economy. This is the first post-war government in Japan that is not focusing on the short-term economic outlook, but attempting to build for the future. Koizumi is the first Prime Minister from an urban background, and discontented city dwellers were seen at the polls at the Tokyo city elections for the first time in many years, in the belief that the traditional power base of the rural electorate is about to be broken in favour of support for the cities. He is making some extremely encouraging noises about the reform of government organisations (such as the Post Office, and Housing Loan Corp privatisation) and a final solution to the banks' bad debt problem. We are still a little short on detail, but understand that before an election the exact nature of the reform may be unpalatable to the electorate.

     The yen remains weak and we anticipate further weakness, though not a full scale collapse, as we believe that as time passes investors will be prepared to allocate capital to Japan in anticipation of higher returns longer term. We remain approximately 60% hedged, but will remain vigilant for signs of longer-term capital returning to Japan. For the Fund we have further reduced the allocations to companies geared to the global telecoms equipment cycle. We have slightly increased the pharmaceuticals weighting, on the basis that stocks such as Yamanouchi have fully priced in the short-term difficulties of current drugs going ex-growth, but believe that the firms' pipeline is extremely exciting longer term and they are building US distribution in order to capitalise on this. We have added small positions in Nissan and Mitsubishi and we would look to add to these over the course of the year. Both are examples of companies who have initiated a serious restructuring of their operations and balance sheets and we feel will step up this action on any lead from the government. We are keen to invest in companies that have the scope to grow earnings through internally-generated restructuring schemes, rather than those which require top-line growth or where margins are vulnerable to contract due to the severity of the downturn in technology spending. We feel that for the first time in many years the momentum of earnings improvement in Japan is amongst the best in the world, as companies outside the blue chip exporters are coming from a staggeringly low base and they have a good deal of fat that must be cut, whereas many of their international competitors are already lean and, as such, more at risk from contraction of the top line.

     Though positive on the measures being suggested for the banks, we remain to be convinced that the equity has much value. Our positive stance is based much more on the belief that the financial system is being reinforced and is slowly evolving into one worthy of a (Y)5 trillion economy.

                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)

                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
-----------------------------------------------------------
EQUITIES - 88.8%
              AUTOMOBILES & COMPONENTS - 3.0%
     23,000   Nissan Motor                          158,773
     25,000   Sumitomo Electric Industries          283,424
                                                 ----------
                                                    442,197
                                                 ----------
              BANKS - 4.9%
     39,000   Bank of Fukuoka                       175,105
     48,000   Bank of Kyoto                         236,681
     17,000   Shizuoka Bank                         142,570
     32,000   The 77 Bank                           180,878
                                                 ----------
                                                    735,234
                                                 ----------

              BROADCASTING & PUBLISHING - 1.4%
         37   Fuji Television Network               212,700
                                                 ----------
                                                    212,700
                                                 ----------

              BUSINESS & PUBLIC SERVICES - 1.1%
      3,000   Secom                                 167,408
                                                 ----------
                                                    167,408
                                                 ----------
              CAPITAL GOODS - 7.8%
     26,000   Daito Trust Construction              440,890
     18,000   Kurita Water Industries               247,649
     35,000   Minebea                               230,387
     50,000   Mitsubishi Electric                   247,745
                                                 ----------
                                                  1,166,671
                                                 ----------
              COMMERCIAL SERVICES &
                SUPPLIES - 3.6%
        350   Bellsystem24                          115,895
      5,400   Sanix                                 272,760
      9,100   Toppan Forms                          152,852
                                                 ----------
                                                    541,507
                                                 ----------
              CONGLOMERATE - 0.4%
      8,000   Mitsubishi Corp                        64,462
                                                 ----------
                                                     64,462
                                                 ----------

              CONSUMER DURABLES & APPAREL - 10.3%
     27,000   Daiwa House Industry                  211,714
     10,000   Fuji Photo Film                       431,349
     21,000   Matsushita Electric Industrial        328,659
      3,500   Noritsu Koki                           53,738
      6,300   Sony                                  414,191
      9,000   Tokyo Style                           100,301
                                                 ----------
                                                  1,539,952
                                                 ----------

              DIVERSIFIED FINANCIALS - 12.9%
     19,800   Credit Saison                         481,010
      3,800   Jafco                                 362,862
     19,000   Kokusai Securities                    138,625
     33,000   Nikko Securities                      264,318
      6,900   Orix                                  671,052
                                                 ----------
                                                  1,917,867
                                                 ----------

              ELECTRICAL &ELECTRONICS - 1.7%
        900   Hirose Electric                        68,550
     11,300   Tohoku Electric Power                 184,370
                                                 ----------
                                                    252,920
                                                 ----------
              ELECTRONIC COMP. &
                INSTRUMENTS - 2.9%
      3,600   Fuji Soft ABC                         211,569
        700   Keyence                               138,906
      8,000   Nikon                                  75,943
                                                 ----------
                                                    426,418
                                                 ----------
              ENERGY - 2.4%
     54,000   TonenGeneral Sekiyu                   358,918
                                                 ----------
                                                    358,918
                                                 ----------

              FOOD & DRUG RETAILING - 1.3%
      5,100   Matsumotokiyoshi                      196,681
                                                 ----------
                                                    196,681
                                                 ----------

              HEALTH CARE EQUIPMENT &
                SERVICES - 1.0%
      8,200   Terumo                                150,555
                                                 ----------
                                                    150,555
                                                 ----------

              HOUSEHOLD & PERSONAL
                PRODUCTS - 0.9%
      4,300   Uni-Charm                             139,282
                                                 ----------
                                                    139,282
                                                 ----------

              INSURANCE - 4.4%
     80,000   Mitsui Marine & Fire Insurance        409,220
     58,000   Nissan Fire & Marine Insurance        244,602
                                                 ----------
                                                    653,822
                                                 ----------

              PHARMACEUTICALS &
                 BIOTECHNOLOGY - 5.2%
     13,000   Chugai Pharmaceutical                 197,723
     10,000   Daiichi Pharmaceutical                231,309
     12,000   Yamanouchi Pharmaceutical             336,741
                                                 ----------
                                                    765,773
                                                 ----------

              REAL ESTATE - 2.6%
     29,000   Mitsubishi Estate                     266,691
      3,400   Sumitomo Real Estate Sales             94,865
      1,000   Tachihi Enterprise                     20,204
                                                 ----------
                                                    381,760
                                                 ----------

              RETAILING - 0.2%
         10   Circle K Japan                            290
      3,400   Deo Deo                                20,690
                                                 ----------
                                                     20,980
                                                 ----------

              SOFTWARE & SERVICES - 2.2%
        700   OBIC                                  157,651
      4,500   Trend Micro                           168,851
                                                 ----------
                                                    326,502
                                                 ----------

              TECHNOLOGY HARDWARE &
                 EQUIPMENT - 13.0%
     16,000   Canon                                 646,542
      4,500   Fanuc                                 224,053
      3,400   Nidec                                 176,917
     22,000   Ricoh                                 474,484
      4,200   TDK                                    195,647
      3,600   Tokyo Electron                        217,919
                                                 ----------
                                                  1,935,562
                                                 ----------

              TELECOMMUNICATION SERVICES - 3.5%
          8   NTT DoCoMo                            139,186
          4   Japan Telecom                          83,063
         58   Nippon Telegraph and Telephone        302,265
                                                 ----------
                                                    524,514
                                                 ----------

              UTILITIES - ELECTRIC &GAS - 2.1%
    103,000   Tokyo Gas                             312,985
                                                 ----------
                                                    312,985
                                                 ----------
TOTAL EQUITIES (COST $15,846,173) - 88.8%        13,234,670
                                                 ----------
TOTAL INVESTMENTS (COST $15,846,173) - 88.8%     13,234,670
NET CURRENT ASSETS - 11.2%                        1,663,491
                                                 ----------
TOTAL NET ASSETS - 100%                          14,898,161
                                                 ==========

All securities have been segregated to collaterize forward exchange currency contracts.

See notes to financial statements.

                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                                 GAM EUROPE FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                           GAM
                                                        Europe
                                                Class A (after                     Average
                                          GAM          maximum        MSCI 1         Month
                                       Europe       sales load        Europe       Deposit
                                      Class A            of 5%)        Index          Rate
30th June, 2001                     US$ 10.33        US$ 10.87      1,127.56
------------------------------------------------------------------------------------------
                                            %                %             %             %
------------------------------------------------------------------------------------------
Quarter to June, 2001                   (0.48)           (5.46)        (2.30)         1.11
------------------------------------------------------------------------------------------
Jan - June, 2001                       (15.19)          (19.43)       (17.41)         2.55
------------------------------------------------------------------------------------------
Average annual total returns:
------------------------------------------------------------------------------------------
1 year to June, 2001                   (19.07)          (23.12)       (21.82)         5.99
------------------------------------------------------------------------------------------
5 years to June, 2001                    9.01             7.90          9.98          5.68
------------------------------------------------------------------------------------------
10 years to June, 2001                   9.74             9.18         11.97          5.11
------------------------------------------------------------------------------------------
Since inception                          5.95             5.48          9.88          5.47
------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         GAM EUROPE FUND/FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]

                    GAM EUROPE    MSCI EUROPE INDEX   AVERAGE 1 MONTH   GAM EUROPE CLASS A
                     CLASS A                           DEPOSIT RATE    (AFTER MAXIMUM SALES
                                                                             LOAD OF 5%)
1/1/90                10000              10000              10000              10000
1/31/90                9746            9985.41            10057.7             9258.7
2/28/90                9995            9750.77            10121.2            9495.25
3/31/90               10327            9897.94            10203.5            9810.65
4/30/90               10200            9642.67            10266.5               9690
5/31/90               10439            10441.9            10333.2            9917.05
6/30/90               10712            10819.9            10417.8            10176.4
7/31/90               11058            11289.3            10480.9            10505.1
8/31/90                9492            10178.5            10560.7             9017.4
9/30/90                9048            8980.97            10629.5             8595.6
10/31/90               8815            9744.82            10691.1            8374.25
11/30/90               8443            9847.72              10772            8020.85
12/31/90               8393            9708.71            10849.2            7973.35
1/31/91                8393            10042.2            10906.3            7973.35
2/28/91                8355            10937.1            10976.9            7937.25
3/31/91                8100            10200.7              11041               7695
4/30/91                7868            10101.9            11091.1             7474.6
5/31/91                7988            10404.2            11154.4             7588.6
6/30/91                7668            9534.47            11207.8             7284.6
7/31/91                7746            10199.1            11264.1             7358.7
8/31/91                7702            10389.1              11318             7316.9
9/30/91                7942            10704.7              11372             7544.9
10/31/91               7912            10483.8            11413.7             7516.4
11/30/91               7791            10241.7            11469.1            7401.45
12/31/91               8334            11046.5            11519.9             7917.3
1/31/92             8105.81            11047.6            11561.7            7700.52
2/29/92             8013.11              11095              11598            7612.45
3/31/92             7824.61            10710.7            11639.8            7433.38
4/30/92             7871.39              11306            11671.4            7477.82
5/31/92              8214.6              11954            11714.7            7803.87
6/30/92             8454.43            11735.8            11754.4            8031.71
7/31/92             8665.39            11321.3            11792.5            8232.12
8/31/92             9176.07            11289.3            11826.3            8717.26
9/30/92             8857.38            11107.5            11858.4            8414.51
10/31/92            8111.97              10337            11888.5            7706.37
11/30/92            7906.72            10336.2            11919.9            7511.38
12/31/92            7925.08            10577.5            11960.3            7528.83
1/31/93             8058.51            10599.5            11990.9            7655.59
2/28/93             8128.17            10724.7            12019.4            7721.76
3/31/93             8357.82            11280.5            12052.7            7939.93
4/30/93              8284.9            11533.5              12083            7870.66
5/31/93             8357.82            11661.6            12110.9            7939.93
6/30/93             8304.49              11495            12144.9            7889.27
7/31/93              8613.6            11538.1            12175.5            8182.92
8/31/93             9084.87            12554.3            12204.1            8630.63
9/30/93             8846.52            12519.2            12238.9            8404.19
10/31/93            9187.18            13044.6            12268.7            8727.83
11/30/93            8989.37            12766.7            12300.6             8539.9
12/31/93            9722.68              13729            12337.2            9236.54
1/31/94               10268            14431.9            12367.5            9754.57
2/28/94             9934.92            13924.7            12396.2            9438.17
3/31/94             9632.34            13534.7            12435.5            9150.72
4/30/94              9852.2            14099.3            12470.6            9359.59
5/31/94             9660.64            13504.2              12507            9177.61
6/30/94             9477.79            13366.8              12555             9003.9
7/31/94             9869.61            14071.7            12602.2            9376.13
8/31/94             10112.3            14522.5            12646.1            9606.71
9/30/94             9708.53            13951.2            12698.3             9223.1
10/31/94            10026.3            14563.6            12745.9            9525.02
11/30/94            9491.94            14010.3            12794.2            9017.34
12/31/94             9420.1            14094.5            12866.7             8949.1
1/31/95             9374.39            13988.9            12922.7            8905.67
2/28/95             9521.32            14310.8            12981.4            9045.26
3/31/95             9771.66            14980.4              13056            9283.07
4/30/95             9969.74              15465              13116            9471.26
5/31/95             10209.2            15787.2            13184.5            9698.73
6/30/95             10358.3            15941.7              13251            9840.39
7/31/95             10832.8            16778.4            13311.8            10291.2
8/31/95             10636.9            16135.3            13370.7            10105.1
9/30/95             10673.9            16628.5            13446.4            10140.2
10/31/95            10658.7            16555.8              13503            10125.8
11/30/95            10651.1            16679.3            13561.5            10118.5
12/31/95            10999.8            17213.7            13639.5            10449.8
1/31/96             11438.1            17332.1            13693.3            10866.2
2/29/96             11624.3            17653.5            13749.1            11043.1
3/31/96             12018.7            17870.8            13820.9            11417.8
4/30/96             12380.3            18006.1            13879.7            11761.3
5/31/96             12566.5            18151.3            13940.8            11938.2
6/30/96             12621.3            18357.3            14000.3            11990.2
7/31/96             12073.5            18133.7            14052.5            11469.8
8/31/96             12302.1            18678.2            14123.2              11687
9/30/96             12401.8            19077.5            14185.9            11781.7
10/31/96            12479.3            19526.8            14236.9            11855.3
11/30/96            13032.9            20522.6            14306.5            12381.3
12/31/96            13344.3            20926.4            14372.5            12677.1
1/31/97             13839.8            20989.2            14437.7            13147.8
2/28/97             14098.8            21272.6            14496.8            13393.8
3/31/97               14369              21966            14562.3            13650.6
4/30/97             14459.1              21863            14626.3            13736.2
5/31/97             14616.8            22803.1            14697.6            13885.9
6/30/97             15675.3            23950.3            14764.8            14891.6
7/31/97             16733.8            25078.6            14820.8            15897.2
8/31/97             15533.4            23651.8            14899.1            14756.7
9/30/97             16950.7            25951.7            14971.2            16103.2
10/31/97            16150.6            24682.1            15041.9            15343.1
11/30/97            16207.7            25067.7            15106.1            15397.4
12/31/97              17021            25990.2            15185.1              16170

1/31/98             17549.1            27078.5            15259.9            16671.7
2/28/98             18903.2            29202.4            15325.4            17958.1
3/31/98             20419.8            31289.4            15399.9            19398.8
4/30/98             20176.1            31903.8            15470.3            19167.3
5/31/98             20338.6            32557.9              15539            19321.7
6/30/98             20338.6            32922.1            15614.6            19321.7
7/31/98             21408.3            33580.1            15688.2            20337.9
8/31/98               18223              29364            15761.9            17311.8
9/30/98             16790.5              28198            15833.2              15951
10/31/98            17534.3            30463.4            15903.9            16657.6
11/30/98            18154.1            32092.2            15971.8            17246.4
12/31/98            18842.7            33503.4            16046.2            17900.6
1/31/99             18962.1            33295.5            16113.8            18013.9
2/28/99             17962.5            32458.4            16173.7            17064.3
3/31/99             17619.3            32820.9            16240.2            16738.4
4/30/99               17858            33806.9            16304.8            16965.1
5/31/99             16992.7            32191.3              16371            16143.1
6/30/99             17216.5            32742.7            16435.7            16355.7
7/31/99             17440.3            33055.2            16507.9            16568.3
8/31/99             17626.9            33399.3            16580.3            16745.6
9/30/99             17115.3            33150.3            16652.6            16259.6
10/31/99            17828.4            34378.5            16728.1              16937
11/30/99            18820.6            35313.7            16801.1            17879.6
12/31/99            21897.2              38941            16892.5            20802.4
1/31/00             21428.5            36175.1            16974.5            20357.1
2/29/00               24693            38069.5            17053.2            23458.3
3/31/00             25797.9            38997.2            17138.3              24508
4/30/00             23989.8            37283.8            17224.6            22790.4
5/31/00             23537.8            36987.4            17315.9            22360.9
6/30/00             24006.6            37790.4            17408.8            22806.3
7/31/00             23965.9              37195            17506.2            22767.6
8/31/00             23814.4            36765.5            17603.7            22623.7
9/30/00             22703.7            35052.3            17698.2            21568.5
10/31/00            22232.4            34794.4            17796.8            21120.8
11/30/00            21424.6            33455.3            17892.3            20353.4
12/31/00            22906.9            35770.1            17991.6            21761.6
1/31/01             22662.4            35827.9            18090.4            21529.3
2/28/01             21157.9            32694.4            18166.8              20100
3/31/01             19521.7            30238.6              18248            18545.6
4/30/01             20687.7            32357.6            18322.7            19653.3
5/31/01             19803.8            30709.8            18390.5            18813.6
6/30/01             19427.6            29544.3            18451.1            18456.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

                [Representation of bar graph in printed piece.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                               GAM EUROPE
                                             (AFTER MAXIMUM        MSCI EUROPE
                           GAM EUROPE       SALES LOAD OF 5%)         INDEX
1 Year                      (19.07)              (23.12)             (21.82)
5 Years                       9.01                 7.90                9.98
10 Years                      9.74                 9.18               11.97
Since Inception               5.95                 5.48                9.88

                [Representation of bar graph in printed piece.]

ANNUAL PERFORMANCE - CLASS A

                                       GAM EUROPE
                          GAM             CLASS A         MSCI
                       EUROPE      (AFTER MAXIMUM       EUROPE
                      CLASS A    SALES LOAD OF 5%)       INDEX
YEAR                        %                   %            %
--------------------------------------------------------------
1997                    27.55               21.17        24.20
1998                    10.70                5.17        28.91
1999                    16.21               10.40        16.23
2000                     4.61               (0.62)       (8.14)
2001*                  (15.19)             (19.43)      (17.41)

*6 months


-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                               GAM
                                                            Europe                            Average
                                             GAM           Class B              MSCI          1 Month
                                          Europe    (with deferred            Europe          Deposit
                                         Class B     sales charge)             Index             Rate
30th June, 2001                        US$ 10.18                            1,127.56
-----------------------------------------------------------------------------------------------------
                                               %                 %                 %                %
-----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     (0.78)            (5.74)            (2.30)             1.11
-----------------------------------------------------------------------------------------------------
Jan - June, 2001                         (15.59)           (19.81)           (17.41)             2.55
-----------------------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (19.84)           (23.40)           (21.82)             5.99
-----------------------------------------------------------------------------------------------------
2 years to June, 2001                      5.27              3.59             (5.01)             5.95
-----------------------------------------------------------------------------------------------------
3 years to June, 2001                     (2.60)            (3.32)            (3.54)             5.72
-----------------------------------------------------------------------------------------------------
Since inception*                          (3.22)            (3.91)            (3.88)             5.72
-----------------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                               GAM
                                                            Europe                            Average
                                             GAM           Class C             MSCI           1 Month
                                          Europe    (with deferred           Europe           Deposit
                                         Class C     sales charge)            Index              Rate
30th June, 2001                         US$ 9.81                           1,127.56
-----------------------------------------------------------------------------------------------------
                                               %                 %                 %                %
-----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     (0.91)            (1.90)            (2.30)             1.11
-----------------------------------------------------------------------------------------------------
Jan - June, 2001                         (15.87)           (16.71)           (17.41)             2.55
-----------------------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (20.39)           (21.10)           (21.82)             5.99
-----------------------------------------------------------------------------------------------------
2 years to June, 2001                      4.62              4.62             (5.01)             5.95
-----------------------------------------------------------------------------------------------------
3 years to June, 2001                     (3.51)            (3.51)            (3.54)             5.72
-----------------------------------------------------------------------------------------------------
Since inception*                          (3.69)            (3.69)            (3.26)             5.72
-----------------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT

     Over the past year the Fund's Class A total return has fallen by 19.1% compared with a fall of 21.8% in the benchmark index.

     The Fund's relative outperformance continues to be driven by the key facets of our strategy: a resolutely underweight stance on the new economy blended with keen stock-picking elsewhere. While our negative stance on technology, media and telecommunications is now more than a year old we see little reason to change tack. The near doubling of capital spend relative to sales by the telecoms industry in 1999 and 2000 implies a lengthy hangover period. Some research reports estimate that a mere 3% of the world's fibre optic capacity is utilised. Inevitably, fewer stronger telecommunications incumbents will gain control of the industry's dynamics - but not yet.

     The picture is similar in the technology sector, where too many players suffer from cost structures which were put in place during the boom times, exacerbating inherent operational gearing. The added weakness of poor cash generation relative to reported earnings offers little comfort. Bear markets tend to punish rather than overlook such ailments.

     Balancing all of this is the good news of restructuring. This is a theme that we expect to gather renewed momentum in the year ahead and, having already taken advantage in areas such as food retailing and engineering, we remain active in our search for compelling recovery situations.

     Growth in Europe is slowing. Higher inflation and a weak euro is limiting the European Central Bank's ability to cut rates which, in turn, is hurting certain economies, especially Germany. One of the problems in Germany is the massive over-capacity in the construction sector. This is an important sector, which is sensitive to short-term rates.

     Europe now offers an excellent environment for diligent stock-picking. We continue to favour old economy stocks and are unearthing some excellent small and mid-cap situations trading on bargain valuations. We will continue to play major themes when they present themselves. However, at present, we are pursuing a strategy which blends mini-themes with stock-specific opportunities. Purchases such as Somerfield, a recovering UK food retailer and Senior, a UK-based engineer have already proven rewarding. To these names we have added other attractive but overlooked situations including Coats, Heijmans Group, Imerys, and UCB.

                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)



                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------------------
EQUITIES - 100.7%
              BELGIUM - 2.1%
      4,240   LBC Bankverzekerings Holding          150,896
     12,420   UCB                                   432,014
                                                  ---------
                                                    582,910
                                                  ---------
              DENMARK - 1.7%
     26,700   Den Danske Bank                       480,156
                                                  ---------
                                                    480,156
                                                  ---------
              FINLAND - 1.6%
     18,830   Nokia                                 427,132
                                                  ---------
                                                    427,132
                                                  ---------
              FRANCE - 17.2%
      1,595   Air Liquide                           229,354
     11,800   April Group                           209,973
      7,000   Assurances Generale de France         389,696
      1,620   Aventis                               129,446
      2,665   Aventis (Deferred)                    210,689
      3,805   BNP Paribas                           331,444
      2,585   Bouygues                               87,441
      6,940   Credit Lyonnais                       250,632
      6,830   Fimalac                               243,071
      2,740   France Telecom                        130,714
      1,225   Danone                                168,261
      1,655   Imerys                                164,077
      2,330   Marine- Wendel                        112,142
     *7,540   Nexans                                182,087
     19,515   Orange                                158,746
      3,750   Scor                                  166,822
      2,940   Societe Generale                      174,260
      4,775   Suez                                  153,752
      4,190   Total Fina Elf                        587,236
      5,280   Vinci                                 336,669
      5,160   Vivendi Universal                     301,035
                                                  ---------
                                                  4,717,547
                                                  ---------
              GERMANY - 14.1%
      1,460   Allianz                               428,913
     11,160   Altanta                               424,594
      4,110   BASF                                  161,245
      4,150   Bayer                                 161,759
      6,365   Bayerische Hypo-Vereinsbank           311,198
     10,230   Bayerische Motoren Werke              337,200
      5,185   BERU                                  200,344
     13,865   Deutsche Post                         219,697
     11,800   Deutsche Telekom (Registered)         266,566
      3,845   E.ON                                  200,045
      1,305   Ergo Versicherungs                    189,643
      1,510   Munchener Ruckversicherung            424,154
      1,990   Rhoen-Klinikum                         92,743
      3,802   Siemens                               230,346
      8,200   Techem                                207,059
                                                  ---------
                                                  3,855,506
                                                  ---------
              IRELAND - 0.1%
    170,000   Minmet                                 32,924
                                                  ---------
                                                     32,924
                                                  ---------
              ITALY - 6.1%
      7,920   Assicurazioni Generali                238,241
     70,065   IntesaBCI                             247,571
     31,553   ENI                                   385,005
      6,970   Fiat                                  136,429
     29,710   Telecom Italia                        266,853
     47,545   TIM                                   242,529
     35,990   Unicredito Italiano                   154,615
                                                  ---------
                                                  1,671,243
                                                  ---------

              NETHERLANDS - 13.5%
     16,000   ABN AMRO Holdings                     300,843
      7,885   Aegon                                 222,155
     15,640   Fortis AMEV                           380,613
     22,660   Heijmans Group                        445,462
      9,320   IHC Caland                            469,890
      6,230   ING Groep                             407,538
      6,990   Philips                               185,448
     11,525   Royal Dutch Petroleum                 663,873
     21,960   Telegraaf Holding                     390,764
      3,670   Unilever                              220,172
                                                  ---------
                                                  3,686,758
                                                  ---------
              NORWAY - 1.3%
     19,100   Orkla                                 345,914
                                                  ---------
                                                    345,914
                                                  ---------
              PORTUGAL - 0.5%
     27,270   Impresa                                69,091
      9,580   Portugal Telecom                       66,889
                                                  ---------
                                                    135,980
                                                  ---------
              SPAIN - 4.1%
     13,770   Banco Bilbao Vizcaya Argentaria       178,287
     24,420   Banco Santander                       221,405
     16,685   Promotora de Informaciones            178,139
     19,185   Telefonica                            236,693
     16,800   Union Electrica-Fenosa                313,892
                                                  ---------
                                                  1,128,416
                                                  ---------
              SWEDEN - 0.6%
     12,875   Investor B                            163,971
                                                  ---------
                                                    163,971
                                                  ---------
              SWITZERLAND - 10.6%
         93   Bank Sarasin B                        219,962
     *1,610   Leica Geosystems (Registered)         461,434
      1,725   Nestle                                366,715
     14,840   Novartis (Registered)                 537,226
      5,270   Roche Holding Genussscheine           379,801
        685   Schaffner Holding                     194,418
         80   Schweizerische Rueckversicherung      159,920
        525   Swisscom                              125,049
        940   UBS                                   134,704
      5,000   Vontobel Holding                      155,546
        465   Zurich Financial Services             158,632
                                                  ---------
                                                  2,893,407
                                                  ---------

                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------------------

              UNITED KINGDOM - 27.2%
     11,185   Abbey National                        196,138
     16,130   Alliance & Leicester                  185,615
      9,300   AstraZeneca Group                     433,972
     28,775   Bank of Scotland                      325,453
     12,465   Barclays Bank                         382,742
    121,950   BP 1,003,976
     19,005   British Telecom                       119,655
    298,460   Coats                                 219,649
     43,375   Daily Mail & General Trust A          453,010
     49,200   Enterprise Oil                        410,245
     32,165   GlaxoSmithKline                       906,088
     23,060   HSBC Holdings                         273,644
      7,000   KS Biomedix Holdings                   31,304
     20,685   Lloyds TSB Group                      207,294
     14,090   Prudential                            170,872
     13,950   Rio Tinto                             247,965
     15,230   Royal Bank of Scotland                336,144
     21,000   Scottish & Newcastle                  164,900
    268,770   Senior                                240,387
    298,190   Somerfield                            552,301
    261,000   Vodafone                              578,999
                                                 ----------
                                                  7,440,353
                                                 ----------
TOTAL EQUITIES (COST $30,202,317) - 100.7%       27,562,217
                                                 ----------
EQUITY RIGHTS - 0.0%
              PORTUGAL - 0.0%
     *9,580   Portugal Telecom SGPS Bonus Rights      1,299
                                                 ----------
TOTAL EQUITY RIGHTS (COST $1,857) - 0.0%              1,299
                                                 ----------
PREFERRED SHARES - 0.5%
              UNITED KINGDOM - 0.1%
     *5,701   British Telecom Preferred Shares       35,492
              GERMANY - 0.4%
      2,550   Rhoen-Klinikum Non-Voting Pfd         117,760
                                                 ----------
TOTAL PREFERRED SHARES (COST $130,025) - 0.5%       153,252
                                                 ----------
TOTAL INVESTMENTS (COST $30,334,199) - 101.2%    27,716,768
NET CURRENT LIABILITIES - (1.2)%                   (334,345)
                                                 ----------
TOTAL NET ASSETS - 100%                          27,382,423
                                                 ==========

* Non-income producing security.

See notes to financial statements.

[Representation of pie chart in printed piece.]

GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2001

UNITED KINGDOM              27.3%
FRANCE                      17.2%
GERMANY                     14.5%
NETHERLANDS                 13.5%
SWITZERLAND                 10.6%
ITALY                        6.1%
SPAIN                        4.1%
BELGIUM                      2.1%
DENMARK                      1.7%
FINLAND                      1.6%
OTHER                        1.3%


[Representation of pie chart in printed piece.]

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2001

BANKS                                     18.2%
PHARMACEUTICALS & BIOTECHNOLOGY           12.7%
ENERGY                                    11.1%
INSURANCE                                  9.5%
TELECOMMUNICATION SERVICES                 8.1%
CAPITAL GOODS                              7.3%
DIVERSIFIED FINANCIALS                     6.3%
FOOD BEVERAGE & TOBACCO                    4.6%
UTILITIES                                  4.2%
TECHNOLOGY HARDWARE & EQUIPMENT            4.0%
MEDIA                                      4.0%
MATERIALS                                  3.6%
AUTOMOBILES & COMPONENTS                   2.5%
FOOD & DRUG RETAILING                      2.0%
OTHER                                      1.9%

                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                             GAM AMERICAN FOCUS FUND

FUND MANAGEMENT
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GLOBAL ASSET MANAGEMENT, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO Applied Equity Valuation AND Focus on Value. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY. MR. ABATE TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM FAYEZ SAROFIM & CO. DURING THE FIRST QUARTER.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
-------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                             GAM
                                                  American Focus
                                                  Class A (after                             Average
                                           GAM           maximum               S&P           1 Month
                                American Focus        sales load              Comp           Deposit
                                       Class A            of 5%)             Index              Rate
30th June, 2001                      US$ 15.28         US$ 16.08          1,224.42
----------------------------------------------------------------------------------------------------
                                             %                 %                 %                 %
----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     9.77              4.28              5.86              1.11
----------------------------------------------------------------------------------------------------
Jan - June, 2001                         (4.32)            (9.10)            (6.68)             2.55
----------------------------------------------------------------------------------------------------
Average annual total returns:
----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (8.66)           (13.23)           (14.82)             5.99
----------------------------------------------------------------------------------------------------
5 years to June, 2001                    13.98             12.81             14.51              5.68
----------------------------------------------------------------------------------------------------
10 years to June, 2001                   12.93             12.35             15.12              5.11
----------------------------------------------------------------------------------------------------
Since inception                          12.48             11.98             14.03              5.47
----------------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM AMERICAN FOCUS FUND / FUND MANAGEMENT

         [REPRESENTATION OF PLOT POINTS IN LINE GRAPH IN PRINTED PIECE]

                         GAM           GAM American Focus
                       American             (formerly
                         Focus                 GAM
                     (formerly GAM            North
                  North America Fund)       America                                  Average
                        Class A               Fund)               Standard              1
                                            Class A               & Poor's            Month
                                       (after maximum sales       Composite          Deposit
                                           load of 5%)              Index              Rate
                  -------------------      -----------            ---------          -------
1/1/90                   10000               10000                 10000               10000
1/8/90                   10000               10017.4               10009.5              9500
1/15/90                  10006               9547.96               10025.5            9505.7
1/22/90                  10013               9366.41               10050.8           9512.35
1/29/90                  10021               9225.32               10057.7           9519.95
2/5/90                   10028               9419.91               10073.8            9526.6
2/12/90                  10036               9375.61               10089.6            9534.2
2/19/90                  10045               9458.19               10105.4           9542.75
2/26/90                10050.5               9349.53               10121.2              9548
3/5/90                   10058               9500.32                 10137            9555.1
3/12/90                  10065               9647.26               10153.1           9561.75
3/19/90                  10071               9791.87               10169.1           9567.45
3/26/90                  10075               9630.21                 10192           9571.25
4/2/90                    9995               9667.32               10208.1           9495.25
4/9/90                    9991               9750.08               10217.2           9491.45
4/16/90                   9981               9852.89               10233.6           9481.95
4/23/90                   9974               9467.89                 10250            9475.3
4/30/90                   9966               9467.22               10266.5            9467.7
5/7/90                    9957               9752.25               10282.9           9459.15
5/14/90                   9948               10166.3               10299.6            9450.6
5/21/90                   9786               10266.3               10316.4            9296.7
5/28/90                   9773                 10175               10333.2           9284.35
6/4/90                    9780                 10551               10359.3              9291
6/11/90                   9845               10392.5               10366.3           9352.75
6/18/90                   9916               10263.1               10382.7            9420.2
6/25/90                   9999               10138.8               10406.1           9499.05
7/2/90                   10010               10353.9               10422.4            9509.5
7/9/90                   10008               10360.6               10443.5            9507.6
7/16/90                  10005               10639.6               10448.2           9504.75
7/23/90                   9998               10252.1               10464.5            9498.1
7/30/90                   9989               10265.6               10480.9           9489.55
8/6/90                    9981               9662.14               10497.3           9481.95
8/13/90                   9972               9796.05               10524.5            9473.4
8/20/90                   9963               9503.49                 10529           9464.85
8/27/90                   9954               9305.06               10556.2            9456.3
9/3/90                    9952               9343.68               10560.7            9454.4
9/10/90                   9947               9322.78               10576.6           9449.65
9/17/90                   9941               9216.96               10599.6           9443.95
9/24/90                   9739               8840.32               10615.7           9252.05
10/1/90                   9901               9146.75               10631.8           9405.95
10/8/90                   9876                9110.3                 10641            9382.2
10/15/90                  9776               8818.08               10657.7            9287.2
10/22/90                  9926               9159.45               10674.4            9429.7
10/29/90                  9764               8794.84               10691.1            9275.8
11/5/90                   9999               9172.16               10714.7           9499.05
11/12/90                 10097               9321.94               10723.9           9592.15
11/19/90                 10190               9324.95               10749.1            9680.5
11/26/90                 10152               9249.39                 10756            9644.4
12/3/90                  10285               9478.59                 10772           9770.75
12/10/90                 10384               9626.03                 10788            9864.8
12/17/90                 10313                9549.3               10805.9           9797.35
12/24/90                 10248               9670.33               10831.4            9735.6
12/31/90                 10214               9685.71               10849.2            9703.3
1/7/91                    9848               9260.76               10859.4            9355.6
1/14/91                   9808               9178.68                 10875            9317.6
1/21/91                  10284               9731.02               10890.7            9769.8
1/28/91                  10438               9884.15               10906.3            9916.1
2/4/91                   10615               10253.4               10921.9           10084.2
2/11/91                  11105               10856.6               10936.2           10549.8
2/18/91                  11148               10878.3               10960.6           10590.6
2/25/91                  11218               10832.7               10964.7           10657.1
3/4/91                   11274               10901.4               10987.2           10710.3
3/11/91                  11448               11015.1               10993.4           10875.6
3/18/91                  11446               10996.9               11007.9           10873.7
3/25/91                  11388               10936.5               11028.6           10818.6
4/1/91                   11477                 10987               11043.1           10903.2
4/8/91                   11621               11211.5               11051.3             11040
4/15/91                  11716               11293.3               11064.6           11130.2
4/22/91                  11670               11293.1               11083.5           11086.5
4/29/91                  11432               11083.8               11091.1           10860.4
5/6/91                   11699               11281.2               11104.3             11114
5/13/91                  11640               11189.6               11116.8             11058
5/20/91                  11610               11063.1               11129.4           11029.5
5/27/91                  11713                 11225               11141.9           11127.3
6/3/91                   11784               11546.4               11159.7           11194.8
6/10/91                  11601               11270.7               11166.9             11021
6/17/91                  11681               11323.8               11179.3             11097
6/24/91                  11507               11056.7               11197.1           10931.7
7/1/91                   11641               11271.4               11209.6             11059
7/8/91                   11665               11279.4               11216.7           11081.8
7/15/91                  11762               11419.3               11229.5           11173.9
7/22/91                  11764               11441.2               11242.2           11175.8
7/29/91                  11775               11456.6               11262.3           11186.2
8/5/91                   11918                 11521               11267.8           11322.1
8/12/91                  12043               11616.1               11280.3           11440.8
8/19/91                  11777                 11277               11292.9           11188.2
8/26/91                  12214               11804.6               11305.5           11603.3
9/2/91                   12292               11859.1                 11318           11677.4


9/9/91                   12057               11660.4               11335.8               11454.2
9/16/91                  11984               11583.5               11347.8               11384.8
9/23/91                  11972               11594.5               11359.9               11373.4
9/30/91                  11997               11659.9                 11372               11397.2
10/7/91                  11838               11415.3               11378.9               11246.1
10/14/91                 11885               11631.8               11390.5               11290.8
10/21/91                 12055               11745.6               11407.1               11452.2
10/28/91                 12042               11738.6               11413.7               11439.9
11/4/91                  12136               11768.7                 11430               11529.2
11/11/91                 12233               11861.7               11436.3               11621.3
11/18/91                 12084                 11631               11447.2               11479.8
11/25/91                 11914               11339.1               11458.2               11318.3
12/2/91                  12142               11529.3               11469.1               11534.9
12/9/91                  12162               11441.4               11484.9               11553.9
12/16/91                 12315                 11636               11491.2               11699.2
12/23/91                 12781               12017.5               11508.7                 12142
12/30/91               13327.7                 12580               11518.3               12661.3
1/6/92                 13363.3               12673.6               11524.7               12695.1
1/13/92                13226.9               12570.8               11533.9               12565.5
1/20/92                13057.3               12639.2               11543.2               12404.5
1/27/92                13023.2               12604.6               11556.4               12372.1
2/3/92                 12988.5               12458.5               11561.7               12339.1
2/10/92                13105.5               12581.5               11570.9               12450.2
2/17/92                13012.2               12549.2                 11580               12361.6
2/24/92                13017.2               12549.9                 11589               12366.4
3/2/92                 13100.5               12562.4               11604.4               12445.5
3/9/92                 12865.4               12348.8               11610.9               12222.1
3/16/92                12884.8               12391.6               11616.2               12240.6
3/23/92                12989.1               12505.8               11629.3               12339.7
3/30/92                12844.7               12301.8               11638.5               12202.5
4/6/92                 13042.3               12387.9               11643.7               12390.2
4/13/92                13073.4               12409.6               11652.9               12419.7
4/20/92                13019.2               12541.4               11662.2               12368.3
4/27/92                  12935               12496.1               11671.4               12288.2
5/4/92                 13204.7                 12762               11686.7               12544.4
5/11/92                13226.9               12817.5               11689.1               12565.6
5/18/92                13113.7               12651.9               11701.3                 12458
5/25/92                13045.5               12696.2               11711.1               12393.2
6/1/92                   13394               12804.2               11718.4               12724.3
6/8/92                 13087.4               12690.7               11723.3                 12433
6/15/92                12971.5               12603.7                 11732               12322.9
6/22/92                12845.7               12399.3               11745.7               12203.4
6/29/92                12960.4                 12577               11753.1               12312.4
7/6/92                 13155.2               12735.1               11758.1               12497.4
7/13/92                  13205               12774.4               11766.7               12544.7
7/20/92                13123.6               12747.3               11775.3               12467.4
7/27/92                13071.4               12686.7               11787.6               12417.8
8/3/92                 13526.8               13111.6               11798.7               12850.5
8/10/92                13426.5               12943.9               11801.1               12755.2
8/17/92                13503.7               12992.1               11808.5               12828.5
8/24/92                13216.8               12689.7               11815.8                 12556
8/31/92                  13273               12799.5               11826.3               12609.4
9/7/92                 13429.5               12901.3               11830.5                 12758
9/14/92                13670.2               13162.1                 11838               12986.7
9/21/92                13541.8               13072.8               11850.9               12864.7
9/28/92                13212.8               12909.3               11856.3               12552.2
10/5/92                  12931               12636.2               11863.6               12284.4
10/12/92               12885.8               12639.7               11870.5               12241.5
10/19/92               13172.7               12881.4               11874.5               12514.1
10/26/92                 13277               12987.7               11884.5               12613.2
11/2/92                13422.5               13137.8               11888.5               12751.4
11/9/92                  13268               13016.2               11895.4               12604.6
11/16/92               13439.5               13088.7               11902.5               12767.6
11/23/92                 13587               13234.3               11914.8               12907.6
11/30/92               13694.3               13435.9               11919.9               13009.6
12/7/92                13824.7                 13567               11923.9               13133.5
12/14/92               13751.5               13497.8               11933.4               13063.9
12/21/92               14062.5               13750.7               11946.8               13359.3
12/28/92                 13926               13710.2               11956.3               13229.7
1/4/93                 13667.6               13599.2               11964.8               12984.2
1/11/93                13335.6               13468.2                 11969               12668.8
1/18/93                13395.5               13659.6               11980.5               12725.8
1/25/93                  13360               13766.8               11983.6                 12692
2/1/93                 13424.8               13852.8               11990.9               12753.6
2/8/93                 13446.8               14027.2               11998.2               12774.5
2/15/93                  13383               13932.3               12005.3               12713.8
2/22/93                12856.8               13646.7               12012.3               12213.9
3/1/93                   13201               13866.4               12023.4               12540.9
3/8/93                 13592.2               14272.8               12026.4               12912.6
3/15/93                13485.5               14177.3               12038.5               12811.2
3/22/93                13266.3               14104.8               12045.6                 12603
3/29/93                13205.1               14171.7               12050.6               12544.9
4/5/93                 12784.6               13912.5               12054.7               12145.3
4/12/93                12730.2               14111.3               12061.8               12093.7
4/19/93                  12659               14090.2               12068.8               12026.1
4/26/93                12512.5               13659.3                 12079               11886.9
5/3/93                 12859.9               13947.8                 12084               12216.9
5/10/93                12829.5               13966.2               12090.1               12188.1
5/17/93                12914.3                 13897                 12097               12268.6
5/24/93                13055.5               14145.4                 12108               12402.8
5/31/93                13073.3               14222.1               12110.9               12419.7
6/7/93                 12957.2               14150.8                 12121               12309.3
6/14/93                13011.6                 14159               12125.2                 12361
6/21/93                12889.2               14119.5               12137.6               12244.7
6/28/93                13006.4               14305.4               12142.8                 12356
7/5/93                 12785.6               14122.8                 12147               12146.3
7/12/93                12830.6                 14230               12154.1               12189.1
7/19/93                12679.9               14144.1               12161.2                 12046
7/26/93                12685.2               14248.7               12168.3               12050.9
8/2/93                   12637               14290.2               12175.5               12005.2
8/9/93                 12505.2               14315.9               12182.6                 11880
8/16/93                12514.6               14376.3               12192.8               11888.9
8/23/93                  12886               14474.6               12196.9               12241.7
8/30/93                12925.8               14694.4               12204.1               12279.5
9/6/93                 12958.2               14684.2               12211.2               12310.3
9/13/93                12905.9               14714.8               12218.4               12260.6
9/20/93                12629.7               14499.2               12225.6               11998.2
9/27/93                12814.9                 14722               12235.8               12174.2
10/4/93                12731.2               14715.1                 12241               12094.7
10/11/93               12894.4               14708.1               12247.1               12249.7


10/18/93               13358.9               14957.5               12254.3                 12691
10/25/93               13137.1               14829.7               12261.5               12480.3
11/1/93                13250.1                 14994               12271.8               12587.6
11/8/93                13094.2               14717.5                 12279               12439.5
11/15/93               13289.9               14838.3               12283.1               12625.4
11/22/93               13250.1               14698.2               12290.3               12587.6
11/29/93               13253.3               14794.7               12300.6               12590.6
12/6/93                13410.2               14947.7               12304.7               12739.7
12/13/93               13362.1                 14932               12312.8                 12694
12/20/93               13275.2               14944.7               12320.9               12611.5
12/27/93               13509.6               15103.2               12332.5               12834.1
1/3/94                 13394.3               14947.3               12340.6               12724.6
1/10/94                13698.6                 15271               12345.3               13013.7
1/17/94                13546.5               15215.5               12352.7               12869.2
1/24/94                13441.6               15180.6               12364.3               12769.5
1/31/94                13623.3               15498.7               12371.7               12942.1
2/7/94                   13381               15189.4               12374.9                 12712
2/14/94                13298.3                 15148                 12386               12633.4
2/21/94                13234.8               15074.1               12392.2               12573.1
2/28/94                13159.5               15064.2               12396.2               12501.5
3/7/94                 13107.8               15064.7               12403.3               12452.4
3/14/94                13115.2               15088.1               12411.7               12459.4
3/21/94                13137.3               15133.2                 12420               12480.5
3/28/94                12895.1               14865.3               12431.9               12250.3
4/4/94                 12372.2               14191.9               12437.9               11753.6
4/11/94                12580.5                 14554               12445.1               11951.4
4/18/94                12426.8               14322.3               12457.3               11805.5
4/25/94                12735.6               14662.1               12465.8               12098.8
5/2/94                 12827.1               14680.4               12470.6               12185.8
5/9/94                 12537.6               14341.5               12479.1               11910.7
5/16/94                12689.8               14420.1               12488.4               12055.3
5/23/94                12865.5               14710.8               12497.7               12222.3
5/30/94                12926.1                 14853                 12507               12279.8
6/6/94                   12963               14911.6               12516.2               12314.9
6/13/94                12895.1               14926.8               12533.5               12250.3
6/20/94                12831.6               14814.8               12540.6                 12190
6/27/94                12683.9               14559.2               12550.7               12049.7
7/4/94                 12626.2               14531.1               12562.5               11994.9
7/11/94                12745.9               14599.8               12571.7               12108.6
7/18/94                12927.6               14841.4               12577.8               12281.2
7/25/94                  12963               14817.8               12588.5               12314.9
8/1/94                 13112.2               15046.5               12603.8               12456.6
8/8/94                   13031               14952.9               12615.9               12379.4
8/15/94                13150.6                 15070                 12625               12493.1
8/22/94                13323.4               15113.7                 12631               12657.3
8/29/94                13564.2               15523.1               12646.1                 12886
9/5/94                   13542               15413.4               12652.2                 12865
9/12/94                  13418               15265.1               12663.7               12747.1
9/19/94                13555.4               15425.3               12675.2               12877.6
9/26/94                13412.1               15104.6               12691.7               12741.5
10/3/94                  13514               15142.9               12703.2               12838.3
10/10/94                 13449               15062.7               12709.8               12776.5
10/17/94               13791.7               15396.5               12721.8               13102.1
10/24/94               13621.8               15137.8                 12739               12940.7
10/31/94               13940.9               15524.6               12745.9               13243.8
11/7/94                13735.6               15227.9                 12758               13048.8
11/14/94               13909.8               15333.8               12776.9               13214.4
11/21/94               13788.7               15087.4               12787.3               13099.3
11/28/94               13629.2               14959.4               12794.2               12947.7
12/5/94                13570.1               14940.5               12806.3               12891.6
12/12/94               13496.3               14821.6               12820.8               12821.5
12/19/94               13793.2               15108.3               12835.4               13103.5
12/26/94               13879.3               15180.2               12856.3               13185.3
1/2/95                 13761.7                 15170               12870.8               13073.6
1/9/95                 13666.7               15230.1               12879.2               12983.4
1/16/95                13834.1               15521.2               12899.9               13142.4
1/23/95                13758.7               15411.6               12908.2               13070.7
1/30/95                13889.8               15509.6               12922.7               13195.4
2/6/95                 14236.6               15936.3               12937.2               13524.8
2/13/95                14149.2               15961.9                 12952               13441.7
2/20/95                14227.6                 15981               12966.7               13516.2
2/27/95                14322.6               16050.7               12981.4               13606.5
3/6/95                 14443.2               16119.7               12996.2               13721.1
3/13/95                  14588               16275.2               13011.1               13858.6
3/20/95                14809.6               16486.5               13026.1               14069.1
3/27/95                14910.6               16729.6               13047.4               14165.1
4/3/95                 14808.1               16693.3               13060.2               14067.7
4/10/95                14916.7               16873.7               13077.4               14170.8
4/17/95                14880.5               16852.9                 13086               14136.4
4/24/95                15109.7                 17087                 13101               14354.2
5/1/95                 15124.7               17141.3                 13116               14368.5
5/8/95                 15433.8               17473.5               13131.1               14662.2
5/15/95                15391.6               17608.4                 13146                 14622
5/22/95                15289.1               17480.7                 13161               14524.6
5/29/95                15341.9               17489.4               13184.5               14574.8
6/5/95                 15623.8               17897.5               13190.9               14842.6
6/12/95                15530.3               17748.5               13205.9               14753.8
6/19/95                15860.6               18236.8               13227.4               15067.5
6/26/95                  15942               18209.2               13242.4               15144.9
7/3/95                 15869.6               18317.2               13255.3               15076.1
7/10/95                15946.5               18664.4               13272.5               15149.2
7/17/95                16044.5               18858.7               13281.3               15242.3
7/24/95                15993.2               18663.4               13296.5               15193.6
7/31/95                16103.3               18854.5               13311.8               15298.1
8/7/95                 16106.3               18795.5               13333.3                 15301
8/14/95                16053.6               18794.7               13347.8               15250.9
8/21/95                  15844                 18749               13356.1               15051.8
8/28/95                15928.4               18789.5               13370.7                 15132
9/4/95                 16012.8               18959.7               13385.2               15212.2
9/11/95                16208.8               19307.4                 13400               15398.4
9/18/95                16686.8               19614.7               13421.1               15852.5
9/25/95                16825.5               19591.4               13435.8               15984.3
10/2/95                16861.7               19597.4               13450.6               16018.6
10/9/95                16988.4               19493.5                 13459                 16139
10/16/95               17003.5               19659.6               13484.2               16153.3
10/23/95               17001.9               19737.2               13488.4               16151.9
10/30/95               16931.1               19685.2                 13503               16084.5
11/6/95                17000.4               19870.3               13517.7               16150.4
11/13/95               17229.6                 20009               13532.3               16368.2
11/20/95               17621.7                 20172               13546.9               16740.6


11/27/95               17629.2               20332.3               13561.5               16747.7
12/4/95                  17973               20759.6               13576.1               17074.3
12/11/95               18265.5               20966.4               13597.2               17352.2
12/18/95               17942.8               20545.3               13605.7               17045.7
12/25/95               17837.3               20728.9               13626.8               16945.4
1/1/96                 18042.9               20872.7               13641.6               17140.8
1/8/96                 18209.3               20967.7               13650.1               17298.8
1/15/96                17785.8               20344.9               13664.5               16896.5
1/22/96                18133.7               20814.9               13678.9                 17227
1/29/96                18526.9               21191.5               13693.3               17600.6
2/5/96                   18905               21785.2               13707.7               17959.8
2/12/96                19479.7               22474.7               13721.5               18505.7
2/19/96                19116.7               22026.3               13743.2               18160.9
2/26/96                19192.4               22120.1               13749.1               18232.7
3/4/96                 19525.1               22141.4               13762.9               18548.8
3/11/96                  19147               21783.5               13776.4               18189.6
3/18/96                19207.5                 22223               13795.8               18247.1
3/25/96                19207.5               22143.6               13809.3               18247.1
4/1/96                 19343.6               22278.7               13822.8               18376.4
4/8/96                 19086.5               21964.6               13830.5               18132.2
4/15/96                18799.1               21914.4               13844.3               17859.2
4/22/96                18995.7               22108.2               13858.1                 18046
4/29/96                19071.4               22331.7               13879.7               18117.8
5/6/96                   18663               21885.3               13885.6               17729.9
5/13/96                19328.5                 22602               13899.4               18362.1
5/20/96                19888.1               23009.5               13923.1               18893.7
5/27/96                19812.4               23202.4                 13927               18821.8
6/3/96                 19767.1               22841.8               13940.8               18778.7
6/10/96                20054.4               23004.7               13954.6               19051.7
6/17/96                19963.7               22774.6               13968.5               18965.5
6/24/96                20084.7               22910.9               13988.4               19080.4
7/1/96                 20296.4               23161.6               14002.2               19281.6
7/8/96                 19615.8               22371.1               14010.2                 18635
7/15/96                19056.2               21600.8               14024.3               18103.4
7/22/96                  19389               21746.6               14038.4               18419.5
7/29/96                19192.4               21658.2               14052.5               18232.7
8/5/96                 20084.7               22674.8               14066.6               19080.4
8/12/96                20054.4               22874.9               14080.8               19051.7
8/19/96                20205.7               22912.6                 14103               19195.4
8/26/96                20099.8               22829.5               14109.1               19094.8
9/2/96                 19797.3               22430.2               14123.2               18807.4
9/9/96                 20099.8               22844.9               14137.4               19094.8
9/16/96                  20614               23550.9               14151.6               19583.3
9/23/96                20689.6               23646.9               14185.9               19655.2
9/30/96                20780.4               23685.3               14185.9               19741.4
10/7/96                21158.5               24247.7                 14194               20100.6
10/14/96               21264.3               24264.5               14208.3               20201.1
10/21/96               21506.3               24492.1               14222.6                 20431
10/28/96               21052.6               24067.3               14236.9                 20000
11/4/96                21385.3               24404.1               14259.1               20316.1
11/11/96               22277.7               25282.2               14274.9               21163.8
11/18/96               22549.9                 25470               14288.7               21422.4
11/25/96               22837.2               26171.6               14292.7               21695.4
12/2/96                22716.2               26165.3               14306.5               21580.4
12/9/96                22519.6               25941.8               14320.4               21393.7
12/16/96               21687.8                 24954               14341.2               20603.4
12/23/96               22538.9               25861.9               14357.9               21411.9
12/30/96               22770.1               26112.1               14370.4               21631.6
1/6/97                 22654.5               25907.3               14378.7               21521.7
1/13/97                22918.7               26328.4               14393.5               21772.7
1/20/97                23579.1               26934.4               14416.6               22400.2
1/27/97                23314.9               26539.1               14429.2               22149.2
2/3/97                 24190.1               27302.4               14439.8               22980.6
2/10/97                24173.6               27267.4               14452.4               22964.9
2/17/97                25180.8               28077.8               14467.2               23921.8
2/24/97                25015.7               28150.4               14492.6               23764.9
3/3/97                 24503.8               27640.2               14505.3               23278.6
3/10/97                25114.8                 28288               14511.7                 23859
3/17/97                24338.7               27674.3               14526.4               23121.8
3/24/97                24206.6               27516.9               14547.6               22996.3
3/31/97                23133.3               26351.7               14562.3               21976.7
4/7/97                 23331.5               26536.2               14570.8               22164.9
4/14/97                22852.6               25905.6               14586.3                 21710
4/21/97                23579.1               26495.3               14601.9               22400.2
4/28/97                24008.4               26944.2               14626.3                 22808
5/5/97                 25577.1               28951.6                 14633               24298.2
5/12/97                25808.3               29220.9               14648.6               24517.8
5/19/97                25824.8               29078.1               14673.1               24533.5
5/26/97                26237.6               29568.7               14679.8               24925.7
6/2/97                 25973.4               29555.7               14697.6               24674.7
6/9/97                 26567.8               30144.3                 14711               25239.4
6/16/97                27492.5               31237.6               14726.7               26117.9
6/23/97                26997.1               30713.9               14749.1               25647.3
6/30/97                27228.3               30952.2               14764.8               25866.9
7/7/97                 28004.3                 31909               14773.8               26604.1
7/14/97                28070.4               32135.7               14798.4               26666.9
7/21/97                27855.7               31955.5               14805.1                 26463
7/28/97                28532.7               32788.8               14820.8               27106.1
8/4/97                 28829.9               33284.1               14836.5               27388.4
8/11/97                28351.1               32828.4               14852.1               26933.6
8/18/97                27542.7               31979.8               14867.8               26165.5
8/25/97                  27725               32258.8               14883.4               26338.7
9/1/97                   27957               31543.7               14899.1               26559.1
9/8/97                   27957               32666.9               14914.7               26559.1
9/15/97                27509.5               32276.3               14930.6                 26134
9/22/97                28669.6               33538.2               14955.4               27236.1
9/29/97                28619.8               33475.4                 14969               27188.9
10/6/97                29017.6               34165.4               14984.9               27566.7
10/13/97                 28885               34014.5                 14994               27440.8
10/20/97               28487.3                 33586                 15010               27062.9
10/27/97               26432.3               30832.2               15032.8               25110.7
11/3/97                28255.3               33022.5               15041.9               26842.5
11/10/97               27642.1               32404.7               15057.9                 26260
11/17/97               28387.8               33297.4               15085.4               26968.4
11/24/97               28503.8               33324.5               15099.2               27078.7
12/1/97                29299.3               34324.7               15106.1               27834.3
12/8/97                29547.9               34602.6               15129.4               28070.5
12/15/97               29093.5               33944.5               15139.1               27638.8
12/22/97               28675.2               33613.5               15168.2               27241.5
12/29/97                 28625               33611.8               15180.3               27193.8


1/5/98                 29411.3               34458.8                 15190               27940.8
1/12/98                28541.4               33133.9               15207.4               27114.3
1/19/98                29528.4               33931.2               15224.9                 28052
1/26/98                28892.7               33780.8               15249.9               27448.1
2/2/98                 30130.7               35356.3               15267.4               28624.2
2/9/98                 30398.4               35712.5               15277.3               28878.5
2/16/98                30799.9               36053.6               15293.4               29259.9
2/23/98                31301.8               36702.5               15309.4               29736.7
3/2/98                 31586.2               37051.4               15325.4               30006.9
3/9/98                 31619.7               37225.3               15341.4               30038.7
3/16/98                32238.7               38189.9               15369.5               30626.8
3/23/98                  33025               38776.9               15383.5               31373.8
3/30/98                33008.3               38716.9               15397.5               31357.9
4/6/98                 34012.1               39713.1               15406.9               32311.5
4/13/98                33577.1                 39310               15423.3               31898.2
4/20/98                33777.9               39815.4               15439.8                 32089
4/27/98                32807.5               38510.9               15456.2               31167.1
5/4/98                 34145.9               39781.3               15472.6               32438.6
5/11/98                33828.1               39245.3               15489.2               32136.7
5/18/98                33928.4                 39227               15515.3                 32232
5/25/98                33593.8               39402.8               15531.9               31914.2
6/1/98                 33627.3               38722.1               15546.2               31945.9
6/8/98                   34698               39611.4               15562.7               32963.1
6/15/98                33577.1               38247.7               15572.1               31898.2
6/22/98                34447.1               39190.1               15595.6               32724.7
6/29/98                  35568               40453.3               15612.2               33789.6
7/6/98                 36170.3               41133.8               15628.7               34361.8
7/13/98                36421.2               41424.1               15645.4               34600.1
7/20/98                36672.2               42107.4                 15662               34838.6
7/27/98                35952.8               40808.5               15678.7               34155.1
8/3/98                 34748.2               39580.4               15695.4               33010.8
8/10/98                33665.8               38548.9                 15712               31982.5
8/17/98                33956.9               38578.8               15728.6                 32259
8/24/98                33991.1               38748.9               15745.3               32291.6
8/31/98                30258.1               34098.6               15761.9               28745.2
9/7/98                 31713.7                 34701               15778.6                 30128
9/14/98                31987.6               36701.7               15795.2               30388.2
9/21/98                31610.9               36504.9               15811.8               30030.4
9/28/98                32330.1               37400.1               15828.4               30713.6
10/5/98                31114.3               35266.4               15844.7               29558.6
10/12/98               31319.8               35644.7               15860.6               29753.8
10/19/98               34744.6               37967.6               15876.6               33007.4
10/26/98               33511.7               38333.8               15892.5               31836.1
11/2/98                  34385               39749.7               15908.4               32665.7
11/9/98                34624.7               40426.3               15924.3               32893.5
11/16/98               35087.1               40640.5               15940.1               33332.7
11/23/98               36525.5               42524.9               15955.9               34699.2
11/30/98               35874.8               41656.2               15971.8                 34081
12/7/98                36354.2               42529.2               15988.4               34536.5
12/14/98               34951.8               40874.9               16005.3               33204.2
12/21/98               36385.7               43094.3               16022.2               34566.4
12/28/98               37349.1               43917.2                 16039               35481.7
1/4/99                 37416.4                 44022               16055.1               35545.5
1/11/99                37998.9               45315.7               16070.3               36098.9
1/18/99                37528.4               44587.6               16085.6                 35652
1/25/99                36878.6               44265.8               16100.8               35034.7
2/1/99                 38290.1                 45678                 16116               36375.6
2/8/99                 37550.8               44639.2               16130.9               35673.2
2/15/99                37662.8                 44161               16145.9               35779.7
2/22/99                38514.2                 45681               16160.8               36588.5
3/1/99                 37438.8               44400.3               16175.8               35566.8
3/8/99                 38693.4               46084.8               16190.8               36758.8
3/15/99                39522.4               46977.7               16205.8               37546.3
3/22/99                39298.4               46620.9               16220.8               37333.4
3/29/99                39432.8               47105.6               16235.9               37461.2
4/5/99                   39276               47511.1               16250.9               37312.2
4/12/99                40396.2               48872.9                 16266               38376.4
4/19/99                38491.8               46396.3               16281.1               36567.2
4/26/99                40060.1               48946.8               16296.1               38057.1
5/3/99                 40060.1               48763.6               16311.2               38057.1
5/10/99                39589.6               48259.2               16326.1               37610.1
5/17/99                39365.6               48241.4               16341.1               37397.3
5/24/99                38379.8               47069.9                 16356               36460.8
5/31/99                37954.1               46908.1                 16371               36056.4
6/7/99                 39007.1               48097.5               16386.1               37056.8
6/14/99                37774.8               46648.5               16401.2               35886.1
6/21/99                38805.5               48642.9               16416.3               36865.2
6/28/99                38379.8               48017.9               16431.4               36460.8
7/5/99                 40149.8                 50189               16447.2               38142.3
7/12/99                  40329               50484.9               16463.6               38312.6
7/19/99                40530.6                 50805               16479.9               38504.1
7/26/99                39298.4               48654.7               16496.3               37333.4
8/2/99                 38626.2               47954.4               16512.6               36694.9
8/9/99                 37864.4               46873.5                 16529               35971.2
8/16/99                38738.2               48076.1               16545.3               36801.3
8/23/99                39925.7               49151.8               16561.6               37929.4
8/30/99                39074.3               47854.8                 16578               37120.6
9/6/99                 39679.3               49067.2               16594.7               37695.3
9/13/99                39253.6               48604.7               16611.6               37290.9
9/20/99                39074.3               48305.7               16628.5               37120.6
9/27/99                37438.8               46428.2               16645.4               35566.8
10/4/99                37864.4                 47210               16662.3               35971.2
10/11/99               38872.7               48329.4               16679.4                 36929
10/18/99               36811.4               45406.1               16696.4               34970.8
10/25/99               38178.1               46847.8               16713.5               36269.2
11/1/99                39679.3               49050.8               16730.6               37695.3
11/8/99                39858.5               49891.7               16747.6               37865.6
11/15/99               39858.5               50533.3               16764.6               37865.6
11/22/99               40821.9               51507.3               16781.7               38780.8
11/29/99               40418.6               51043.7               16798.7               38397.7
12/6/99                40844.3                 51617               16818.4               38802.1
12/13/99               40351.4               51334.5               16839.2               38333.8
12/20/99               40149.8               51450.4               16859.9               38142.3
12/27/99               41090.8               52877.4               16880.7               39036.2
1/3/00                 40373.8                 52821               16900.8               38355.1
1/10/00                40844.3               52919.3               16919.2               38802.1
1/17/00                41583.7               53205.8               16937.6               39504.5
1/24/00                39836.1               50906.6               16956.1               37844.3
1/31/00                39836.1               50661.2               16974.5               37844.3
2/7/00                 40104.9                 51753               16993.4               38099.7

2/14/00                39007.1               50520.3               17012.4               37056.8
2/21/00                  37730               48937.8               17031.5               35843.5
2/28/00                37080.3               49020.7               17050.5               35226.3
3/6/00                 37662.8               50604.7               17069.7               35779.7
3/13/00                37281.9               50337.9               17088.9               35417.8
3/20/00                39813.7               53006.3               17108.1                 37823
3/27/00                40732.3               55465.1               17127.3               38695.7
4/3/00                 41673.3               54825.6               17146.8               39589.6
4/10/00                41762.9               54782.1                 17167               39674.8
4/17/00                39880.9                 51042               17187.1               37886.9
4/24/00                40844.3               52088.6               17207.3               38802.1
5/1/00                 41001.1               53499.1               17227.4               38951.1
5/8/00                 40687.5               51904.7               17248.1               38653.1
5/15/00                41538.9                 52944               17268.8               39461.9
5/22/00                40754.7               51072.8               17289.4                 38717
5/29/00                41225.2               50256.3                 17310               39163.9
6/5/00                 41919.8               53536.6               17331.3               39823.8
6/12/00                41404.4                 52759                 17353               39334.2
6/19/00                42188.6               54230.1               17374.7               40079.2
6/26/00                42054.2               53121.5               17396.3               39951.5
7/3/00                 42614.3               53652.5               17418.1               40483.6
7/10/00                42748.7               53886.2               17440.1               40611.3
7/17/00                42636.7               55171.1               17462.2               40504.9
7/24/00                42166.2               53494.8               17484.2               40057.9
7/31/00                41561.9               52283.5               17506.2               39483.8
8/7/00                 42667.2               54066.9               17528.2               40533.8
8/14/00                43219.8               54525.8               17550.2               41058.8
8/21/00                43173.8               54826.9               17572.2               41015.1
8/28/00                43496.1               55372.5               17594.3               41321.3
9/4/00                 42920.5               55628.3               17616.3               40774.4
9/11/00                42736.3                 54487               17638.3               40599.4
9/18/00                41331.7               52860.7               17660.4               39265.1
9/25/00                41193.5               52671.3               17682.4               39133.8
10/2/00                41423.8               52580.1               17704.5               39352.6
10/9/00                40802.1                 51339               17726.8                 38762
10/16/00               40226.4               50346.4               17749.1               38215.1
10/23/00               41262.6               51132.9               17771.3               39199.5
10/30/00               42575.1               51249.9               17793.6               40446.3
11/6/00                42989.5               52489.9               17815.9               40840.1
11/13/00               41147.5               49534.5               17838.2               39090.1
11/20/00               40917.2               49228.6               17860.5               38871.3
11/27/00               41492.9               49472.8               17882.8               39418.2
12/4/00                40456.7               48603.8               17905.1               38433.9
12/11/00               41193.5               50641.2               17927.5               39133.8
12/18/00               40252.3               48543.8               17949.9               38239.7
12/25/00                 40227               47939.8               17972.3               38215.6
1/1/01                 40404.1               48476.2               17994.8               38383.9
1/8/01                 39290.9               47590.2               18017.1               37326.4
1/15/01                39822.2               48426.1               18039.4               37831.1
1/22/01                39923.4               49340.3               18061.7               37927.2
1/29/01                40353.5               50132.7               18084.1               38335.8
2/5/01                 40960.7               49781.3               18104.5               38912.7
2/12/01                40935.4                 48910               18123.5               38888.6
2/19/01                39746.3               47862.8               18142.4                 37759
2/26/01                39189.7                 46628               18161.4               37230.2
3/5/01                 38633.1               45673.9                 18180               36701.4
3/12/01                37089.8               43430.7               18198.3               35235.3
3/19/01                  36432               43097.6               18216.6               34610.4
3/26/01                35723.6               42441.8               18234.9               33937.4
4/2/01                 34205.6               42201.8               18253.1               32495.3
4/9/01                 33573.1               41908.1               18270.5               31894.4
4/16/01                35875.4               43469.9               18287.9               34081.6
4/23/01                37519.9               45127.4               18305.2               35643.9
4/30/01                39265.6               46063.7               18322.7               37302.3
5/7/01                 40353.5               46592.8               18338.2               38335.8
5/14/01                39265.6               46065.7               18353.5               37302.3
5/21/01                41593.2               48434.4               18368.7               39513.5
5/28/01                40277.6               47156.6                 18384               38263.7
6/4/01                 40049.9               46769.9               18398.7               38047.4
6/11/01                39113.8               46311.3               18412.8               37158.1
6/18/01                37393.4               44625.4               18426.9               35523.7
6/25/01                37671.7                 45012               18441.1               35788.1
6/30/01                38658.4                 45236               18451.1               36725.5

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN--CLASS A

[Representation of bar graph in printed piece.]

                                              GAM AMERICAN FOCUS
                                              (FORMERLY GAM NORTH   STANDARD &
                            GAM AMERICAN FOCUS  AMERICA) (AFTER      POOR'S
                          (FORMERLY GAM NORTH    MAXIMUM SALES      COMPOSITE
                                 AMERICA)         LOAD OF 5%)         INDEX
1 Year                            (8.66)           (13.23)            (14.82)
5 Years                           13.98             12.81              14.51
10 Years                          12.93             12.35              15.12
Since Inception                   12.48             11.98              14.03

ANNUAL PERFORMANCE--CLASS A

[Representation of bar graph in printed piece]

                                            GAM
                                 AMERICAN FOCUS
                         GAM      (FORMERLY GAM
              AMERICAN FOCUS     NORTH AMERICA)      STANDARD &
               (FORMERLY GAM            CLASS A          POOR'S
              NORTH AMERICA)     (AFTER MAXIMUM       COMPOSITE
                     CLASS A  SALES LOAD OF 5%)           INDEX
YEAR                       %                  %               %
-------------------------------------------------------------------------------
1997                   29.41              22.94           33.35
1998                   29.44              22.96           28.76
1999                    9.32               3.85           21.04
2000                   (1.46)             (6.38)          (9.10)
2001*                  (4.32)             (9.10)          (6.68)

*6 months

---------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                               GAM
                                                    American Focus                        Average
                                             GAM           Class B            S&P         1 Month
                                  American Focus    (with deferred             Comp       Deposit
                                         Class B      sales charge)           Index          Rate
30th June, 2001                        US$ 14.97                           1,224.42
-------------------------------------------------------------------------------------------------
                                               %                  %               %             %
-------------------------------------------------------------------------------------------------
Quarter to June, 2001                       9.51               4.51            5.86          1.11
-------------------------------------------------------------------------------------------------
Jan - June, 2001                           (4.71)             (9.47)          (6.68)         2.55
-------------------------------------------------------------------------------------------------
Average annual total returns:
-------------------------------------------------------------------------------------------------
1 year to June, 2001                       (9.50)             (13.50)         (14.82)        5.99
-------------------------------------------------------------------------------------------------
2 years to June, 2001                      (2.44)             (4.18)          (4.42)         5.95
-------------------------------------------------------------------------------------------------
3 years to June, 2001                       1.55               0.86            3.93          5.72
-------------------------------------------------------------------------------------------------
Since inception*                            3.15               2.47            5.06          5.72
-------------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                                GAM
                                                     American Focus                          Average
                                             GAM            Class C              S&P         1 Month
                                  American Focus     (with deferred             Comp         Deposit
                                         Class C       sales charge)           Index            Rate
30TH JUNE, 2001                        US$ 14.67                            1,224.42
-----------------------------------------------------------------------------------------------------
                                               %                  %                %                %
-----------------------------------------------------------------------------------------------------
Quarter to June, 2001                       9.48               8.48             5.86             1.11
-----------------------------------------------------------------------------------------------------
Jan - June, 2001                           (4.80)             (5.75)           (6.68)            2.55
-----------------------------------------------------------------------------------------------------
Average annual total returns:
-----------------------------------------------------------------------------------------------------
1 year to June, 2001                       (9.63)             (10.42)          (14.82)           5.99
-----------------------------------------------------------------------------------------------------
2 years to June, 2001                      (2.52)             (2.52)           (4.42)            5.95
-----------------------------------------------------------------------------------------------------
Since inception*                            0.33               0.33             3.32             5.72
-----------------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT

     Performance for the Fund's Class A shares during the second quarter of 2001 was 9.8% compared to a rise of 5.9% in the Standard &Poor's Composite, the benchmark index. Significant gains in both absolute and relative terms in April, marginal relative outperformance in May and, unfortunately, relative underperformance in June impacted the quarterly performance. From a competitive standpoint, the fund's strategy was in the upper top quartile of most large-capitalisation equity peer groups for the quarter. In aggregate, positive stock selection and, to a lesser degree, under- and over-emphasis of certain industries contributed positively to performance. The bulk of this positive stock selection was within the consumer sectors. Portfolio stocks such as General Motors, Rite Aid and Williams-Sonoma benefited from continuing investor appreciation of their restructuring and company-specific transformations. However, performance was tempered by our over-emphasis in the already battered telecommunications sector, where we added to and continue our contrarian exposure on asset-rich companies such as Global Crossing. As the quarter progressed, the market witnessed a resurgence in growth-oriented stocks versus traditional value stocks. This was a shift from the general trend over the past year where value and smaller-capitalisation strategies produced record relative returns while growth-momentum approaches lagged tremendously. Despite this very recent market action, we do not see a permanent shift back to abnormal relative returns from growth-momentum based strategies in the near future. Rather, we expect style and size performance variances to be less significant going forward. We have passed through the inflection point in overly negative sentiment due to the Federal Reserve's dramatic easing of monetary policy. Typically, value and smaller-capitalisation stocks do best in anticipation of and during such periods of favourable monetary policy changes and inflection points. Reinforcing our belief that there will be less benefit from style and size attributes is the fact that we are well along and, perhaps, nearing an end to the Federal Reserve's easing actions. This being said, we do not see the catalysts to cause a pendulum swing towards other broad style groups and, thus, will remain stock-picking focused across the entire market looking for opportunities. Falling short-term interest rates spurred by the Federal Reserve's actions have been the main fuel for the US stockmarket rally that began in April. In an environment where yields on alternatives to stocks are falling, we see good support for the market. Foreigners, too, remain upbeat on US stocks, as they look for renewed strength in the economy in coming quarters. Furthermore, domestic fund managers are cautiously optimistic but not wildly bullish. In sum, we are probably entering a period where the interest rate fuel to drive the broad market higher is mostly discounted and, thus, clear signs of a corporate profit recovery are necessary at this stage in order to give lasting support for a market rally. Given that the economy and corporate profits are likely to remain tepid for the near term, our belief is that the best strategy is to remain stock-picking focused on companies that are still in the midst of company-specific turnarounds and transformations as index returns will merely reflect the broader lack of visibility from corporate insiders. Unlike the past few years and consistent with the aforementioned environment, simply choosing a few select industries to invest in may not be appropriate given the wide disparities in corporate performance within industries. Based on these considerations, the fund's equity strategy is well positioned to participate in the anticipated gains from a targeted set of company-specific opportunities.

                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

Statement of Investments as at 30th June, 2001 (unaudited)

-----------------------------------------------------------

                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
-----------------------------------------------------------
EQUITIES - 97.9%
              AUTOMOBILES & COMPONENTS - 5.7%
     33,100   General Motors                      2,129,985
                                                 ----------
                                                  2,129,985
                                                 ----------
              BANKS - 5.8%
      9,500   Bank of America                       570,285
   *189,500   Mitsubishi Tokyo Financial
                 Group ADR                        1,603,170
                                                 ----------
                                                  2,173,455
                                                 ----------
              CONSUMER DURABLES AND APPAREL - 4.4%
     67,600   American Greetings A                  743,600
     21,300   Nike B                                894,387
                                                 ----------
                                                  1,637,987
                                                 ----------
              DIVERSIFIED FINANCIALS - 7.9%
     16,500   Citigroup                             871,860
     26,900   MBNA                                  886,355
      9,600   Morgan Stanley Dean Witter            616,608
     25,800   US Bancorp                            587,982
                                                 ----------
                                                  2,962,805
                                                 ----------
              ENERGY - 1.8%
      7,600   Enron                                 372,400
     *5,600   Schlumberger                          294,840
                                                 ----------
                                                    667,240
                                                 ----------
              FOOD, BEVERAGE & TOBACCO - 13.1%
     57,200   Campbell Soup                       1,472,900
     64,500   Coca-Cola                           2,902,500
     13,100   HJ Heinz                              535,659
                                                 ----------
                                                  4,911,059
                                                 ----------
              FOOD & DRUG RETAILING - 12.2%
     47,500   Albertson's                         1,424,525
     85,300   Great Atlantic & Pacific Tea        1,262,440
   *207,300   Rite Aid                            1,865,700
                                                 ----------
                                                  4,552,665
                                                 ----------
              HEALTH CARE EQUIPMENT &
                SERVICES - 4.7%
    *49,300   Guidant                             1,774,800
                                                 ----------
                                                  1,774,800
                                                 ----------
              HOUSEHOLD & PERSONAL
                PRODUCTS - 3.0%
     17,700   Procter & Gamble                    1,129,260
                                                 ----------
                                                  1,129,260
                                                 ----------
              INSURANCE - 1.8%
      7,800   American International Group          670,800
                                                 ----------
                                                    670,800
                                                 ----------
              MATERIALS - 3.7%
     77,400   Allegheny Technologies              1,400,166
                                                 ----------
                                                  1,400,166
                                                 ----------
              MEDIA - 2.2%
    *18,700   Lamar Advertising                     822,800
                                                 ----------
                                                    822,800
                                                 ----------

              PHARMACEUTICALS &
                BIOTECHNOLOGY - 4.9%
     16,100   Merck                               1,028,951
     22,100   Schering-Plough                       800,904
                                                 ----------
                                                  1,829,855
                                                 ----------

              RETAILING - 2.9%
     10,200   Home Depot                            474,810
    *16,000   Williams-Sonoma                       621,120
                                                 ----------
                                                  1,095,930
                                                 ----------

              SOFTWARE & SERVICES - 7.0%
    *71,600   Akamai Technologies                   656,930
     *6,900   Nvidia                                639,975
    *53,700   Vignette                              476,319
   *207,900   Western Digital                       831,600
                                                 ----------
                                                  2,604,824
                                                 ----------

              TECHNOLOGY HARDWARE &
                EQUIPMENT - 2.8%
     20,900   Intel                                 611,325
     47,200   Xerox                                 451,704
                                                 ----------
                                                  1,063,029
                                                 ----------

              TELECOMMUNICATION SERVICES - 12.1%
    *67,800   Corvis                                297,642
     47,556   Deutsche Telekom ADR                1,067,632
   *181,900   LM Ericsson ADR                       985,898
    *96,400   Global Crossing                       832,896
    *77,900   Nextel Communications               1,363,250
                                                 ----------
                                                  4,547,318
                                                 ----------

              TRANSPORTATION - 1.9%
     33,600   Norfolk Southern                      695,520
                                                 ----------
                                                    695,520
                                                 ----------
TOTAL EQUITIES (COST $36,260,336) - 97.9%        36,669,498
                                                 ----------
TOTAL INVESTMENTS (COST $36,260,336) - 97.9%     36,669,498
NET CURRENT ASSETS -  2.1%                          772,168
                                                 ----------
TOTAL NET ASSETS - 100%                          37,441,666
                                                 ==========


* Non-income producing security.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

               GAM AMERCIAN FOCUS FUND / STATEMENT OF INVESTMENTS

                              GAMERICA CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         Gamerica
                                                          Capital
                                                   Class A (after                            Average
                                      Gamerica            Maximum               S&P          1 Month
                                       Capital         Sales Load              Comp          Deposit
                                       Class A             of 5%)             Index             Rate
30th June, 2001                      US$ 22.59          US$ 23.78          1,224.42
----------------------------------------------------------------------------------------------------
                                             %                  %                 %                %
----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     4.78             (0.46)             5.86              1.11
----------------------------------------------------------------------------------------------------
Jan - June, 2001                          0.44             (4.58)            (6.68)             2.55
----------------------------------------------------------------------------------------------------
Average annual total returns:
----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (2.28)            (7.16)           (14.82)             5.99
----------------------------------------------------------------------------------------------------
3 years to June, 2001                    12.77             10.86              3.93              5.72
----------------------------------------------------------------------------------------------------
5 years to June, 2001                    18.49             17.28             14.51              5.68
----------------------------------------------------------------------------------------------------
Since inception                          19.40             18.41             16.70              5.68
----------------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       31

                     GAMERICA CAPITAL FUND / FUND MANAGEMENT

     [THE FOLLOWING TABLE REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT.]


                                                                         GAMerica Capital
                    GAMerica      Standard & Poor's   Average 1 Month     (after maximum
                     Capital       Composite Index     Deposit Rate      sales load of 5%)
5/12/95               10000              10000              10000              10000
5/19/95               10006            9883.96            10011.4             9505.7
5/26/95                9943            9973.88            10022.8            9445.85
6/2/95                 9946            10147.6            10034.1             9448.7
6/9/95                 9952            10065.5            10045.5             9454.4
6/16/95                9958            10297.3              10057             9460.1
6/23/95                9964            10490.9            10068.4             9465.8
6/30/95                9970            10401.3            10079.8             9471.5
7/7/95                 9976            10628.3            10091.2             9477.2
7/14/95                9982            10700.7            10102.9             9482.9
7/21/95                9990            10585.9            10114.5             9490.5
7/28/95                9997              10769            10126.1            9497.15
8/4/95                10002            10697.8            10137.7             9501.9
8/11/95               10007            10629.7            10148.8            9506.65
8/18/95               10121            10713.3            10159.8            9614.95
8/25/95               10153            10735.5            10170.9            9645.35
9/1/95                10190            10812.3            10181.9             9680.5
9/8/95                10241              10987            10193.2            9728.95
9/15/95               10282            11197.1            10204.4             9767.9
9/22/95               10246            11171.1            10215.6             9733.7
9/29/95               10244            11227.8            10226.8             9731.8
10/6/95               10209              11196            10238.1            9698.55
10/13/95              10250            11239.9            10249.2             9737.5
10/20/95              10217            11301.9            10260.4            9706.15
10/27/95              10233            11157.8            10271.6            9721.35
11/3/95               10491            11372.3            10282.7            9966.45
11/10/95              10458            11418.9            10293.8             9935.1
11/17/95              10529            11565.8            10304.9            10002.5
11/24/95              10406            11569.2              10316             9885.7
12/1/95               10480            11709.6            10327.1               9956
12/8/95               10383            11917.5            10338.4            9863.85
12/15/95              10075            11900.7            10349.6            9571.25
12/22/95              10050            11821.4            10360.9             9547.5
12/29/95            10137.3            11903.4            10372.2            9630.45
1/5/96              9935.18            11923.7            10383.4            9438.42
1/12/96             9783.58            11640.9            10394.4             9294.4
1/19/96             9581.44              11840            10405.3            9102.36
1/26/96              9813.9            12034.9            10416.3             9323.2
2/2/96              9864.43            12315.5            10427.2            9371.21
2/9/96              9874.54            12718.6            10437.7            9380.81
2/16/96             9985.72            12561.3            10448.2            9486.43
2/23/96             10268.7              12782            10458.7            9755.28
3/1/96              10268.7              12502            10469.2            9755.28
3/8/96              10228.3            12296.3            10479.5            9716.87
3/15/96             10662.9            12455.6            10489.8            10129.7
3/22/96             10723.5            12639.5            10500.1            10187.3
3/29/96             10844.8            12545.3            10510.4            10302.6
4/5/96              11208.7            12752.1            10520.7            10648.2
4/12/96               10865            12385.1            10531.2            10321.8
4/19/96               11047            12553.1            10541.6            10494.6
4/26/96             11612.9            12721.9            10552.1            11032.3
5/3/96              11481.5            12496.9            10562.5            10907.5
5/10/96               11623            12706.1            10573.1            11041.9
5/17/96             11845.4            13039.4            10583.6            11253.1
5/24/96             12714.6            13232.1            10594.1            12078.9
5/31/96             12623.6            13054.5            10604.6            11992.5
6/7/96              12744.9            13141.8            10615.1            12107.7
6/14/96               12563            13001.6            10625.7            11934.8
6/21/96             12552.9            13026.5            10636.2            11925.2
6/28/96             12704.5            13106.2            10646.8            12069.3
7/5/96              12583.2            12853.8            10657.3              11954
7/12/96             12249.7            12639.2            10668.1            11637.2
7/19/96             12037.4            12498.8            10678.8            11435.6
7/26/96               11997              12449            10689.5            11397.2
8/2/96              12482.2            12975.4            10700.3              11858
8/9/96              12704.5            12973.4              10711            12069.3
8/16/96             12805.6            13039.9            10721.8            12165.3
8/23/96             12593.3            13081.2            10732.6            11963.7
8/30/96             12704.5            12791.6            10743.3            12069.3
9/6/96              12411.4            12869.6            10754.1            11790.8
9/13/96             12684.3            13363.3            10764.9            12050.1
9/20/96             12775.2            13496.4            10764.9            12136.5
9/27/96             12502.4            13485.5              10791            11877.2
10/4/96             12664.1            13791.2            10797.2            12030.9
10/11/96            12704.5            13781.2              10808            12069.3
10/18/96            12552.9            13986.7            10818.9            11925.2
10/25/96            12209.3            13797.4            10829.8            11598.8
11/1/96             11986.9            13859.1            10840.7            11387.6
11/8/96             12037.4            14397.5            10851.2            11435.6
11/15/96            12037.4            14537.2            10861.7            11435.6
11/22/96              11805            14761.8            10872.2            11214.7
11/29/96            11815.1              14931            10882.8            11224.3
12/6/96             11653.4            14592.9            10893.3            11070.7
12/13/96            11602.8            14382.2            10904.4            11022.7
12/20/96            11663.5            14787.3            10915.5            11080.3
12/27/96            11838.8            14949.6            10926.6            11246.8
1/3/97              11982.9            14782.2            10937.7            11383.7
1/10/97             12193.5            15014.7            10948.9            11583.8
1/17/97             11916.4              15350            10960.1            11320.6
1/24/97             11982.9            15243.9            10971.3            11383.7
1/31/97             12437.4            15559.1            10982.5            11815.5
2/7/97              12415.2            15632.2            10993.7            11794.4
2/14/97             12537.1            16012.6              11005            11910.3
2/21/97               12382            15885.4            11016.3            11762.8
2/28/97             11927.5            15674.1            11027.5            11331.1

3/7/97              11883.1            15960.4            11038.8              11289
3/14/97             11705.8            15732.2              11050            11120.5
3/21/97               11606              15558            11061.3            11025.7
3/28/97               11340            15360.9            11072.5              10773
4/4/97              10763.5            15049.4            11083.8            10225.4
4/11/97             10896.6              14653            11095.6            10351.7
4/18/97             11151.5            15228.7            11107.4            10593.9
4/25/97             11007.4            15215.2            11119.3              10457
5/2/97              11517.3            16167.5            11131.1            10941.5
5/9/97              11816.6            16408.3              11143            11225.8
5/16/97             11883.1            16513.1            11154.8              11289
5/23/97             12182.4            16862.9            11166.7            11573.3
5/30/97             12603.7            16893.7            11178.6            11973.5
6/6/97              12503.9            17093.5            11190.5            11878.7
6/13/97             12936.2            17802.2            11202.4            12289.4
6/20/97             13113.6            17916.4            11214.3            12457.9
6/27/97             13545.9            17695.1            11226.3            12868.6
7/4/97              13789.7            18291.8            11238.2            13100.2
7/11/97             14044.7              18293            11250.1            13342.5
7/18/97             13944.9            18271.3              11262            13247.7
7/25/97             14244.2            18746.2              11274              13532
8/1/97              14543.5            18918.8            11285.9            13816.3
8/8/97              14654.4            18652.9            11297.8            13921.7
8/15/97             14643.3            18004.6            11309.7            13911.1
8/22/97             14752.9              18465            11321.6            14015.3
8/29/97             15001.1            17989.3            11333.5              14251
9/5/97              15384.6            18586.9            11345.4            14615.3
9/12/97               15926              18490            11357.5            15129.7
9/19/97             16388.4            19028.4            11369.5              15569
9/26/97             17110.2            18928.4            11381.5            16254.7
10/3/97             17155.4            19331.1            11393.5            16297.6
10/10/97            17031.3            19376.1            11405.7            16179.7
10/17/97            16726.8            18924.6            11417.9            15890.4
10/24/97            17076.4            18879.9              11430            16222.6
10/31/97            16670.4            18343.9            11442.2            15836.8
11/7/97             16591.4            18608.4            11454.3            15761.8
11/14/97            16320.7            18631.2            11466.5            15504.7
11/21/97            16760.6            19334.6            11478.8            15922.6
11/28/97            16670.4            19186.2              11491            15836.8
12/5/97             17121.5            19762.4            11503.2            16265.4
12/12/97            16410.9            19157.6            11516.1            15590.4
12/19/97            16048.3            19030.7              11529            15245.9
12/26/97            16011.6            18829.2            11541.9              15211
1/2/98              16477.4            19611.1            11554.8            15653.6
1/9/98              16391.6            18664.5            11568.1              15572
1/16/98             17139.5              19351            11581.4            16282.5
1/23/98             17249.8            19278.1            11594.7            16387.3
1/30/98             17335.6              19741              11608            16468.9
2/6/98              17936.4            20401.6            11621.2            17039.6
2/13/98             18353.2            20561.5            11633.4            17435.6
2/20/98             18610.7            20852.3            11645.6            17680.2
2/27/98             18904.9            21163.6            11657.8            17959.7
3/6/98              18819.1            21297.9              11670            17878.2
3/13/98             19015.3            21564.7            11682.5            18064.5
3/20/98             19542.4            22187.5            11694.9            18565.3
3/27/98             20020.6            22118.6            11707.3            19019.6
4/3/98              20584.5            22675.2            11719.8            19555.3
4/10/98             20474.2            22541.1            11732.3            19450.5
4/17/98               21124            22688.1            11744.8            20067.8
4/24/98             21295.6            22394.7            11757.3            20230.8
5/1/98              21160.8            22665.8            11769.8            20102.7
5/8/98              20768.4            22412.1            11782.4              19730
5/15/98             20645.8            22430.2            11795.1            19613.6
5/22/98             20498.7            22471.6            11807.7            19473.8
5/29/98             20621.3            22080.1            11820.3            19590.2
6/5/98              20265.8            22552.9            11832.9            19252.5
6/12/98             19996.1              22255            11845.5            18996.3
6/19/98             20118.7            22297.8              11858            19112.7
6/26/98             20547.8            22963.5            11870.5            19520.4
7/3/98              20976.9            23237.7            11883.1              19928
7/10/98             21099.5              23607            11895.8            20044.5
7/17/98             21393.7            24067.9            11908.5              20324
7/24/98             20817.5            23142.1            11921.1            19776.6
7/31/98             20106.4            22739.9            11933.8            19101.1
8/7/98              19983.8            22112.6            11946.5            18984.6
8/14/98             19443.8            21576.9            11959.1            18471.7
8/21/98             19294.2            21958.5            11971.8            18329.5
8/28/98             18084.4            20865.7            11984.4            17180.2
9/4/98              17772.6              19790            11997.1              16884
9/11/98             18071.9              20511            12009.8            17168.3
9/18/98             18084.4            20741.5            12022.4            17180.2
9/25/98             18121.8            21249.2              12035            17215.7
10/2/98             17435.9            20398.1            12047.6            16564.1
10/9/98             16375.7            20056.8            12059.8              15557
10/16/98            17236.3            21531.2            12071.9            16374.5
10/23/98            17685.3            21828.2              12084              16801
10/30/98              18708            22405.7            12096.1            17772.6
11/6/98             19132.1            23275.8            12108.2            18175.4
11/13/98              19369            22970.3            12120.2            18400.6
11/20/98            19556.1            23748.8            12132.3            18578.3
11/27/98            21701.3            24342.7            12144.3            20616.2
12/4/98               20267            24030.8            12156.7            19253.7
12/11/98              20267            23827.2            12169.5            19253.7
12/18/98            19903.2            24274.3            12182.3            18908.1
12/25/98              21565            25062.2            12195.1            20486.7
1/1/99                21502            25129.2              12208            20426.9
1/8/99              21967.8            26073.2            12219.5            20869.4
1/15/99               21993            25428.6            12231.1            20893.3
1/22/99             21841.9            25065.3            12242.7            20749.8
1/29/99             21967.8            26185.8            12254.2            20869.4
2/5/99              21753.8            25368.7            12265.7            20666.1
2/12/99             21275.4            25185.3              12277            20211.6
2/19/99             21111.8              25378            12288.4            20056.2
2/26/99             21174.7            25366.3            12299.8              20116
3/5/99              20973.3            26133.7            12311.2            19924.6
3/12/99             21489.4            26532.1            12322.6            20414.9
3/19/99             21627.9              26635            12334.1            20546.5
3/26/99               21565            26303.5            12345.5            20486.7
4/2/99              21955.2              26534            12356.9            20857.5
4/9/99              22559.5            27661.5            12368.4            21431.5

4/16/99             22962.3              27066            12379.8            21814.2
4/23/99             23025.3            27849.3            12391.3              21874
4/30/99             23163.8              27411            12402.8            22005.6
5/7/99              23528.8            27619.2            12414.2            22352.4
5/14/99             23818.4            27477.8            12425.5            22627.5
5/21/99             24145.7            27330.1            12436.9            22938.4
5/28/99             23893.9            26752.1            12448.3            22699.2
6/4/99              24082.8            27291.2            12459.7            22878.6
6/11/99             23856.2            26596.6            12471.2            22663.3
6/18/99             24309.4            27614.8            12482.7            23093.9
6/25/99             24359.7            27055.1            12494.2            23141.7
7/2/99              25505.3            28623.3            12505.8            24230.1
7/9/99              26034.1              28878            12518.2            24732.3
7/16/99             26323.6            29203.7            12530.7            25007.4
7/23/99             25656.4            27937.2            12543.1            24373.6
7/30/99               25883            27362.6            12555.6            24588.8
8/6/99              25561.9            26783.6              12568            24283.8
8/13/99             25664.4            27354.5            12580.4            24381.2
8/20/99             25433.8            27545.2            12592.9            24162.1
8/27/99             25177.6              27792            12605.3            23918.7
9/3/99              25087.8            27983.5            12617.8            23833.5
9/10/99             25100.7              27875            12630.7            23845.6
9/17/99             24908.5            27546.8            12643.5            23663.1
9/24/99             24690.7            26355.6            12656.4            23456.1
10/1/99             24985.3            26474.7            12669.2            23736.1
10/8/99             25433.8            27579.6            12682.2            24162.1
10/15/99            24921.3            25756.6            12695.2            23675.2
10/22/99            24767.5            26883.5            12708.2            23529.2
10/29/99            24998.2            28155.8            12721.1            23748.2
11/5/99             25113.5            28313.6            12734.1            23857.8
11/12/99            25536.3            28854.1              12747            24259.5
11/19/99            25715.7            29397.1              12760            24429.9
11/26/99            25485.1            29292.5              12773            24210.8
12/3/99             25446.6            29643.9            12786.7            24174.3
12/10/99            25638.8            29314.1            12802.5            24356.9
12/17/99            25728.7            29403.5            12818.3            24442.3
12/24/99            26556.2            30182.3            12834.1            25228.4
12/31/99            27732.7            30414.8            12849.9            26346.1
1/7/00              26646.7            29846.5            12864.2            25314.3
1/14/00               26957            30343.8            12878.2            25609.1
1/21/00             27189.7            29857.7            12892.2            25830.2
1/28/00             26375.2              28182            12906.2            25056.4
2/4/00              26737.2            29519.2            12920.5            25400.3
2/11/00             26556.2            28753.9            12934.9            25228.4
2/18/00             26181.2            27909.7            12949.4            24872.2
2/25/00             25741.6            27652.3            12963.8            24454.6
3/3/00              26801.8            29231.4            12978.4            25461.7
3/10/00             27189.7            28945.7              12993            25830.2
3/17/00             27913.7            30392.8            13007.6              26518
3/24/00             28702.4              31707            13022.2            27267.3
3/31/00             28754.1            31114.2            13036.9            27316.4
4/7/00              28702.4            31489.8            13052.1            27267.3
4/14/00             25664.1            28177.7            13067.4            24380.9
4/21/00             26969.9            29803.8            13082.8            25621.4
4/28/00             27073.3            30182.2            13098.1            25719.7
5/5/00                27319            29777.5            13113.6              25953
5/12/00             27448.3            29541.5            13129.3            26075.8
5/19/00             27474.1              29257              13145            26100.4
5/26/00               26776            28661.7            13160.8            25437.2
6/2/00              28935.1              30733            13176.6            27488.3
6/9/00              29038.5            30316.9            13193.1            27586.6
6/16/00             29478.1            30479.8            13209.6            28004.2
6/23/00             30021.1            30007.9            13226.1            28520.1
6/30/00             30370.2            30287.6            13242.6            28851.7
7/7/00                30590            30800.2            13259.3            29060.5
7/14/00             31456.3            31454.2              13276            29883.4
7/21/00             31223.5              30840            13292.8            29662.4
7/28/00             30396.1            29589.9            13309.5            28876.3
8/4/00              30616.1            30493.4            13326.2            29085.3
8/11/00             31349.4            30685.6              13343              29782
8/18/00             31061.3            31106.6            13359.8            29508.3
8/25/00             31637.5            31420.3            13376.5            30055.6
9/1/00              32593.5            31725.5            13393.3            30963.8
9/8/00              32816.1              31184              13410            31175.3
9/15/00             32842.3            30591.7            13426.8            31200.2
9/22/00               31284            30241.3            13443.6            29719.8
9/29/00             31454.2            29992.9            13460.4            29881.5
10/6/00             30157.8            29424.6            13477.3            28649.9
10/13/00            30707.8            28703.7            13494.2            29172.4
10/20/00            31480.4            29185.7            13511.1            29906.4
10/27/00            30773.2            28829.7            13528.1            29234.6
11/3/00             30655.4            29820.6              13545            29122.6
11/10/00            29450.7            28557.9              13562            27978.1
11/17/00            29516.1            28600.5            13578.9            28040.3
11/24/00            28887.6            28064.2            13595.9            27443.2
12/1/00             28350.7            27515.5            13612.8            26933.1
12/8/00             29542.3            28665.5            13629.9            28065.2
12/15/00            28638.8            27463.4            13646.9            27206.8
12/22/00            28772.2            27340.5              13664            27333.6
12/29/00            29547.4            27646.5              13681              28070
1/5/01              28903.6            27193.4              13698            27458.4
1/12/01               29705            27617.9              13715            28219.8
1/19/01             29599.9            28131.6              13732            28119.9
1/26/01             30138.6              28398              13749            28631.6
2/2/01              29980.9            28289.4            13765.6            28481.9
2/9/01                29324            27567.9            13780.1            27857.8
2/16/01               28851            27296.7            13794.5            27408.5
2/23/01             28141.6            26135.3            13808.9            26734.5
3/2/01              28627.7            25896.5            13823.3            27196.3
3/9/01              29166.4            25886.8            13837.2              27708
3/16/01             28154.7            24153.3            13851.1              26747
3/23/01             28036.5            23934.8            13865.1            26634.7
3/30/01             28325.5            24371.7              13879            26909.2
4/6/01              27918.2              23708            13892.4            26522.3
4/13/01             28417.5            24871.5            13905.6            26996.6
4/20/01             28325.5            26127.9            13918.9            26909.2
4/27/01             28916.7              26346            13932.1            27470.9
5/4/01              29048.1            26637.5            13944.6            27595.7
5/11/01             29205.8            26203.3            13956.2            27745.5
5/18/01             30125.4            27183.5            13967.8            28619.2

5/25/01             30033.5            26893.8            13979.4            28531.8
6/1/01              29810.1            26537.7              13991            28319.6
6/8/01              29915.2            26634.3            14001.8            28419.5
6/15/01             29521.1            25575.3            14012.5              28045
6/22/01             29297.7            25812.9            14023.2            27832.9
6/29/01             29678.7            25798.5              14034            28194.8
6/30/01             29678.7            25799.7            14035.5            28194.8


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

AVERAGE ANNUAL TOTAL RETURN--CLASS A


[Representation of bar chart in printed piece.]

                             GAMERICA CAPITAL
                  GAMERICA    (AFTER MAXIMUM        STANDARD & POOR'S
                   CAPITAL   SALES LOAD OF 5%)      COMPOSITE INDEX
1 Year             (2.28)          (7.16)               (14.82)
3 Years            12.77           10.86                  3.93
5 Years            18.49           17.28                 14.51
Since Inception    19.40           18.41                 16.70



ANNUAL PERFORMANCE--CLASS A

[Representation of bar chart in printed piece.]

                                         GAMERICA
                                          CAPITAL           STANDARD &
                 GAMERICA                 CLASS A               POOR'S
                  CAPITAL          (AFTER MAXIMUM            COMPOSITE
                  CLASS A       SALES LOAD OF 5%)                INDEX
YEAR                    %                      %                     %
----------------------------------------------------------------------
1997                37.28                   30.41                33.35
1998                30.59                   24.06                28.76
1999                28.97                   22.52                21.04
2000                 6.54                    1.22                (9.10)
2001*                0.44                   (4.58)               (6.68)

*6 months



--------------------------------------------------------------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAMerica
                                                          Capital                            Average
                                       GAMerica           Class B               S&P          1 Month
                                        Capital    (with deferred              Comp          Deposit
                                        Class B     sales charge)             Index             Rate
30th June, 2001                       US$ 22.47                            1,224.42
----------------------------------------------------------------------------------------------------
                                              %                 %                 %                %
----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     4.56             (0.44)             5.86              1.11
----------------------------------------------------------------------------------------------------
Jan - June, 2001                          0.04             (4.96)            (6.68)             2.55
----------------------------------------------------------------------------------------------------
Average annual total returns:
----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (2.99)            (7.77)           (14.82)             5.99
----------------------------------------------------------------------------------------------------
2 years to June, 2001                     7.57              5.70             (4.42)             5.95
----------------------------------------------------------------------------------------------------
3 years to June, 2001                    11.81             11.00              3.93              5.72
----------------------------------------------------------------------------------------------------
Since inception*                         12.07             11.30              5.06              5.72
----------------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                         GAMerica
                                                          Capital                            Average
                                       GAMerica           Class C               S&P          1 Month
                                        Capital    (with deferred              Comp          Deposit
                                          Class     sales charge)             Index             Rate
30th June, 2001                       US$ 22.31                            1,224.42
----------------------------------------------------------------------------------------------------
                                              %                 %                 %                %
----------------------------------------------------------------------------------------------------
Quarter to June, 2001                     4.59              3.59              5.86              1.11
----------------------------------------------------------------------------------------------------
Jan - June, 2001                          0.04             (0.96)            (6.68)             2.55
----------------------------------------------------------------------------------------------------
Average annual total returns:
----------------------------------------------------------------------------------------------------
1 year to June, 2001                     (2.97)            (3.93)            (14.82)            5.99
----------------------------------------------------------------------------------------------------
2 years to June, 2001                     7.52              7.52             (4.42)             5.95
----------------------------------------------------------------------------------------------------
3 years to June, 2001                    11.53             11.53              3.93              5.72
----------------------------------------------------------------------------------------------------
Since inception*                         11.82             11.82              5.06              5.72
----------------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.


THE COMMENT

     Performance for the first half of 2001 was boosted as a result of mergers. For instance, portfolio securities held by the fund, including Barrett Resources, Cendant and American General were all involved in merger transactions in the first half of the year. These completed mergers also contributed to the high cash position of the fund. Performance was also enhanced by strong returns from portfolio securities such as Best Buy, Fred's and United Auto Group. The US stockmarket measured by the major indices declined in the first half of the year with falls of 2.6% for the Dow Jones Industrial and 6.7% for the Standard & Poor's Composite indices and 12.5% for the NASDAQ index.

     The Federal Reserve has continued to cut rates and the last cut although of only a 0.25% in the Federal Funds' target rate to 3.75% was the sixth cut in as many months. While the Federal Reserve attempts to stave off recession we believe it is increasingly likely that the economy will contract. Gross Domestic Product growth slowed to an annual rate of 1.3% in the first quarter and may have been flat in the second quarter. These interest rate cuts seem unlikely to persuade companies that have overinvested to continue to do so. Capital spending represented 13.7% of GDP last year, a record which compares with less than 10% in the early 1990s.

     Whilst the growth in unemployment claims has leveled off, the number drawing benefit continues to mount and unemployment is lasting longer. Indicative of this is that the index of help wanted advertisements has fallen to 60 from 82 a year ago. Declining corporate profits and increasing layoffs are unlikely to result in strong stockmarkets. Many companies are continuing to miss reduced earnings estimates and most stocks do not appear, to us, to be at bargain levels, so we remain cautious.

                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2001 (UNAUDITED)

                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
-----------------------------------------------------------
BONDS - 0.0%
              TELECOMMUNICATION SERVICES - 0.0%
              Globalstar LP/Capital 11.38%
 ++$663,000      2004-02-15                          29,835
                                                -----------
TOTAL BONDS (COST $552,059)                          29,835
                                                -----------
EQUITIES - 52.3%
              AUTOMOBILES & COMPONENTS - 1.3%
   *130,000   Keystone Automotive Industries      1,553,500
                                                -----------
                                                  1,553,500
                                                -----------
              CAPITAL GOODS - 4.0%
     40,000   Gerber Scientific                     438,000
   *152,000   Power-One                           2,529,280
     26,400   Titan                                 604,560
    *63,000   Trex                                1,212,750
                                                -----------
                                                  4,784,590
                                                -----------

              COMMERCIAL  SERVICES & SUPPLIES - 0.1%
    *27,000   Professional Staff ADR                117,450
                                                -----------
                                                    117,450
                                                -----------

              CONSUMER DURABLES & APPAREL - 1.9%
   *272,160   Foamex International                2,013,984
     *9,765   Palm Harbor Homes                     212,389
                                                -----------
                                                  2,226,373
                                                -----------
              DIVERSIFIED FINANCIALS - 1.6%
     32,000   Bear Stearns Companies              1,887,040
                                                -----------
                                                  1,887,040
                                                -----------
              ENERGY - 7.8%
   *600,000   Abraxas Petroleum                   1,896,000
    *35,392   Barrett Resources                   2,088,128
     70,000   Burlington Resources                2,796,500
   *100,000   Tom Brown                           2,400,000
                                                -----------
                                                  9,180,628
                                                -----------

              FOOD, BEVERAGE & TOBACCO - 1.7%
    105,000   Delta & Pine Land                   2,063,250
                                                -----------
                                                  2,063,250
                                                -----------

              HEALTH CARE EQUIPMENT & SERVICES - 0.0%
     *7,800   Sierra Health Services                 54,678
                                                -----------
                                                     54,678
                                                -----------
              INSURANCE - 13.0%
    *62,000   American General                    2,879,900
     80,000   Chubb                               6,194,400
     85,000   ESG Re                                257,550
    122,500   Scottish Annuity & Life Holdings    2,082,500
     50,000   XL Capital A                        4,105,000
                                                -----------
                                                 15,519,350
                                                -----------
              MEDIA - 0.7%
    *40,000   Edgar Online                          145,600
    *30,800   Pegasus Communications A              693,000
                                                -----------
                                                    838,600
                                                -----------

              PHARMACEUTICALS & BIOTECHNOLOGY - 5.0%
     27,200   American Home Products              1,589,568
     54,000   GlycoDesign                           266,851
   *100,000   Neopharm                            2,550,000
     33,000   Pharmacia                           1,516,350
                                                -----------
                                                  5,922,769
                                                -----------

              RETAILING - 7.1%
    *24,000   Best Buy                            1,524,480
    117,812   Fred's A                            3,033,659
     16,800   Intimate Brands A                     253,176
     *7,500   Party City                             42,375
   *200,000   United Auto Group                   3,500,000
                                                -----------
                                                  8,353,690
                                                -----------

              SOFTWARE & SERVICES - 5.0%
   *309,000   AremisSoft                          5,005,800
    *20,900   Clarent                               192,071
    *50,000   Retalix                               744,000
   *100,000   Serviceware Technologies               76,000
                                                -----------
                                                  6,017,871
                                                -----------

              TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
     20,000   Advanced Power Technology             251,000
    *89,000   I-Link                                 46,280
    *35,000   Optibase                              191,100
   *315,000   Sheldahl                              567,000
   *164,250   TrueTime                              344,925
                                                -----------
                                                  1,400,305
                                                -----------


              TELECOMMUNICATION SERVICES - 1.3%
    *84,000   Liberty Satellite & Technology        217,560
    *87,000   Worldcom                            1,301,520
     *3,480   Worldcom - MCI Group                   56,028
                                                -----------
                                                  1,575,108
                                                -----------

              TRANSPORTATION - 0.6%
   *100,000   USA Truck                             710,000
                                                -----------
                                                    710,000
                                                -----------
TOTAL EQUITIES (COST $50,932,198) - 52.3%        62,205,202
                                                -----------
TIME DEPOSIT - 48.0%
              UNITED STATES -- 48.0%
              Morgan Guaranty
$57,054,142      3.25%, 2001-07-02               57,054,142
                                                -----------
TOTAL TIME DEPOSIT (COST $57,054,142)            57,054,142
                                                -----------

TOTAL INVESTMENTS (COST $108,538,399) - 100.3%  119,289,179
NET CURRENT LIABILITIES - (0.3)%                   (387,645)
                                                -----------
TOTAL NET ASSETS - 100.0%                       118,901,534
                                                ===========

* Non-income producing security.
++Illiquid security.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                     This page is intentionally left blank.

Statements of Assets and Liabilities
--------------------------------------------------------------------------------



AS AT 30TH JUNE, 2001 (UNAUDITED)

                                                                       GAM                 GAM
                                                                     GLOBAL           INTERNATIONAL
                                                                   --------------------------------
ASSETS (IN US$)
Investments in securities at value                                 $23,892,934        $320,524,657
Cash                                                                 2,903,626          13,705,929
Cash - Foreign currencies                                                   12           1,961,461
Receivables:
   Securities sold                                                     524,480          15,912,012
   Capital shares sold                                                   4,129             426,122
   Dividends, interest and other                                        43,876           1,852,913
Net equity in foreign currency exchange contracts (Note 6)                  --           4,353,943
Other assets                                                            32,169              94,080
                                                                    ----------         -----------
TOTAL ASSETS                                                        27,401,226         358,831,117
                                                                    ----------         -----------

Liabilities
Due to Custodian                                                            --                  --
Payables:
   Securities purchased                                                581,330          21,024,873
   Capital shares redeemed                                              34,062             972,073
Accrued management fee                                                  73,312             915,781
Accrued distribution fee                                                26,116             353,174
Accrued expenses and other                                             100,368           1,308,827
                                                                    ----------         -----------
TOTAL LIABILITIES                                                      815,188          24,574,728
                                                                    ----------         -----------
NET ASSETS                                                         $26,586,038        $334,256,389
                                                                    ==========         ===========

SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)            $28,867,219        $465,119,046
Accumulated net investment income/(loss)                              (221,513)        (17,473,245)
Accumulated net realized gains/(losses)                             (2,082,412)        (90,288,007)
Net unrealized appreciation/(depreciation)                              22,744         (23,101,405)
                                                                    ----------         -----------
NET ASSETS                                                         $26,586,038        $334,256,389
                                                                    ==========         ===========

CLASS A SHARES OUTSTANDING                                           1,199,549          16,789,069
CLASS A NET ASSETS                                                 $18,701,095        $275,991,768
Net asset value and redemption value per share (Note 4)                 $15.59              $16.44
Offering price per share (100/95 x net asset value per share
   reduced  on sales of $100,000 or more)                               $16.41              $17.31
CLASS B SHARES OUTSTANDING                                             268,084           1,439,249
CLASS B NET ASSETS                                                  $4,161,922         $23,896,974
Net asset value and offering price per share (Note 4)                   $15.52              $16.60
CLASS C SHARES OUTSTANDING                                             165,537           1,019,713
CLASS C NET ASSETS                                                  $2,571,631         $17,087,830
Net asset value and offering price per share (Note 4)                   $15.54              $16.76
CLASS D SHARES OUTSTANDING                                              74,714           1,058,430
CLASS D NET ASSETS                                                  $1,151,390         $17,279,817
Net asset value and redemption value per share (Note 4)                 $15.41              $16.33
Offering price per share (100/96.5 x net asset value per share
  reduced on sales of $100,000 or more)                                 $15.97              $16.92
Identified cost of investments                                     $23,864,883        $347,719,990
Identified cost of foreign currency                                         --          $1,976,301

See notes to financial statements.

              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES


    GAM                         GAM                                                   GAM
  PACIFIC                      JAPAN                       GAM                     AMERICAN                    GAMERICA
   BASIN                      CAPITAL                    EUROPE                      FOCUS                      CAPITAL
-------------------------------------------------------------------------------------------------------------------------
$15,666,499                $13,234,670                 $27,716,768                $36,669,498                $119,289,179
    225,778                    228,688                          --                    772,092                          --
     81,342                  1,364,939                     329,293                         --                          --

    209,700                     67,229                     602,798                         --                          --
     67,343                        542                      11,665                    160,951                     369,905
     26,196                     65,494                      83,653                     32,091                      36,825
    111,335                    300,386                          --                         --                          --
     31,473                     26,705                      30,692                     26,339                      30,361
 ----------                 ----------                  ----------                 ----------                 -----------
 16,419,666                 15,288,653                  28,774,869                 37,660,971                 119,726,270
 ----------                 ----------                  ----------                 ----------                 -----------


         --                         --                     368,701                         --                      68,797

    206,157                    222,214                     743,034                         --                     169,142
     26,991                     53,553                     106,744                     80,595                     117,370
     41,973                     40,792                      73,696                     85,876                     277,177
     11,116                     13,677                      22,597                     24,360                     102,443
     61,376                     60,256                      77,674                     28,474                      89,807
 ----------                 ----------                  ----------                 ----------                 -----------
    347,613                    390,492                   1,392,446                    219,305                     824,736
 ----------                 ----------                  ----------                 ----------                 -----------
$16,072,053                $14,898,161                 $27,382,423                $37,441,666                $118,901,534
 ==========                 ==========                  ==========                 ==========                 ===========


$36,593,856                $21,807,377                 $31,853,586                $36,429,679                $104,681,384
   (659,786)                  (563,734)                     17,982                    (89,274)                    323,529
(17,046,527)                (4,011,277)                 (1,872,937)                   692,098                   3,145,841
 (2,815,490)                (2,334,205)                 (2,616,208)                   409,163                  10,750,780
 ----------                 ----------                  ----------                 ----------                 -----------
$16,072,053                $14,898,161                 $27,382,423                $37,441,666                $118,901,534
 ==========                 ==========                  ==========                 ==========                 ===========

  1,515,031                  1,832,327                   2,280,857                  2,018,495                   3,914,231
$13,334,867                $13,103,085                 $23,562,088                $30,843,834                 $88,406,607
      $8.80                      $7.15                      $10.33                     $15.28                      $22.59

      $9.26                      $7.53                      $10.87                     $16.08                      $23.78
    191,123                    175,440                     301,718                    256,592                     723,957
 $1,754,470                 $1,307,433                  $3,072,026                 $3,841,219                 $16,269,202
      $9.18                      $7.45                      $10.18                     $14.97                      $22.47
     36,955                     64,696                      76,274                    187,933                     637,633
   $291,548                   $487,643                    $748,309                 $2,756,613                 $14,225,725
      $7.89                      $7.54                       $9.81                     $14.67                      $22.31
     80,981
   $691,168
      $8.53

      $8.84
$18,588,718                $15,846,173                 $30,334,199                $36,260,336                $108,538,399
    $85,556                 $1,387,939                    $330,472                         --                          --




              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

Statements of Operations
-------------------------------------------------------------------------------



FOR THE SIX MONTHS ENDED 30TH JUNE, 2001 (UNAUDITED)





                                                                                         GAM                         GAM
                                                                                       GLOBAL                   INTERNATIONAL
                                                                                     --------------------------------------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                                   $   122,507                $  3,160,093
Interest (Note 5)                                                                         98,670                   1,552,820
                                                                                      ----------                 -----------
                                                                                         221,177                   4,712,913
                                                                                      ----------                 -----------
EXPENSES
Investment advisory fee (Note 2)                                                         166,875                   2,067,972
Custodian fees and expenses                                                               26,630                     287,604
Transfer agent fees and expenses                                                          63,641                     583,552
Shareholder servicing fees - Class A                                                      10,475                     252,015
Shareholder servicing fees -  Class B                                                        732                       6,804
Shareholder servicing fees -  Class C                                                      1,363                       6,741
Shareholder servicing fees -  Class D                                                        265                       7,456
Distribution Fee -  Class A (Note 2)                                                      35,988                     504,339
Distribution Fee -  Class B (Note 2)                                                      23,925                     141,413
Distribution Fee -  Class C (Note 2)                                                      14,319                     108,611
Distribution Fee -  Class D (Note 2)                                                       3,594                      59,262
Professional fees                                                                         17,729                      31,255
Administrative expenses                                                                   35,442                     281,104
Printing                                                                                  13,525                     138,016
Filing fees and other expenses                                                            28,187                      23,828
                                                                                      ----------                 -----------
Total operating expenses                                                                 442,690                   4,499,972
Interest expense                                                                               -                       2,673
                                                                                      ----------                 -----------
Total expenses                                                                           442,690                   4,502,645
                                                                                      ----------                 -----------
Net investment income/(loss)                                                            (221,513)                    210,268
                                                                                      ----------                 -----------

REALIZED AND UNREALIZED  GAIN/(LOSS)  FROM  INVESTMENTS AND FOREIGN CURRENCY
 Net realized gain/(loss) from:
   Securities and futures                                                             (1,967,644)                (47,564,612)
   Foreign currency transactions                                                          22,893                  (9,108,875)
                                                                                      ----------                 -----------
                                                                                      (1,944,751)                (56,673,487)
                                                                                      ----------                 -----------
Unrealized appreciation/(depreciation) for the period:
   Securities and futures                                                             (2,243,305)                (42,203,404)
   Foreign currency translation of assets and
      liabilities other than investments                                                  (3,995)                 12,338,972
                                                                                      ----------                 -----------
                                                                                      (2,247,300)                (29,864,432)
                                                                                      ----------                 -----------
Net gain/(loss) on investments and foreign currencies                                 (4,192,051)                (86,537,919)
                                                                                      ----------                 -----------

Net increase/(decrease) on net assets from operations                                $(4,413,564)               $(86,327,651)
                                                                                      ==========                 ===========


See notes to financial statements.

                    GAM FUNDS INC / STATEMENTS OF OPERATIONS


      GAM                         GAM                                                   GAM
   PACIFIC                      JAPAN                        GAM                     AMERICAN                    GAMERICA
     BASIN                      CAPITAL                    EUROPE                      FOCUS                      CAPITAL
---------------------------------------------------------------------------------------------------------------------------------

  $   186,859                $    68,332                 $   394,831                $   190,386                 $   204,505
       12,949                     15,683                      25,138                     38,965                   1,134,639
   ----------                 ----------                  ----------                 ----------                  ----------
      199,808                     84,015                     419,969                    229,351                   1,339,144
   ----------                 ----------                  ----------                 ----------                  ----------


       87,683                     91,349                     145,096                    155,894                     522,736
       43,903                     58,732                      69,940                     10,448                      16,993
       30,708                     23,702                      24,092                     22,040                      73,932
        2,740                      3,800                       5,836                      4,995                      29,090
        1,261                        904                       1,406                      1,177                       3,446
           76                        148                         162                      2,368                       2,325
           70                          -                           -                          -                           -
       21,007                     24,342                      36,711                     36,840                     114,704
       11,145                      6,811                      17,347                     18,279                      71,677
        1,859                      2,593                       4,199                     13,620                      64,590
        1,955                          -                           -                          -                           -
       13,260                     13,159                      16,575                     11,852                      10,178
       27,778                     24,855                      25,921                     25,946                      57,236
        5,376                      3,793                       3,565                      3,320                      15,294
       31,585                     27,507                      28,386                     11,846                      27,287
   ----------                 ----------                  ----------                 ----------                  ----------
      280,406                    281,695                     379,236                    318,625                   1,009,488
          513                      2,936                         340                          -                          89
   ----------                 ----------                  ----------                 ----------                  ----------
      280,919                    284,631                     379,576                    318,625                   1,009,577
   ----------                 ----------                  ----------                 ----------                  ----------
      (81,111)                  (200,616)                     40,393                    (89,274)                    329,567
   ----------                 ----------                  ----------                 ----------                  ----------



   (1,117,587)                (3,079,648)                 (1,093,067)                   676,776                   3,622,997
       62,394                     34,918                    (103,355)                         -                           -
   ----------                 ----------                  ----------                 ----------                  ----------
   (1,055,193)                (3,044,730)                 (1,196,422)                   676,776                   3,622,997
   ----------                 ----------                  ----------                 ----------                  ----------

     (435,537)                 1,959,488                  (3,701,972)                (2,113,847)                 (3,257,836)

      116,193                    344,886                      (6,757)                         -                           -
   ----------                 ----------                  ----------                 ----------                  ----------
     (319,344)                 2,304,374                  (3,708,729)                (2,113,847)                 (3,257,836)
   ----------                 ----------                  ----------                 ----------                  ----------
   (1,374,537)                  (740,356)                 (4,905,151)                (1,437,071)                    365,161
   ----------                 ----------                  ----------                 ----------                  ----------

  $(1,455,648)               $  (940,972)                $(4,864,758)               $(1,526,345)                $   694,728
   ==========                 ==========                  ==========                 ==========                  ==========


                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                GAM GLOBAL                     GAM INTERNATIONAL             GAM PACIFIC BASIN
                                      ----------------------------    ------------------------------   -----------------------------
PERIOD ENDED 30TH JUNE, 2001,
  (UNAUDITED) AND YEAR ENDED
  31ST DECEMBER, 2000                     2001             2000             2001             2000            2001           2000
                                          ----             ----             ----             ----            ----           ----
INCREASE/(DECREASE) IN NET
  ASSETS FROM:
Operations
Net investment income/(loss)          $   (221,513)   $   (965,366)   $     210,268    $   (8,931,896)  $    (81,111)  $   (264,347)
Net realized gain/(loss)                (1,944,751)      4,742,002      (56,673,487)       81,506,844     (1,055,193)     2,863,653
Unrealized
  appreciation/(depreciation)
  for the period                        (2,247,300)    (17,746,608)     (29,864,432)     (359,093,006)      (319,344)   (14,698,131)
                                      ------------    ------------    -------------    --------------   ------------   ------------
Net increase/(decrease) in
  net assets from operations            (4,413,564)    (13,969,972)     (86,327,651)     (286,518,058)    (1,455,648)   (12,098,825)

Dividends paid to shareholders from:
Net investment income
  Class A                                       --              --               --       (74,831,852)            --     (3,487,833)
  Class B                                       --              --               --        (5,049,741)            --       (477,879)
  Class C                                       --              --               --        (4,517,131)            --       (120,662)
  Class D                                       --              --               --        (6,531,233)            --       (134,038)
Distributions in excess of
  net investment income
  Class A                                       --        (882,883)              --       (43,325,237)            --             --
  Class B                                       --         (92,175)              --        (3,102,593)            --             --
  Class C                                       --         (48,638)              --        (2,310,311)            --             --
  Class D                                       --         (32,320)              --        (3,331,205)            --             --
Net realized gain on investments                --
  Class A                                       --        (305,400)              --                --             --             --
  Class B                                       --         (50,194)              --                --             --             --
  Class C                                       --         (32,360)              --                --             --             --
  Class D                                       --         (16,770)              --                --             --             --
Capital share transactions
  (Note 4)                             (11,046,383)    (32,335,485)    (116,389,934)     (557,399,725)    (1,512,819)   (20,549,479)
                                      ------------    ------------    -------------    --------------   ------------   ------------
Total increase/(decrease) in
  net assets                           (15,459,947)    (47,766,197)    (202,717,585)     (986,917,086)    (2,968,467)   (36,868,716)
Net assets
Beginning of period                     42,045,985      89,812,182      536,973,974     1,523,891,060     19,040,520     55,909,236
                                      ------------    ------------    -------------    --------------   ------------   ------------
End of period                         $ 26,586,038    $ 42,045,985    $ 334,256,389    $  536,973,974   $ 16,072,053   $ 19,040,520
                                      ============    ============    =============    ==============   ============   ============

Accumulated net investment
  income/(loss), end of period        $   (221,513)   $         --    $ (17,473,245)   $  (17,683,513)  $   (659,786)  $   (578,675)
                                      ============    ============    =============    ==============   ============   ============

See notes to financial statements.
                                       40

              GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------


       GAM JAPAN CAPITAL
 ----------------------------


      2001           2000
      ----           ----


  $  (200,616)   $  (739,851)
   (3,044,730)     7,819,389

    2,304,374    (24,343,159)
 ------------   ------------

     (940,972)   (17,263,621)



           --     (4,377,086)
           --       (232,365)
           --       (166,858)
           --             --


           --             --
           --             --
           --             --
           --             --

           --     (2,450,856)
           --       (158,780)
           --        (90,553)
           --             --
   (5,143,256)   (26,290,062)
 ------------   ------------
   (6,084,228)   (51,030,181)

   20,982,389     72,012,570
 ------------    -----------
 $ 14,898,161   $ 20,982,389
 ============   ============


  $  (563,734)   $  (363,118)
 ============   ============


            GAM EUROPE                     GAM AMERICAN FOCUS                GAMERICA CAPITAL
----------------------------------- ---------------------------------- -----------------------------


        2001           2000               2001            2000             2001             2000
        ----           ----               ----            ----             ----             ----

    $    40,393    $  (287,275)      $   (89,274)    $  (238,234)      $   329,567      $    49,034
     (1,196,422)     4,422,474           676,776       3,408,226         3,622,997          212,367

     (3,708,729)    (3,729,936)       (2,113,847)     (3,718,831)       (3,257,836)       3,356,513
   ------------   ------------      ------------    ------------      ------------    ------------

     (4,864,758)       405,263        (1,526,345)       (548,839)          694,728        3,617,914



             --             --                --              --                --               --
             --             --                --              --                --               --
             --             --                --              --                --               --
             --             --                --              --                --               --


             --             --                --              --                --               --
             --             --                --              --                --               --
             --             --                --              --                --               --
             --             --                --              --                --               --

             --     (2,519,943)               --      (2,423,690)               --         (948,031)
             --       (413,303)               --        (377,366)               --         (188,987)
             --        (90,751)               --        (337,413)               --         (176,024)
             --             --                --              --                --               --
      3,387,803      8,716,851        11,359,459      (7,537,829)       22,053,715       23,805,717
   ------------   ------------      ------------    ------------      ------------     ------------
     (1,476,955)     6,098,117         9,833,114     (11,225,137)       22,748,443       26,110,589

     28,859,378     22,761,261        27,608,552      38,833,689        96,153,091       70,042,502
   ------------   ------------       -----------    ------------      ------------     ------------
   $ 27,382,423   $ 28,859,378      $ 37,441,666    $ 27,608,552      $118,901,534     $ 96,153,091
   ============   ============      ============    ============      ============     ============

   $     17,982   $    (22,411)     $    (89,274)   $         --      $    323,529     $     (6,038)
   ============   ============      ============    ============      ============     ============

              GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

AS AT 30TH JUNE, 2001 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States and Canada.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES
Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
FUTURES CONTRACTS
Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES
It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

OPTION CONTRACTS
The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CHANGE IN ACCOUNTING PRINCIPLE:
As required, effective 1st January, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premiums on debt securities. Prior to 1st January, 2001 the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,024 reduction in the cost of securities and a corresponding $1,024 increase in net realized gain/(loss), in the GAM Japan Capital Fund, and in a $97,049 increase in the cost of securities and a corresponding $97,049 decrease in net unrealized appreciation (depreciation), in the GAMerica Capital Fund, based on securities held by the Fund on 1st January, 2001.

The effect of this change for the six months ended 30th June, 2001 was a decrease to net investment income by $1,024: increase net realized gains (losses) by $1,024, in the GAM Japan Capital Fund, and an increase to net investment income by $97,049: decrease net unrealized gains (losses) by $97,049. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

OTHER
Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
GAM International Management Limited, the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and Global Asset Management (USA)Inc., the Investment Adviser for GAM American Focus Fund each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund's average daily net assets. Global Asset Management (USA), Inc. became the sole Investment Adviser for the GAM American Focus Fund on 26th April, 2001.

Effective 17th December, 1999, UBS AG, a banking corporation organized under the laws of Switzerland, acquired all the outstanding shares of Global Asset Management Limited (the "Acquisition"). Global Asset Management Limited indirectly wholly owns GAM International Management Limited, the Investment Adviser to the Funds. The Acquisition resulted in a change of control of GAM International Management Limited. Thus, pursuant to the Investment Company Act of 1940, prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated 14th April, 1994 (the "GAM Contract") with GAM
International Management Limited as the Investment Adviser to the Funds. The Board of Directors on 29th September, 1999 (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) approved the continuance of the GAM Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) on behalf of each Fund on 27th October, 1999. The shareholders of each Fund approved the continuance of the GAM Contract on 26th October, 1999. As such, a new Amended and Restated Investment Advisory Contract was executed upon completion of the Acquisition with identical terms and conditions as the original GAM Contract.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 2001, GAM Services, Inc. retained front-end sales load charges of $80,980 and contingent deferred sales charges of $22,796 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

For the six months ended 30th June, 2001, the Company paid out $416 in brokerage commissions to affiliated brokers.

NOTE 3. DIRECTORS FEES
The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:


                                                              GAM          GAM                       GAM
                                  GAM            GAM        PACIFIC       JAPAN         GAM       AMERICAN       GAMERICA
                                GLOBAL     INTERNATIONAL     BASIN       CAPITAL      EUROPE        FOCUS         CAPITAL
-------------------------------------------------------------------------------------------------------------------------
Capital Annual Retainer         $3,571        $3,571       $3,571       $3,571       $3,571       $3,571         $3,571
Annual Meeting Fee                 571           571          571          571          571          571            571

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

NOTE 4. CAPITAL STOCK
At 30th June, 2001 GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 85,000,000, 75,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 160,000,000, 147,500,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital.

Changes in Each Fund's capital stock are summarized as follows:

                                                Class A                      Class B
                                          Shares           US$          Shares         US$
                                     -----------     ------------     --------     -----------
GAM GLOBAL
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                               85,152        1,390,904       18,376         300,748
Shares reinvested                             --               --           --              --
Shares redeemed                         (669,151)     (10,743,363)     (65,526)     (1,034,318)
                                     -----------     ------------     --------     -----------
Net decrease                            (583,999)      (9,352,459)     (47,150)       (733,570)
                                     ===========     ============     ========     ===========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                            1,034,125       20,510,307       48,896         910,833
Shares reinvested                         45,373          765,893        5,954          99,797
Shares redeemed                       (2,369,079)     (45,112,170)    (176,097)     (3,298,498)
                                     -----------     ------------     --------     -----------
Net decrease                          (1,289,581)     (23,835,970)    (121,247)     (2,287,868)
                                     ===========     ============     ========     ===========

GAM INTERNATIONAL
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                            3,024,537       54,071,735       24,085         435,808
Shares reinvested                             --               --           --              --
Shares redeemed                       (8,194,858)    (147,186,957)    (330,172)     (5,932,566)
                                     -----------     ------------     --------     -----------
Net decrease                          (5,170,321)     (93,115,222)    (306,087)     (5,496,758)
                                     ===========     ============     ========     ===========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           12,131,646      323,806,575      183,661       4,695,142
Shares reinvested                      4,208,408       90,368,483      274,609       5,903,935
Shares redeemed                      (33,901,013)    (891,872,849)    (938,903)    (23,421,313
                                     -----------     ------------     --------     -----------
Net decrease                         (17,560,959)    (477,697,791)    (480,633)    (12,822,236)
                                     ===========     ============     ========     ===========

GAM PACIFIC BASIN
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                              474,448        4,402,392        5,262          49,870
Shares reinvested                             --               --           --              --
Shares redeemed                         (521,067)      (4,873,468)     (90,977)       (866,291)
                                     -----------     ------------     --------     -----------
Net decrease                             (46,619)        (471,076)     (85,715)       (816,421)
                                     ===========     ============     ========     ===========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                            1,053,640       11,533,456       57,719         662,943
Shares reinvested                        269,721        2,662,194       17,580         182,654
Shares redeemed                       (3,044,206)     (32,211,279)    (212,729)     (2,398,077)
                                     -----------     ------------     --------     -----------
Net decrease                          (1,720,845)     (18,015,629)    (137,430)     (1,552,480)
                                     ===========     ============     ========     ===========

       Class C                         Class D
  Shares           US$          Shares           US$
----------     -----------     ----------     -----------


     1,326          21,127          1,242          19,390
        --              --             --              --
   (31,651)       (498,104)       (31,747)       (502,767)
----------     -----------     ----------     -----------
   (30,325)       (476,977)       (30,505)       (483,377)
==========     ===========     ==========     ===========

    19,500         377,784          9,217         165,850
     2,766          46,697          2,313          38,627
  (191,610)     (3,646,390)      (169,347)     (3,194,215)
----------     -----------     ----------     -----------
  (169,344)     (3,221,909)      (157,817)     (2,989,738)
==========     ===========     ==========     ===========



    62,831       1,169,973         59,934       1,120,770
        --              --             --              --
  (398,332)     (7,209,745)      (722,228)    (12,858,952)
----------     -----------     ----------     -----------
  (335,501)     (6,039,772)      (662,294)    (11,738,182)
==========     ===========     ==========     ===========

   348,796       8,832,380        404,130      10,830,219
   215,174       4,703,558        390,685       8,364,855
(1,672,877)    (42,553,539)    (2,245,683)    (57,057,171)
----------     -----------     ----------     -----------
(1,108,907)    (29,017,601)    (1,450,868)    (37,862,097)
==========     ===========     ==========     ===========




     2,787          12,400          1,016           9,547
        --              --             --              --
   (18,161)       (141,684)       (11,583)       (105,585)
----------     -----------     ----------     -----------
   (15,374)       (129,284)       (10,567)        (96,038)
==========     ===========     ==========     ===========

    11,432         121,618         10,373          96,670
    10,248          92,534         11,173         107,829
   (83,589)       (814,180)       (53,777)       (585,841)
----------     -----------     ----------     -----------
   (61,909)       (600,028)       (32,231)       (381,342)
==========     ===========     ==========     ===========

                  GAM FUND INC / NOTE TO FINANCIAL STATEMENTS

                                              Class A                      Class B                     Class C
                                        Shares           US$         Shares          US$         Shares          US$
                                     ----------     -----------     --------     ----------     --------     ----------
GAM JAPAN CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                             969,356       7,003,884        2,266         15,864        3,104         24,405
Shares reinvested                            --              --           --             --           --             --
Shares redeemed                      (1,676,651)    (11,946,965)     (16,582)      (123,885)     (15,289)      (116,559)
                                     ----------     -----------     --------     ----------     --------     ----------
Net decrease                           (707,295)     (4,943,081)     (14,316)      (108,021)     (12,185)       (92,154)
                                     ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           2,636,047      27,755,380       62,400        725,980       23,757        287,293
Shares reinvested                       601,005       5,407,300       19,048        178,906       21,578        206,797
Shares redeemed                      (5,517,329)    (58,372,299)    (106,176)    (1,267,453)    (115,568)    (1,211,966)
                                     ----------     -----------     --------     ----------     --------     ----------
Net decrease                         (2,280,277)    (25,209,619)     (24,728)      (362,567)     (70,233)      (717,876)
                                     ==========     ===========     ========     ==========     ========     ==========

GAM EUROPE
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                           1,099,734      12,298,165       26,604        306,720       12,090        135,922
Shares reinvested                            --              --           --             --           --             --
Shares redeemed                        (799,700)     (8,756,493)     (47,344)      (514,103)      (8,156)       (82,408)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase/(decrease)                 300,034       3,541,672      (20,740)      (207,383)       3,934         53,514
                                     ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           1,412,388      19,470,872      250,980      3,526,196       26,562        358,451
Shares reinvested                       156,678       1,834,696       22,599        264,059        6,518         73,584
Shares redeemed                      (1,151,213)    (15,578,384)     (71,041)      (970,940)     (18,941)      (261,683)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase                            417,853       5,727,184      202,538      2,819,315       14,139        170,352
                                     ==========     ===========     ========     ==========     ========     ==========

GAM AMERICAN FOCUS
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                             865,740      13,460,812       52,682        787,462       58,777        877,095
Shares reinvested                            --              --           --             --           --             --
Shares redeemed                        (183,921)     (2,741,148)     (23,213)      (345,977)     (45,842)      (678,785)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase                            681,819      10,719,664       29,469        441,485       12,935        198,310
                                     ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                             526,181       9,243,640       80,907      1,391,128       32,928        555,055
Shares reinvested                       119,843       1,964,075       17,533        282,927        4,850         77,265
Shares redeemed                        (887,229)    (15,992,525)     (93,813)    (1,671,669)    (193,027)    (3,387,725)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase/(decrease)                (241,205)     (4,784,810)       4,627          2,386     (155,249)    (2,755,405)
                                     ==========     ===========     ========     ==========     ========     ==========

GAMERICA CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2001
(UNAUDITED)
Shares sold                           1,099,056      24,380,826      162,244      3,569,997      113,021      2,491,641
Shares reinvested                            --              --           --             --           --             --
Shares redeemed                        (298,896)     (6,623,193)     (54,190)    (1,201,906)     (25,867)      (563,650)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase                            800,160      17,757,633      108,054      2,368,091       87,154      1,927,991
                                     ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           2,001,613      44,718,397      257,475      5,822,951      252,831      5,700,846
Shares reinvested                        33,825         770,170        5,704        129,665        6,375        144,799
Shares redeemed                      (1,303,996)    (28,339,054)     (76,341)    (1,644,797)    (161,315)    (3,497,260)
                                     ----------     -----------     --------     ----------     --------     ----------
Net increase                            731,442      17,149,513      186,838      4,307,819       97,891      2,348,385
                                     ==========     ===========     ========     ==========     ========     ==========

                  GAM FUND INC / NOTE TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2001 excluding short-term securities, were as follows:



                                                            GAM           GAM                        GAM
                                GAM          GAM          PACIFIC        JAPAN          GAM       AMERICAN     GAMERICA
                              GLOBAL   INTERNATIONAL       BASIN        CAPITAL       EUROPE        FOCUS       CAPITAL
---------------------------------------------------------------------------------------------------------------------------
         In US$
         Purchases         10,018,425    267,552,518     4,357,001     5,659,709    16,462,142   53,104,743    12,531,499
         Sales             22,707,130    351,601,324     6,173,451    11,613,431    12,129,644   42,015,464     8,046,384



Realized gains and losses are reported on an identified cost basis. At 30th June, 2001, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:



                                                            GAM           GAM                        GAM
                                GAM          GAM          PACIFIC        JAPAN          GAM       AMERICAN     GAMERICA
                              GLOBAL   INTERNATIONAL       BASIN        CAPITAL       EUROPE        FOCUS       CAPITAL
---------------------------------------------------------------------------------------------------------------------------
         In US$
         Appreciation       1,594,642    14,631,776     1,394,323       844,150     1,773,130     2,756,463    17,871,681
         Depreciation      (1,428,930)  (36,215,265)   (3,539,784)   (3,074,835)   (3,642,800)   (2,333,108)   (7,120,901)
                           ----------     ---------      --------     ---------     ---------     ---------     ---------
         Net                  165,712   (21,583,489)   (2,145,461)   (2,230,685)   (1,869,670)      423,355    10,750,780
                           ==========     =========      ========     =========     =========     =========     =========

         Cost for
         Federal Income
         Tax Purposes      23,727,222   342,108,146    17,811,960    15,465,355    29,586,438    36,246,143   108,538,399
                           ==========    ==========     =========     =========     =========     =========    ==========


At 31st December, 2000, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:



                                                            GAM           GAM                        GAM
                                GAM          GAM          PACIFIC        JAPAN          GAM       AMERICAN     GAMERICA
                              GLOBAL   INTERNATIONAL       BASIN        CAPITAL       EUROPE        FOCUS       CAPITAL
---------------------------------------------------------------------------------------------------------------------------
         In US$                    --   (25,004,717)     (483,511)           --            --         --            --
                                                      (14,482,801)
                                                         (362,835)
         Carryforward              --       31st Dec.     31st Dec.          --            --         --            --
         Expiration dates                      2006         2007,            --            --         --            --
                                                            2006 &           --
                                                            2005
         Post October loss
         carryforward              --   (28,834,332)     (464,104)      (948,846)          --         --       (510,047)



Foreign taxes withheld from dividends and interest for the six months ended 30th June, 2001, were as follows:



                                                            GAM           GAM                        GAM
                                GAM          GAM          PACIFIC        JAPAN          GAM       AMERICAN     GAMERICA
                              GLOBAL   INTERNATIONAL       BASIN        CAPITAL       EUROPE        FOCUS       CAPITAL
---------------------------------------------------------------------------------------------------------------------------
         In US$
         Dividends             10,518       544,101        20,210        12,059        59,915           573            --
         Interest                  --            --            --            45            --        68,739            --

                  GAM FUND INC / NOTES TO FINANCIAL STATEMENTS

NOTE 6. FINANCIAL INSTRUMENTS
During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 2001, the Funds had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net
                                                                                                                  Unrealized
                                                 Local                Settlement                Market           Appreciation/
                                               Currency                  Date                    Value          (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      US$                  US$
GAM INTERNATIONAL FUND
To buy:
Euro                                             2,962,593           9th August, 2001           2,838,427             (124,166)
To sell:
Euro                                            53,944,000           9th August, 2001          50,981,407            2,962,593
Japanese Yen*                                   42,000,000             1st July, 2001          40,484,484            1,515,516
                                                                                                                     ---------
Net equity in foreign currency exchange contracts                                                                    4,353,943
                                                                                                                     =========
GAM PACIFIC BASIN FUND
To sell:
Japanese Yen                                     3,392,347        9th September, 2001           3,288,665              103,682
Japanese Yen*                                      203,251       13th September, 2001             200,000                3,251
Japanese Yen*                                      204,402       13th September, 2001             200,000                4,402
                                                                                                                     ---------
Net equity in foreign currency exchange contracts                                                                      111,335
                                                                                                                     =========
JAPAN CAPITAL FUND
To buy:
Japanese Yen                                       234,201             2nd July, 2001             232,624               (1,577)
To sell:
Japanese Yen                                     9,300,000       18th September, 2001           9,232,238               67,762
Japanese Yen*                                    5,443,132             2nd July, 2001           5,363,176               79,956
Japanese Yen*                                    2,552,834             2nd July, 2001           2,500,000               52,834
Japanese Yen*                                      500,102             2nd July, 2001             500,000                  102
Japanese Yen*                                      503,932             2nd July, 2001             500,000                3,932
Japanese Yen*                                    1,100,000             2nd July, 2001           1,075,851               24,149
Japanese Yen*                                      500,000             2nd July, 2001             496,772                3,228
Japanese Yen*                                    2,100,000             2nd July, 2001           2,030,000               70,000
                                                                                                                     ---------
Net equity in foreign currency exchange contracts                                                                      300,386
                                                                                                                     =========



* The fund has entered into offsetting forward foreign currency contracts.


At 30th June, 2001 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2001 the Funds did not have any outstanding futures contracts.

                  GAM FUND INC / NOTE TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

NOTE 8. REVOLVING DEMAND NOTE
During the six months ended 30th June, 2001 GAM International Fund and GAM Japan Capital Fund entered into revolving demand notes with Brown Brothers Harriman & Co. subject to the borrowing limit as set forth in the Fund's registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Fund's custodian up to the amount of borrowing. Borrowing under these notes are charged interest at the current overnight LIBOR plus 300 basis points. The weighted average annualized interest rate on such notes was 8.28%, and 8.67% respectively. As of 30th June, 2001 there were no borrowings under the revolving demand note. The average daily loan balance outstanding was $937,537 for the period 3rd January, 2001 through 20th April, 2001, respectively.

                  GAM FUND INC / NOTE TO FINANCIAL STATEMENTS

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND

                                                      -------------------------------------------------------------------------
                                                                                       CLASS A
                                                      -------------------------------------------------------------------------
                                                      2001 (a)         2000         1999         1998         1997        1996
NET ASSET VALUE,
  beginning of period                                 $ 17.53        $ 21.75      $ 19.04      $ 18.71      $ 14.35     $ 13.51
                                                      -------        -------      -------      -------      -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                        (0.09)         (0.26)       (0.13)       (0.05)       (0.04)       0.16
Net realized and unrealized gain/(loss) on
  investments                                           (1.85)         (3.31)        2.84         0.55         5.04        1.55
                                                      -------        -------      -------      -------      -------     -------
Total from investment operations                        (1.94)         (3.57)        2.71         0.50         5.00        1.71
                                                      -------        -------      -------      -------      -------     -------

LESS DISTRIBUTIONS
Dividends from net investment income                       --             --           --           --        (0.02)      (0.08)
Distributions in excess of net investment income           --          (0.48)          --           --           --          --
Distributions from net realized gains                      --          (0.17)          --        (0.17)       (0.62)      (0.79)
                                                      -------        -------      -------      -------      -------     -------
Total distributions                                        --          (0.65)          --        (0.17)       (0.64)      (0.87)
                                                      -------        -------      -------      -------      -------     -------
Net asset value, end of period                        $ 15.59        $ 17.53      $ 21.75      $ 19.04      $ 18.71     $ 14.35
                                                      =======        =======      =======      =======      =======     =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                  (11.07)%       (16.34)%      14.23%        2.57%       34.95%      12.74%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                           $    19        $    31      $    67      $   140      $    66     $    20
Ratio of expenses to average net assets                  2.46%(c)       2.13%        1.89%        1.71%        1.83%       2.26%(d)
Ratio of net investment income/(loss) to average
  net assets                                            (1.13)%(c)     (1.34)%      (0.69)%      (0.25)%      (0.25)%      1.17%
Portfolio turnover rate                                    67%           199%         107%         123%          48%        107%

                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------  -----------------------------------------------------
                      CLASS B                                                  CLASS C
---------------------------------------------------  -----------------------------------------------------
2001 (a)         2000         1999       1998 (e)        2001 (a)         2000         1999       1998 (f)
---------------------------------------------------  -----------------------------------------------------
$ 17.50        $ 21.66      $ 19.11      $ 20.99         $ 17.53        $ 21.63      $ 19.10      $ 21.06
-------        -------      -------      -------         -------        -------      -------      -------


  (0.15)         (0.40)       (0.30)       (0.13)          (0.17)         (0.41)       (0.30)       (0.14)

  (1.83)         (3.29)        2.85        (1.75)          (1.82)         (3.27)        2.83        (1.82)
-------        -------      -------      -------         -------        -------      -------      -------
  (1.98)         (3.69)        2.55        (1.88)          (1.99)         (3.68)        2.53        (1.96)
-------        -------      -------      -------         -------        -------      -------      -------


-------        -------      -------      -------         -------        -------      -------      -------
     --          (0.30)          --           --              --          (0.25)          --           --
     --          (0.17)          --           --              --          (0.17)          --           --
-------        -------      -------      -------         -------        -------      -------      -------
     --          (0.47)          --           --              --          (0.42)          --           --
-------        -------      -------      -------         -------        -------      -------      -------
$ 15.52        $ 17.50      $ 21.66      $ 19.11         $ 15.54        $ 17.53      $ 21.63      $ 19.10
=======        =======      =======      =======         =======        =======      =======      =======



 (11.31)%       (16.96)%      13.34%       (8.96)%        (11.35)%       (16.97)%      13.25%       (9.31)%


$     4        $     6      $     9      $    10         $     3        $     3      $     8      $     9
   3.24%(c)       2.92%        2.76%        2.70%(c)        3.45%(c)       2.95%        2.77%        2.83%(c)
(1.87)%(c)       (2.11)%      (1.61)%    (1.14)%(c)      (2.08)%(c)       (2.16)%      (1.62)%    (1.27)%(c)
     67%           199%         107%         123%             67%           199%         107%         123%

-------------------------------------------------------------------------
                                   CLASS D
-------------------------------------------------------------------------
 2001 (a)        2000         1999         1998         1997        1996
-------------------------------------------------------------------------
$ 17.36        $ 21.41      $ 18.79      $ 18.50      $ 14.22     $ 13.48
-------        -------      -------      -------      -------     -------


  (0.13)         (0.33)       (0.18)       (0.08)       (0.09)       0.07

  (1.82)         (3.23)        2.80         0.54         5.02        1.47
-------        -------      -------      -------      -------     -------
  (1.95)         (3.56)        2.62         0.46         4.93        1.54
-------        -------      -------      -------      -------     -------


     --             --           --           --        (0.03)      (0.01)
     --          (0.32)          --           --           --          --
     --          (0.17)          --        (0.17)       (0.62)      (0.79)
-------        -------      -------      -------      -------     -------
     --          (0.49)          --        (0.17)       (0.65)      (0.80)
-------        -------      -------      -------      -------     -------
$ 15.41        $ 17.36      $ 21.41      $ 18.79      $ 18.50     $ 14.22
=======        =======      =======      =======      =======     =======



 (11.23)%       (16.57)%      13.94%        2.38%       34.80%      11.54%


$     1        $     2      $     6      $    10      $     4     $   0.8
   2.94%(c)       2.51%        2.16%        1.87%        2.01%       2.88%(d)
(1.60)%(c)       (1.76)%      (0.98)%      (0.41)%      (0.53)%      0.52%
     67%           199%         107%         123%          48%        107%

(a) For the six months ended 30th June, 2001 (unaudited)
(b) Net investment income per share has been determined based on the weight average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(f) For the period 19th May, 1998 (commencment of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC /NOTES TO FINANCIAL STATEMENTS

GAM INTERNATIONAL FUND

                                                 -------------------------------------------------------------------------------
                                                                                    CLASS A
                                                 -------------------------------------------------------------------------------
                                                   2001 (a)         2000         1999         1998          1997          1996
                                                 -------------------------------------------------------------------------------
NET ASSET VALUE,
  beginning of period                            $   20.02       $   32.16    $   30.06    $   28.46      $   23.15    $   21.37
                                                 ---------       ---------    ---------    ---------      ---------    ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                      0.02           (0.23)        0.17         0.08           0.08         0.57
Net realized and unrealized gain/(loss) on
  investments                                        (3.60)          (7.07)        1.93         2.03           6.58         1.34
                                                 ---------       ---------    ---------    ---------      ---------    ---------
Total from investment operations                     (3.58)          (7.30)        2.10         2.11           6.66         1.91
                                                 ---------       ---------    ---------    ---------      ---------    ---------

LESS DISTRIBUTIONS
Dividends from net investment income                    --           (2.82)          --        (0.05)         (0.18)       (0.09)
Distributions in excess of net investment income        --           (2.02)          --           --             --           --
Distributions from net realized gains                   --              --           --        (0.46)         (1.17)       (0.04)
                                                 ---------       ---------    ---------    ---------      ---------    ---------
Total distributions                                     --           (4.84)          --        (0.51)         (1.35)       (0.13)
                                                 ---------       ---------    ---------    ---------      ---------    ---------
Net asset value, end of period                   $   16.44       $   20.02    $   32.16    $   30.06      $   28.46    $   23.15
                                                 =========       =========    =========    =========      =========    =========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)               (17.88)%        (22.74)%       6.99%        7.22%         28.93%        8.98%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                      $     276       $     440    $   1,271    $   2,868      $   1,794    $   1,010
Ratio of expenses to average net assets               2.11%(c)        1.90%        1.76%        1.66%          1.68%        1.56%(d)
Ratio of net investment income/(loss) to average
  net assets                                          0.19%(c)       (0.86)%       0.62%        0.27%          0.28%        2.70%
Portfolio turnover rate                                148%            180%         117%          73%            48%          82%

                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------
                       CLASS B                                                  CLASS C
------------------------------------------------------------------------------------------------------------
2001 (a)          2000         1999       1998 (e)       2001 (a)          2000         1999       1998 (f)
--------        -------      -------      -------        --------        -------      -------      ---------

 $20.28          $32.31       $30.41       $33.39         $20.47          $32.29       $30.37       $32.61
-------         -------      -------      -------        -------         -------      -------      -------


  (0.04)          (0.38)       (0.07)       (0.20)         (0.04)          (0.40)       (0.05)       (0.20)

  (3.64)          (7.09)        1.97        (2.78)         (3.67)          (7.08)        1.97        (2.04)
-------         -------      -------      -------        -------         -------      -------      -------
  (3.68)          (7.47)        1.90        (2.98)         (3.71)          (7.48)        1.92        (2.24)
-------         -------      -------      -------        -------         -------      -------      -------


     --           (2.71)          --           --             --           (2.58)          --           --
     --           (1.85)          --           --             --           (1.76)          --           --
     --              --           --           --             --              --           --           --
-------         -------      -------      -------        -------         -------      -------      -------
     --           (4.56)          --           --             --           (4.34)          --           --
-------         -------      -------      -------        -------         -------      -------      -------
 $16.60          $20.28       $32.31       $30.41         $16.76          $20.47       $32.29       $30.37
=======         =======      =======      =======        =======         =======      =======      =======



 (18.15)%        (23.22)%       6.25%       (8.92)%       (18.12)%        (23.25)%       6.32%       (6.87)%


    $24             $35          $72          $65            $17             $28          $80          $78
   2.73%(c)        2.51%        2.48%        2.54%(c)       2.76%(c)        2.54%        2.48%        2.52%(c)
(0.41)%(c)        (1.44)%      (0.24)%    (1.10)%(c)     (0.45)%(c)        (1.48)%      (0.19)%    (1.14)%(c)
    148%            180%         117%          73%           148%            180%         117%          73%


-------------------------------------------------------------------------
                                   CLASS D
-------------------------------------------------------------------------
 2001 (a)         2000         1999        1998         1997        1996
---------       -------      -------     -------      -------     -------


$ 19.90         $ 31.96      $ 29.92     $ 28.34      $ 23.07     $ 21.35
-------         -------      -------     -------      -------     -------


  (0.01)          (0.25)        0.09        0.04         0.01        0.45

  (3.56)          (7.02)        1.95        2.03         6.59        1.32
-------         -------      -------     -------      -------     -------
  (3.57)          (7.27)        2.04        2.07         6.60        1.77
-------         -------      -------     -------      -------     -------


     --           (2.81)          --       (0.03)       (0.16)      (0.01)
     --           (1.98)          --          --           --          --
     --              --           --       (0.46)       (1.17)      (0.04)
-------         -------      -------     -------      -------     -------
     --           (4.79)          --       (0.49)       (1.33)      (0.05)
-------         -------      -------     -------      -------     -------
$ 16.33         $ 19.90      $ 31.96     $ 29.92      $ 28.34     $ 23.07
=======         =======      =======     =======      =======     =======



 (17.94)%        (22.82)%       6.82%       7.13%       28.78%       8.33%


$    17         $    34      $   101     $   159      $    99     $    39
   2.30%(c)        2.01%        1.94%       1.80%        1.82%       2.06%(d)
(0.08)%(c)        (0.96)%       0.34%       0.14%        0.05%       2.13%
    148%            180%         117%         73%          48%         82%

(a) For the six months ended 30th June, 2001 (unaudited)
(b) Net investment income per share has been determined based on the weight average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(f) For the period 19th May, 1998 (commencment of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


GAM PACIFIC BASIN FUND

                                                           ---------------------------------------------------------------------
                                                                                           CLASS A
                                                           ---------------------------------------------------------------------
                                                            2001 (a)       2000        1999        1998        1997        1996
                                                           ---------      ------      ------      ------      ------      ------
NET ASSET VALUE,
  beginning of period                                        $ 9.57       $14.17      $ 8.23      $ 9.69      $15.26      $16.97
                                                             ------       ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                              (0.03)       (0.06)      (0.04)      (0.01)         --        0.04
Net realized and unrealized gain/(loss) on
  investments                                                 (0.74)       (3.19)       6.19       (0.51)      (4.45)      (0.11)
                                                             ------       ------      ------      ------      ------      ------
Total from investment operations                              (0.77)       (3.25)       6.15       (0.52)      (4.45)      (0.07)
                                                             ------       ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                             --        (1.35)      (0.01)      (0.22)         --       (0.74)
Distributions in excess of net investment income                 --           --       (0.20)         --          --          --
Distributions from net realized gains                            --           --          --       (0.72)      (1.12)      (0.90)
                                                             ------       ------      ------      ------      ------      ------
Total distributions                                              --        (1.35)      (0.21)      (0.94)      (1.12)      (1.64)
                                                             ------       ------      ------      ------      ------      ------
Net asset value, end of period                               $ 8.80       $ 9.57      $14.17      $ 8.23      $ 9.69      $15.26
                                                             ======       ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                         (8.05)%     (23.21)%     74.91%      (3.99)%    (30.00)%     (0.39)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                  $   13       $   15      $   47      $   17      $   23      $   50
Ratio of expenses to average net assets                        3.00%(c)     2.20%       2.26%       2.42%       1.98%       1.76%(d)
Ratio of net investment income/(loss) to average net assets   (0.69)%(c)   (0.54)%     (0.42)%     (0.11)%      0.02%       0.22%
Portfolio turnover rate                                          52%          51%         63%         55%         42%         46%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

-----------------------------------------------     ------------------------------------------------
                      CLASS B                                             CLASS C
-----------------------------------------------     ------------------------------------------------
2001 (a)         2000        1999      1998 (e)     2001 (a)         2000        1999       1998 (f)
--------        ------      ------     --------     --------        ------      ------      --------

 $10.04         $14.89      $ 8.96      $ 9.15       $ 8.70         $13.21      $ 8.12      $ 8.54
 ------         ------      ------      ------       ------         ------      ------      ------


  (0.09)         (0.17)      (0.19)      (0.35)       (0.14)         (0.21)      (0.39)      (0.70)

  (0.77)         (3.33)       6.26        0.32        (0.67)         (2.95)       5.51        0.37
 ------         ------      ------      ------       ------         ------      ------      ------
  (0.86)         (3.50)       6.07       (0.03)       (0.81)         (3.16)       5.12       (0.33)
 ------         ------      ------      ------       ------         ------      ------      ------


     --          (1.35)         --       (0.04)          --          (1.35)         --          --
     --             --       (0.14)         --           --             --       (0.03)         --
     --             --          --       (0.12)          --             --          --       (0.09)
 ------         ------      ------      ------       ------         ------      ------      ------
     --          (1.35)      (0.14)      (0.16)          --          (1.35)      (0.03)      (0.09)
 ------         ------      ------      ------       ------         ------      ------      ------
 $ 9.18         $10.04      $14.89      $ 8.96       $ 7.89         $ 8.70      $13.21      $ 8.12
 ======         ======      ======      ======       ======         ======      ======      ======



  (8.57)%       (23.80)%     67.89%      (0.35)%      (9.31)%       (24.28)%     63.15%      (3.87)%


 $    2         $    3      $    6      $ 0.30       $ 0.29         $ 0.46      $    2      $ 0.20
   4.03%(c)        3.07%       3.48%       9.39%(c)     5.65%(c)       3.65%       5.57%      20.34%(c)
  (1.80)%(c)     (1.39)%     (1.59)%     (7.52)%(c)    (3.36)%(c)     (2.00)%     (3.82)%    (19.15)%(c)
     52%            51%         63%         55%          52%            51%         63%         55%
---------------------------------------------------------------------
                                 CLASS D
---------------------------------------------------------------------
  2001 (a)      2000        1999        1998        1997        1996
  --------     ------      ------      ------      ------      ------

   $ 9.33      $13.95      $ 8.11      $ 9.62      $15.20      $16.96
   ------      ------      ------      ------      ------      ------


    (0.08)      (0.14)      (0.16)      (0.01)       0.01       (0.10)

    (0.72)      (3.13)       6.13       (0.53)      (4.47)      (0.11)
   ------      ------      ------      ------      ------      ------
    (0.80)      (3.27)       5.97       (0.54)      (4.46)      (0.21)
   ------      ------      ------      ------      ------      ------


       --       (1.35)         --       (0.25)         --       (0.65)
       --          --       (0.13)         --          --          --
       --          --          --       (0.72)      (1.12)      (0.90)
   ------      ------      ------      ------      ------      ------
       --       (1.35)      (0.13)      (0.97)      (1.12)      (1.55)
   ------      ------      ------      ------      ------      ------
   $ 8.53      $ 9.33      $13.95      $ 8.11      $ 9.62      $15.20
   ======      ======      ======      ======      ======      ======



    (8.57)%    (23.75)%     73.71%      (4.64)%    (30.18)%     (1.19)%


   $    1      $    1      $    2      $    1      $    2      $    2
     4.00%(c)    2.95%       2.89%       2.53%       2.08%       2.28%(d)
    (1.70)%(c)  (1.28)%     (1.55)%     (0.17)%     (0.09)%      0.57%
       52%         51%         63%         55%         42%         46%

(a) For the six months ended 30th June, 2001 (unaudited).
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(f) For the period 1st June, 1998 (commencement of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM JAPAN CAPITAL FUND

                                                           ---------------------------------------------------------------------
                                                                                           CLASS A
                                                           ---------------------------------------------------------------------
                                                             2001 (a)      2000        1999        1998        1997        1996
                                                           ----------     ------      ------      ------      ------      ------
NET ASSET VALUE,
  beginning of period                                        $ 7.44       $13.85      $ 7.65      $ 8.44      $ 9.39      $10.16
                                                             ------       ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                       (0.07)       (0.17)      (0.14)      (0.06)      (0.10)      (0.05)
Net realized and unrealized gain/(loss) on
  investments                                                 (0.22)       (4.05)       6.77       (0.16)      (0.11)       0.07
                                                             ------       ------      ------      ------      ------      ------
Total from investment operations                              (0.29)       (4.22)       6.63       (0.22)      (0.21)       0.02
                                                             ------       ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                             --        (1.29)         --          --          --       (0.70)
Distributions in excess of net investment income                 --           --       (0.43)         --          --          --
Distributions from net realized gains                            --        (0.90)         --       (0.57)      (0.74)      (0.09)
                                                             ------       ------      ------      ------      ------      ------
Total distributions                                              --        (2.19)      (0.43)      (0.57)      (0.74)      (0.79)
                                                             ------       ------      ------      ------      ------      ------
Net asset value, end of period                               $ 7.15       $ 7.44      $13.85      $ 7.65      $ 8.44      $ 9.39
                                                             ======       ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                         (3.90)%     (32.30)%     87.05%      (2.75)%     (2.58)%      0.15%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                  $   13       $   19      $   67      $   22      $   31      $   37
Ratio of expenses to average net assets                        2.98%(c)     2.07%       2.06%       2.16%       2.15%       1.84%(d)
Ratio of net investment income/(loss) to average net assets   (2.05)%(c)   (1.45)%     (1.38)%     (0.78)%     (1.06)%     (0.50)%
Portfolio turnover rate                                          73%          48%         77%         59%         76%         23%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

 ------------------------------------------------      ------------------------------------------------
                        CLASS B                                              CLASS C
 ------------------------------------------------      ------------------------------------------------
  2001 (a)         2000        1999      1998 (e)       2001 (a)         2000        1999      1998 (f)
 ---------        ------      ------     --------      ---------        ------      ------     --------

   $ 7.76         $14.45      $ 8.11      $ 8.49         $ 7.88         $14.65      $ 8.12      $ 8.56
   ------         ------      ------      ------         ------         ------      ------      ------


    (0.13)         (0.29)      (0.34)      (0.19)         (0.16)         (0.32)      (0.34)      (0.15)

    (0.18)         (4.21)       6.98       (0.19)         (0.18)         (4.26)       7.09       (0.29)
   ------         ------      ------      ------         ------         ------      ------      ------
    (0.31)         (4.50)       6.64       (0.38)         (0.34)         (4.58)       6.75       (0.44)
   ------         ------      ------      ------         ------         ------      ------      ------


       --          (1.29)         --          --             --          (1.29)         --          --
       --             --       (0.30)         --             --             --       (0.22)         --
       --           (.90)         --          --             --           (.90)         --          --
   ------         ------      ------      ------         ------         ------      ------      ------
       --          (2.19)      (0.30)         --             --          (2.19)      (0.22)         --
   ------         ------      ------      ------         ------         ------      ------      ------
   $ 7.45         $ 7.76      $14.45      $ 8.11         $ 7.54         $ 7.88      $14.65      $ 8.12
   ======         ======      ======      ======         ======         ======      ======      ======



    (3.99)%       (32.94)%     82.18%      (4.48)%        (4.31)%       (33.05)%     83.30%      (5.14)%


   $    1         $    1      $    3      $    1         $ 0.50         $    1      $    2      $    1
     4.30%(c)       3.06%       3.80%       5.31%(c)       5.08%(c)       3.21%       3.94%       3.99%(c)
    (3.40)%(c)     (2.46)%     (3.16)%     (4.22)%(c)     (4.20)%(c)     (2.60)%     (3.21)%     (3.00)%(c)
       73%            48%         77%         59%            73%            48%         77%         59%

(a) For the six months ended 30th June, 2001 (unaudited).
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(f) For the period 19th May, 1998 (commencement of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM EUROPE FUND

                                                      --------------------------------------------------------------------------
                                                                                         CLASS A
                                                      --------------------------------------------------------------------------
                                                       2001 (a)        2000         1999         1998         1997        1996
                                                      ---------       -------      -------      -------      -------     -------
NET ASSET VALUE,
  beginning of period                                  $ 12.18        $ 13.08      $ 12.63      $ 12.57      $ 11.85     $ 10.04
                                                       -------        -------      -------      -------      -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                          0.03          (0.12)       (0.09)        0.03         0.02        0.07
Net realized and unrealized gain/(loss) on
  investments                                            (1.88)          0.67         1.96         1.28         3.15        2.06
                                                       -------        -------      -------      -------      -------     -------
Total from investment operations                         (1.85)          0.55         1.87         1.31         3.17        2.13
                                                       -------        -------      -------      -------      -------     -------

LESS DISTRIBUTIONS
Dividends from net investment income                        --             --           --        (0.02)       (0.06)      (0.01)
Distributions from net realized gains                       --          (1.45)       (1.42)       (1.23)       (2.39)      (0.31)
                                                       -------        -------      -------      -------      -------     -------
Total distributions                                         --          (1.45)       (1.42)       (1.25)       (2.45)      (0.32)
                                                       -------        -------      -------      -------      -------     -------
Net asset value, end of period                         $ 10.33        $ 12.18      $ 13.08      $ 12.63      $ 12.57     $ 11.85
                                                       =======        =======      =======      =======      =======     =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                   (15.19)%         4.61%       16.21%       10.70%       27.55%      21.32%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                            $    23        $    24      $    20      $    49      $    39     $    25
Ratio of expenses to average net assets                   2.48%(c)       2.49%        2.48%        2.06%        1.81%       1.89%(d)
Ratio of net investment income/(loss) to average
  net assets                                              0.47%(c)      (0.86)%      (0.79)%       0.24%        0.15%       0.59%
Portfolio turnover rate                                     87%           194%         109%         168%          80%         76%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================



-------------------------------------------------        -------------------------------------------------
                      CLASS B                                                 CLASS C
-------------------------------------------------        -------------------------------------------------
2001(a)         2000         1999        1998 (e)        2001 (a)         2000        1999        1998 (f)
-------        -------      -------      --------        --------       -------      -------      --------

$ 12.06        $ 13.08      $ 12.82      $ 15.38         $ 11.66        $ 12.77      $ 12.70      $ 15.16
-------        -------      -------      -------         -------        -------      -------      -------


  (0.04)         (0.25)       (0.29)       (0.20)          (0.06)         (0.33)       (0.43)       (0.28)

  (1.84)          0.68         1.97        (1.37)          (1.79)          0.67         1.92        (1.19)
-------        -------      -------      -------         -------        -------      -------      -------
  (1.88)          0.43         1.68        (1.57)          (1.85)          0.34         1.49        (1.47)
-------        -------      -------      -------         -------        -------      -------      -------


     --             --           --           --              --             --           --           --
     --          (1.45)       (1.42)       (0.99)             --          (1.45)       (1.42)       (0.99)
-------        -------      -------      -------         -------        -------      -------      -------
     --          (1.45)       (1.42)       (0.99)             --          (1.45)       (1.42)       (0.99)
-------        -------      -------      -------         -------        -------      -------      -------
$ 10.18        $ 12.06      $ 13.08      $ 12.82         $  9.81        $ 11.66      $ 12.77      $ 12.70
=======        =======      =======      =======         =======        =======      =======      =======



 (15.59)%         3.68%       14.48%       (9.82)%        (15.87)%         3.07%       13.11%       (9.32)%


$     3        $     4      $     2      $     2         $     1        $     1      $     1      $     1
   3.39%(c)       3.39%        4.17%        3.93%(c)        3.97%(c)       4.04%        5.35%        4.93%(c)
  (0.67)%(c)     (1.80)%      (2.41)%      (2.58)%(c)      (1.20)%(c)     (2.48)%      (3.62)%      (3.46)%(c)
     87%           194%         109%         168%             87%           194%         109%         168%



(a) For the six months ended 30th June, 2000 (unaudited).
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(f) For the period 20th May, 1998 (commencement of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM AMERICAN FOCUS FUND

                                                       -------------------------------------------------------------------------
                                                                                          CLASS A
                                                       -------------------------------------------------------------------------
                                                       2001 (a)(b)        2000        1999        1998        1997        1996
                                                       -----------       -------     -------     -------     ------      -------
NET ASSET VALUE,
  beginning of period                                    $ 15.97         $ 18.30     $ 16.74     $ 17.32     $ 13.56     $ 11.93
                                                         -------         -------     -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (c)                           (0.03)          (0.10)      (0.07)      (0.07)         --       (0.05)
Net realized and unrealized gain/(loss) on
  investments                                              (0.66)          (0.16)       1.63        4.76        3.99        2.93
                                                         -------         -------     -------     -------     -------     -------
Total from investment operations                           (0.69)          (0.26)       1.56        4.69        3.99        2.88
                                                         -------         -------     -------     -------     -------     -------

LESS DISTRIBUTIONS
Dividends from net investment income                          --              --          --          --          --          --
Distributions from net realized gains                         --           (2.07)         --       (5.27)      (0.23)      (1.25)
                                                         -------         -------     -------     -------     -------     -------
Total distributions                                           --           (2.07)         --       (5.27)      (0.23)      (1.25)
                                                         -------         -------     -------     -------     -------     -------
Net asset value, end of period                           $ 15.28         $ 15.97     $ 18.30     $ 16.74     $ 17.32     $ 13.56
                                                         =======         =======     =======     =======     =======     =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                      (4.32)%         (1.46)%      9.32%      29.44%      29.41%      24.10%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                              $    31         $    21     $    29     $    17     $    11     $     6
Ratio of expenses to average net assets                     1.85%(d)        2.00%       1.90%       2.10%       1.94%       2.61%(e)
Ratio of net investment income/(loss) to average
  net assets                                               (0.37)%(d)      (0.58)%     (0.42)%     (0.34)%      0.00%      (0.39)%
Portfolio turnover rate                                      276%             12%         13%         70%         15%          9%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


---------------------------------------------------    ---------------------------------------------------
                         CLASS B                                                CLASS C
---------------------------------------------------    ---------------------------------------------------
 2001 (a)(b)         2000       1999       1998 (f)     2001 (a)(b)        2000        1999       1998 (g)
-----------        -------     -------     --------    ------------       ------      -------    ---------

   $ 15.71         $ 18.19     $ 16.87     $ 20.08        $ 15.41         $ 17.91     $ 16.58     $ 21.58
   -------         -------     -------     -------        -------         -------     -------     -------


     (0.10)          (0.25)      (0.29)      (0.57)         (0.11)          (0.25)      (0.25)      (0.44)

     (0.64)          (0.16)       1.61        2.17          (0.63)          (0.18)       1.58        0.25
   -------         -------     -------     -------        -------         -------     -------     -------
     (0.74)          (0.41)       1.32        1.60          (0.74)          (0.43)       1.33       (0.19)
   -------         -------     -------     -------        -------         -------     -------     -------


        --              --          --          --             --              --          --          --
        --           (2.07)         --       (4.81)            --           (2.07)         --       (4.81)
   -------         -------     -------     -------        -------         -------     -------     -------
        --           (2.07)         --       (4.81)            --           (2.07)         --       (4.81)
   -------         -------     -------     -------        -------         -------     -------     -------
   $ 14.97         $ 15.71     $ 18.19     $ 16.87        $ 14.67         $ 15.41     $ 17.91     $ 16.58
   =======         =======     =======     =======        =======         =======     =======     =======



     (4.71)%         (2.31)%      7.82%       9.68%         (4.80)%         (2.47)%      8.02%       0.69%


   $     4         $     4     $     4     $     1        $     3         $     3     $     6     $     1
      2.78%(d)        2.86%       3.11%       7.56%(d)       2.94%(d)        2.89%       2.90%       8.16%(d)
     (1.29)%(d)      (1.44)%     (1.66)%     (5.81)%(d)     (1.44)%(d)      (1.46)%     (1.45)%     (6.50)%(d)
       276%             12%         13%         70%           276%             12%         13%         70%


(a)  For the six months ended 30th June, 2001 (unaudited).
(b) Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co., leaving Global Asset Management (USA) Inc. as the fund's sole investment advisor. (See Note 2)
(c) Net investment income per share has been determined based on the weighted average shares outstanding method.
(d)  Annualized.
(e) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(f) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(g) For the period from 7th July, 1998 (commencement of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAMERICA CAPITAL FUND

                                                       ----------------------------------------------------------------------
                                                                                        CLASS A
                                                       ----------------------------------------------------------------------
                                                        2001 (a)        2000        1999        1998        1997        1996
                                                       ---------       ------      ------      ------      ------      ------
NET ASSET VALUE,
  beginning of period                                    $22.49        $21.45      $17.08      $13.43      $10.82      $10.03
                                                         ------        ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                           0.09          0.06        0.13       (0.01)      (0.24)      (0.42)
Net realized and unrealized gain on
  investments                                              0.01          1.35        4.78        4.08        4.23        2.22
                                                         ------        ------      ------      ------      ------      ------
Total from investment operations                           0.10          1.41        4.91        4.07        3.99        1.80
                                                         ------        ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                         --            --       (0.07)         --          --          --
Distributions from net realized gains                        --         (0.37)      (0.47)      (0.42)      (1.38)      (1.01)
                                                         ------        ------      ------      ------      ------      ------
Total distributions                                          --         (0.37)      (0.54)      (0.42)      (1.38)      (1.01)
                                                         ------        ------      ------      ------      ------      ------
Net asset value, end of period                           $22.59        $22.49      $21.45      $17.08      $13.43      $10.82
                                                         ======        ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                      0.44%         6.54%      28.97%      30.59%      37.28%      18.31%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                              $   88        $   70      $   51      $   11      $    4      $    2
Ratio of expenses to average net assets                    1.76%(c)      1.79%       1.84%       2.46%       3.45%       5.16%(d)(e)
Ratio of net investment income/(loss) to average
  net assets                                               0.82%(c)      0.25%       0.66%      (0.03)%     (2.04)%     (3.79)%
Portfolio turnover rate                                      28%           20%         20%         29%         22%         27%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


------------------------------------    ------------------------------------
               CLASS B                                 CLASS C
------------------------------------    ------------------------------------
 2001 (a)   2000     1999   1998 (f)     2001(a)    2000     1999   1998 (f)
---------  ------   ------  --------    --------   ------   ------  --------

 $22.46    $21.54   $17.26   $16.57      $22.30    $21.42   $17.13   $16.57
 ------    ------   ------   ------      ------    ------   ------   ------


   0.01     (0.10)   (0.07)   (0.26)       0.01     (0.10)   (0.04)   (0.37)

     --      1.39     4.82     1.10          --      1.35     4.80     1.08
 ------    ------   ------   ------      ------    ------   ------   ------
   0.01      1.29     4.75     0.84        0.01      1.25     4.76     0.71
 ------    ------   ------   ------      ------    ------   ------   ------


     --        --       --       --          --        --       --       --
     --     (0.37)   (0.47)   (0.15)         --     (0.37)   (0.47)   (0.15)
 ------    ------   ------   ------      ------    ------   ------   ------
     --     (0.37)   (0.47)   (0.15)         --     (0.37)   (0.47)   (0.15)
 ------    ------   ------   ------      ------    ------   ------   ------
 $22.47    $22.46   $21.54   $17.26      $22.31    $22.30   $21.42   $17.13
 ======    ======   ======   ======      ======    ======   ======   ======



   0.04%     5.97%   27.68%    5.13%       0.04%     5.81%   27.95%    4.34%


    $16       $14       $9       $1         $14       $12      $10       $1
   2.47%(c)  2.49%    2.88%    5.19%(c)    2.47%(c)  2.48%    2.74%    7.15%(c)

   0.11%(c) (0.44)%  (0.34)%  (2.74)%(c)   0.12%(c) (0.45)%  (0.23)%  (4.77)%(c)
     28%       20%      20%      29%         28%       20%      20%      29%


(a) For the six months ended 30th June, 2001 (unaudited).
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(c) Annualized.
(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(e) In the absence of expense reimbursement, on an annualized basis would have been 6.16% of average net assets for the period ended 31st December, 1996.
(f) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                               BOARD OF DIRECTORS

Dr Burkhard Poschadel--President   CHIEF EXECUTIVE OFFICER, Global Asset
                                   Management Limited

George W. Landau                   SENIOR ADVISER, Latin America Group, The
                                   Coca-Cola Company, New York

Roland Weiser                      PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.            ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                   Grand, Iason & Silberberg, P.C., New York,
                                   New York

Address of the Company             135 East 57th Street
                                   New York, New York 10022
                                   Tel: (212) 4074600
                                   1-800-426-4685 (toll free)
                                   Fax: (212) 407-4684

Registrar and Transfer Agent       Boston Financial Data Services
                                   P.O. Box 8264
                                   Boston, Massachusetts 02266-8264
                                   Tel: 1-800-426-4685 (toll free)
                                   Fax: (617) 483-2405



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          Copies of this report may be obtained from the Fund, from the
                            Transfer Agent or from:

              In the United Kingdom (for authorized persons only);
              Global Asset Management Limited, a member of IMRO,
              12 St. James's Place, London SW1A 1NX, UK
              Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G


              On Internet;
              Information on GAM's SEC-registered funds -www.gam.com Email enquiries on GAM - usinfo@gam.com

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